                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04138


                       -----------------------------------


                           Allmerica Investment Trust
                              (Name of Registrant)

                       -----------------------------------


                               440 Lincoln Street
                         Worcester, Massachusetts 01653
                    (Address of Principal Executive Offices)


                       -----------------------------------


                            George M. Boyd, Secretary
                               Allmerica Financial
                               440 Lincoln Street
                               Worcester, MA 01653
                     (Name and Address of Agent for Service)


                       -----------------------------------


               Registrant's Telephone Number, including Area Code:
                                 (508) 855-1000


                       -----------------------------------


Date of Fiscal Year End:  December 31
                          -----------

Date of Reporting Period: June 30, 2003
                          -------------

Item 1. Reports to Stockholders

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

     Allmerica Investment Trust
     Semi-Annual Report
     June 30, 2003

     Allmerica Investment Trust - Money Market Fund
     Semi-Annual Report
     June 30, 2003

                   Allmerica Financial                        Semi-Annual Report
--------------------------------------------------------------------------------
                     June 30, 2003

                                                      Allmerica Investment Trust

[GRAPHIC] AIT                                                               2003

                                                   [LOGO] Allmerica Financial(R)

                               TABLE OF CONTENTS


                    A Letter from the Chairman.........   1
                    Select Capital Appreciation Fund...   2
                    Select Value Opportunity Fund......   3
                    Select International Equity Fund...   4
                    Select Growth Fund.................   5
                    Core Equity Fund...................   6
                    Equity Index Fund..................   7
                    Select Investment Grade Income Fund   8
                    Government Bond Fund...............   9
                    Money Market Fund..................  10

                    FINANCIALS......................... F-1

For information on ordering additional copies of this report, see Client Notices on page F-53.

One or more Funds may not be available under the variable annuity or variable life insurance policy which you have chosen. Inclusion in this report of a Fund which is not available under your policy is not to be considered a solicitation.

                          A LETTER FROM THE CHAIRMAN

Dear Client:

The global economy continued to sputter during the first half of 2003. At the June economic summit in France, five of the eight leading industrialized nations were either in recession or suffering from slow economic growth. Some European and Japanese officials expressed concern that a continued decline in the value of the already weak U.S. dollar could delay any global recovery. When SARS appeared in China, the country's economic growth decelerated and exports declined throughout the region. As the effects of deflation continued to wreak havoc on Japan's economy, many companies struggled to remain viable. Global stock markets dropped precipitously in the first quarter, but evolving worldwide events triggered a strong second quarter rally, leaving many indices in positive territory for the first half of 2003. Japan's Nikkei Average finished the period up 6.48%, Hong Kong's Hang Seng Index was higher by 5.60%, Germany's DAX Index rose 11.34%, England's FTSE Index gained 4.81% and France's CAC 40 Index was up 3.08%.

During the period, business spending remained on hold as the United States led a war against the leaders of Iraq. When coalition forces achieved rapid success on the battlefield, several analysts predicted a surge in post-war economic activity on the home front. Consumer confidence did spike when the major fighting ended, but a stalled labor market and a continued lack of corporate investment limited the extent of the rebound. The U.S. unemployment rate reached 6.1% during the six-month period, as sluggish demand resulted in additional layoffs. In an effort to stimulate economic growth and create jobs, the U.S. Congress passed a $350 billion tax cut package and the Federal Reserve Board cut the federal funds rate by 0.25%, to a low 1.00%. The U.S. stock and bond markets seemed to be signaling better times ahead, as they posted solid returns for the first six months of 2003. The S&P 500(R) Index finished up 11.77%, the Nasdaq Composite Index was higher by 21.82% and the Lehman Brothers Aggregate Bond Index gained 3.92%.

All of the Allmerica Investment Trust stock funds achieved positive returns for the first half of 2003, led by Select Capital Appreciation Fund, which gained 18.87%. Each of the Trust's fixed income portfolios also posted positive results, led by Select Investment Grade Income Fund, which returned 3.48%. During the period, following an affirmative vote at a special meeting of shareholders, five funds of Allmerica Investment Trust were merged into other funds of the Trust. Select Strategic Growth Fund and Select Aggressive Growth Fund were merged into Select Growth Fund. Select Emerging Markets Fund was merged into Select International Equity Fund. Select Growth and Income Fund was merged into Equity Index Fund. Select Strategic Income Fund was merged into Select Investment Grade Income Fund.

On behalf of the Board of Trustees,

/s/ John P. Kavanaugh
John P. Kavanaugh

Chairman of the Board

Allmerica Investment Trust

                       SELECT CAPITAL APPRECIATION FUND

The Select Capital Appreciation Fund returned 18.87% for the first half of 2003, outperforming its benchmark, the Russell Midcap Index, which returned 15.47%.

Stocks rallied during the first six months of the year, with small-caps and growth stocks leading the market higher. The conclusion of the latest Iraq campaign helped ignite an impressively broad rally in financial assets. Investors may have been anticipating stronger economic growth in the second half of 2003, spurred by what may be a record amount of stimulus, including the new tax cut, another Federal Reserve Board interest rate cut, new highs in mortgage refinancing, easier corporate borrowing conditions and a weaker dollar.

The fund benefited from the strong performance of its retail, biotechnology, generic drug, and Internet software and services holdings, among others. Top contributors included a pharmacy services provider, a consumer electronics retailer, a growth-oriented investment manager and an Internet security software firm. Top detractors included an identification and credentials database manager, an information technology services and outsourcing provider, a defensive stock that has more than doubled in the past three years, a human resources consulting and outsourcing firm and a medical research supplies maker.

The investment sub-adviser remains optimistic about the U.S. economy, believing that it may grow more strongly in the second half of 2003. But just as the downturn was relatively mild, the investment sub-adviser expects economic growth to be modest over the next few years, with the revival of business capital spending being key to a sustainable economic recovery. In a slow-growth environment, mid-cap growth stocks may offer an attractive investment opportunity because they have the potential to grow faster than larger companies.
                         Average Annual Total Returns

                                            1 Year 5 Year  Life of Fund
        Select Capital Appreciation Fund    4.63%    5.15%    11.51%
        Russell Midcap Index                2.63%    3.35%    11.13%
        Lipper Mid-Cap Growth Funds Average 0.34%  (1.55)%     7.21%

                   Growth of a $10,000 Investment Since 1995

                                    [CHART]

             Select Capital     Russell Midcap
            Appreciation Fund        Index
            -----------------   --------------
4/28/1995
Inception
Date            $10,000        $10,000
6/30/1995        11,340         10,676
6/30/1996        15,859         13,078
6/30/1997        15,757         16,079
6/30/1998        18,967         20,098
6/30/1999        22,142         22,373
6/30/2000        26,210         25,203
6/30/2001        26,247         25,444
6/30/2002        23,302         23,100
6/30/2003        24,381         23,706



The Select Capital Appreciation Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.
Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Lipper Mid-Cap Growth Funds Average is a non-weighted average of funds within the mid-cap growth investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.
Performance prior to 4/1/98 is that of a prior Sub-Adviser.

Investment Sub-Adviser
T. Rowe Price Associates, Inc.

About the Fund
Seeks long-term growth of capital by investing primarily in mid-cap growth stocks selling at reasonable prices.

                             Portfolio Composition

As of June 30, 2003, the sector allocation of net assets was:

                                    [CHART]

Commercial Services             11%
Pharmaceuticals                 10%
Computer Software & Processing   9%
Retailers                        8%
Medical Supplies                 6%
Financial Services               6%
Electronics                      5%
Health Care Providers            5%
Heavy Machinery                  5%
Other                           35%




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                         SELECT VALUE OPPORTUNITY FUND

The Select Value Opportunity Fund returned 12.78% for the first half of 2003, underperforming its benchmark, the Russell 2500 Value Index, which returned 15.49%.

The two largest contributors to performance during the first half of the year were a major reinsurance company and a large West Coast utility. The magnitude of the reinsurance company's profit opportunity became evident when it reported excellent first quarter earnings. The fund purchased shares in the West Coast utility after the shares had become depressed and, in the opinion of the investment sub-adviser, did not reflect the true earning power of the business. A large cable television company and a major provider of health plans were also positive contributors to the fund, after reporting earnings that were better than expected. Other positive contributors to performance included health care companies, technology related service companies and a discount retailer. The leading detractors from performance were a manufacturer of plastic building products, a regional trucking company and a manufacturer of paper products.

Despite the recent market rally, the investment sub-adviser continues to find numerous investment opportunities that may support future performance. Historically, the financial markets have anticipated and led trends in the real economy, so the investment sub-adviser believes it is not surprising that stocks have gone up while business spending remains weak, employment has not yet rebounded and earnings remain depressed in many industries. In order for improved performance to be sustained, however, the investment sub-adviser feels that investors will need to see more evidence of a recovery in business conditions. Hence, the investment sub-adviser thinks that the equity markets may remain choppy until there are clear signs of better earnings prospects.
                         Average Annual Total Returns

                                              1 Year  5 Year 10 Year
           Select Value Opportunity Fund        0.32% 5.64%  10.81%
           Russell 2500 Value Index           (0.61)% 5.39%  11.88%
           Lipper Mid-Cap Value Funds Average (1.67)% 5.15%  10.65%

                   Growth of a $10,000 Investment Since 1993

                                    [CHART]

             Select Value    Russell 2500
           Opportunity Fund   Value Index
           ----------------  ------------
6/30/1993       $10,000         $10,000
6/30/1994        10,746          10,746
6/30/1995        11,637          11,635
6/30/1996        14,654          14,652
6/30/1997        18,233          18,228
6/30/1998        21,227          21,221
6/30/1999        22,294          21,032
6/30/2000        22,141          20,805
6/30/2001        28,645          26,042
6/30/2002        27,838          27,755
6/30/2003        27,927          27,589


The Select Value Opportunity Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.
Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
The Russell 2500 Value Index is a capitalization weighted index measuring the performance of those Russell 2500 companies with both lower price-to-book ratios and forecasted growth values. The Lipper Mid-Cap Value Funds Average is a non-weighted average of mid-cap value funds. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.
Performance prior to 1/1/97 is that of a prior Sub-Adviser.

Investment Sub-Adviser
Cramer Rosenthal McGlynn, LLC

About the Fund
Seeks long-term growth of capital by investing primarily in small and mid-sized companies believed to be undervalued.

                             Portfolio Composition

As of June 30, 2003, the sector allocation of net assets was:

                                    [CHART]

Insurance                          13%
Commercial Services                 9%
Electric Utilities                  8%
Entertainment & Leisure             6%
Banking                             5%
Retailers                           5%
Chemicals                           5%
Heavy Machinery                     5%
Medical Supplies                    4%
Other                              40%




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                       SELECT INTERNATIONAL EQUITY FUND

The Select International Equity Fund returned 6.29% for the first half of 2003, underperforming its benchmark, the MSCI EAFE Index, which returned 9.85%.

Most equity indices reflected declines during the first quarter prompted by the uncertain duration and magnitude of the war in Iraq and the resulting impact on the global economy. Markets rallied strongly as the prospect of a short war appeared apparent and oil prices slumped from earlier highs. In the second quarter, a sense of optimism pervaded equity markets as investors shrugged off negative news and focused on the positive. The short duration of the war in Iraq provided support for views that the global economy would pick up in the second half of 2003.

In the second quarter, double-digit percentage gains were registered in most regions. This was in sharp contrast to the first quarter when the three key European markets of the Netherlands, Germany and France lost about 15%, led in part by the slump in large-capitalization stocks. Banking and insurance stocks rebounded in the second quarter, and technology stocks continued their strong showing. Europe's second largest utility was the main contributor to performance for the six-month period, while leading consumer staples stocks lagged the overall market.

The investment sub-adviser believes that equities continue to offer reasonable value relative to other assets. The investment sub-adviser reports that economic indicators suggest that the recovery in the U.S. is beginning to gain some impetus, and that this should be better reflected in the second half of the year.
                         Average Annual Total Returns

                                    1 Year  5 Year  Life of Fund
Select International Equity Fund   (11.26)% (4.53)%    3.61%
MSCI EAFE Index                     (6.06)% (3.68)%    1.66%
Lipper International Funds Average  (7.66)% (3.33)%    2.83%

                   Growth of a $10,000 Investment Since 1994

                                     [CHART]

           Select International
                Equity Fund       MSCI EAFE Index
           --------------------   ---------------
5/2/1994
Inception
Date              $10,000           $10,000
6/30/1994           9,620            10,088
6/30/1995          10,573            10,285
6/30/1996          12,463            11,686
6/30/1997          15,265            13,225
6/30/1998          17,448            14,069
6/30/1999          18,351            15,184
6/30/2000          22,306            17,832
6/30/2001          17,561            13,621
6/30/2002          15,595            12,380
6/30/2003          13,839            11,629


The Select International Equity Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.
Special risk considerations are associated with investments in non-U.S. companies, including fluctuating foreign exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect the portfolio.
Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
The MSCI EAFE Index is an unmanaged index of European, Australian and Far East stocks. The Lipper International Funds Average is a non-weighted average of funds within the international fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser
Bank of Ireland Asset Management (U.S.) Ltd.

About the Fund
Seeks maximum long-term total return by investing in non-U.S. companies based on fundamental value.

                             Portfolio Composition

As of June 30, 2003, the country allocation of net assets was:

                                    [CHART]

United Kingdom  27%
Japan           14%
Switzerland     12%
Netherlands      9%
France           8%
Germany          7%
Italy            4%
Spain            4%
Other           15%




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                              SELECT GROWTH FUND

The Select Growth Fund returned 10.62% for the first half of 2003, underperforming its benchmark, the Russell 1000 Growth Index, which returned 13.08%.

The fund recorded a positive return from the beginning of the year through the end of June, helped by a particularly strong second quarter. The broader market and the fund benefited from a post-war rally that allowed investors to focus more on improving economic and company fundamentals. In the Jennison Associates LLC portion of the fund, health care, information technology and consumer discretionary stocks led returns, as economically sensitive stocks performed particularly well. Holdings in more defensive oriented areas such as industrials and consumer staples were detractors from performance. In the Putnam Investment Management, LLC portion of the fund, health care had the greatest positive impact on the portfolio, with the health care services industry being most beneficial. A leading pharmacy benefit management company posted the largest gain when it announced record earnings for its fiscal fourth quarter and fiscal year. Stock selection in the consumer cyclicals, technology, and communication services sectors detracted from results during the period.

The investment sub-advisers expect a pick up in economic activity in the latter half of the year and believe that the next move in equities will be driven by acceleration in cash flow, revenue, and earnings growth. The investment sub-advisers continue to focus on the long-term fundamentals of the companies they invest in, which may provide them with superior growth opportunities, competitive positions and attractive profit streams. They each feel that their individual stock picking approaches are well suited to identifying the companies that will become the winners in this market.

                         Average Annual Total Returns

                                              1 Year  5 Year  10 Year
          Select Growth Fund                  (2.60)% (6.64)%  6.24%
          Russell 1000 Growth Index             2.93% (5.04)%  8.29%
          Lipper Large-Cap Core Funds Average (1.36)% (2.66)%  7.73%

                   Growth of a $10,000 Investment Since 1993

                                    [CHART]

           Select Growth  Russell 1000
                Fund      Growth Index
           -------------  ------------
6/30/1993    $10,000        $10,000
6/30/1994      9,792          9,970
6/30/1995     12,222         13,010
6/30/1996     14,420         16,628
6/30/1997     18,584         21,839
6/30/1998     25,818         28,697
6/30/1999     31,133         36,525
6/30/2000     36,015         45,901
6/30/2001     25,754         29,294
6/30/2002     18,801         21,534
6/30/2003     18,312         22,163


The Select Growth Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.
Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Large-Cap Core Funds Average is a non-weighted average of funds within the large-cap core investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.
Performance prior to 7/1/96 is that of a prior Sub-Adviser.
Jennison Associates LLC became a sub-adviser of the fund effective April 17, 2003.

Investment Sub-Advisers
Jennison Associates LLC
Putnam Investment Management, LLC

About the Fund
Seeks long-term growth of capital by investing in companies believed to have long-term growth potential.

                             Portfolio Composition

As of June 30, 2003, the sector allocation of net assets was:

                                    [CHART]

Pharmaceuticals                    20%
Retailers                           9%
Computers & Information             8%
Electronics                         8%
Computer Software & Processing      7%
Financial Services                  5%
Industrial - Diversified            4%
Media - Broadcasting & Publishing   4%
Beverages, Food & Tobacco           4%
Medical Supplies                    3%
Other                              28%



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                               CORE EQUITY FUND

The Core Equity Fund returned 11.74% for the first half of 2003, underperforming its benchmark, the Russell 1000 Index, which returned 12.34%.

The U.S. equity markets performed dramatically differently in the second quarter of 2003 than they did in the first. During the first quarter, the markets were generally lower, due in large part to economic and geopolitical uncertainties. Conversely, during the second quarter, the equity markets rallied sharply as investors became increasingly optimistic about an economic revival and subsequent upturn in corporate profits. In the Goldman Sachs Asset Management, L.P. portion of the fund, performance was aided by a rebound in its media and travel and lodging holdings, while specific health care and financial positions detracted from performance. With interest rates at historically low levels, the investment sub-adviser believes that businesses may expand by raising capital and hiring more workers as demand begins to increase. In such an environment, the investment sub-adviser feels that businesses with distinct operating leverage may see margin expansion and earnings growth.

In the UBS Global Asset Management (Americas) Inc. portion of the fund, performance was aided by strong stock selection and effective industry allocation. Specific telecommunications, banking and health care stocks were strong performers during the period. The fund's exposure to drug stocks aided performance, as did the fund's overweight position in the strong utilities sector. The investment sub-adviser believes that the recent technology rally lacks fundamental support and is cautious in this area. The investment sub-adviser believes that there may be opportunities within and across sectors, and feels that specific bank, utility and drug stocks may provide attractive investment opportunities going forward.

                         Average Annual Total Returns

                                              1 Year  5 Year  10 Year
          Core Equity Fund                      0.92% (2.88)%  7.67%
          Russell 1000 Index                    0.95% (1.25)%  9.93%
          Lipper Large-Cap Core Funds Average (1.36)% (2.66)%  7.73%

                   Growth of a $10,000 Investment Since 1993

                                    [CHART]

             Core Equity    Russell 1000
                Fund           Index
             -----------    ------------
6/30/1993       $10,000       $10,000
6/30/1994        10,191        10,071
6/30/1995        12,481        12,637
6/30/1996        15,436        15,956
6/30/1997        19,759        21,103
6/30/1998        24,240        27,463
6/30/1999        29,871        33,483
6/30/2000        32,753        36,580
6/30/2001        26,668        31,115
6/30/2002        20,755        25,549
6/30/2003        20,946        25,791


The Core Equity Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.
Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Lipper Large-Cap Core Funds Average is a non-weighted average of funds within the large-cap core investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Advisers
Goldman Sachs Asset Management, L.P.
UBS Global Asset Management (Americas) Inc.

About the Fund
Seeks long-term growth of capital by investing in stocks that are believed to represent significant underlying value.

                             Portfolio Composition

As of June 30, 2003, the sector allocation of net assets was:

                                    [CHART]

Pharmaceuticals                    12%
Financial Services                 11%
Banking                             8%
Media - Broadcasting & Publishing   7%
Communications                      5%
Electric Utilities                  5%
Commercial Services                 5%
Insurance                           5%
Computers & Information             4%
Retailers                           4%
Other                              34%




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                               EQUITY INDEX FUND

The Equity Index Fund returned 11.33% for the first half of 2003, performing in line with its benchmark, the S&P 500(R) Index, which returned 11.77%.

Stock prices ended the first quarter in negative territory, but surged back in the second quarter to end the first six months of 2003 solidly in positive territory. After the relatively quick conclusion to the major fighting in Iraq, many signals pointed to continued economic weakness. But, the Federal Reserve Board made it clear that it intended to cut interest rates further, fueling the rally in stocks. All sectors of the market performed well during the period, led by small and mid-cap stocks. Among large-cap stocks, the value sector outperformed, as shares of previously out-of-favor companies rebounded. The technology sector also showed exceptional relative performance. Many market strategists believe the recent market rally is a short-term phenomenon within a multi-year bear market. The rationale is that serious structural imbalances remain as a result of the huge rally of the late 1990's. The opposing view believes the current rally is the start of a firm economic recovery. This camp points to the massive fiscal and monetary stimulus and the continued willingness of the American consumer to spend.

The investment sub-adviser believes that consumer confidence may get a small boost from the psychological effect of positive market returns after such a long drought, but that there may be a period of consolidation before the market can continue its upward trend. The investment sub-adviser feels that if corporate profits fail to materialize, the stock market may reverse course in the near term, pending further evidence that the economy is on solid footing.

                         Average Annual Total Returns

                                                   1 Year  5 Year  10 Year
      Equity Index Fund                            (0.06)% (1.82)%  9.55%
      S&P 500(R) Index                               0.25% (1.62)% 10.04%
      Lipper S&P 500 Index Objective Funds Average (0.13)% (1.90)%  9.66%

                   Growth of a $10,000 Investment Since 1993

                                    [CHART]

            Equity Index Fund    S&P 500/R/ Index
            -----------------    ----------------
6/30/1993       $10,000               $10,000
6/30/1994        10,064                10,141
6/30/1995        12,602                12,785
6/30/1996        15,761                16,110
6/30/1997        21,072                21,700
6/30/1998        27,290                28,245
6/30/1999        33,460                34,671
6/30/2000        35,755                37,184
6/30/2001        30,496                31,666
6/30/2002        24,909                25,970
6/30/2003        24,894                26,034


The Equity Index Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.
Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of The McGraw-Hill Companies, Inc. The Lipper S&P 500 Index Objective Funds Average is a non-weighted average of funds within the S&P 500(R) Index investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser
Opus Investment Management, Inc.

About the Fund
Seeks to replicate the returns of the S&P 500(R) Index.

                             Portfolio Composition

As of June 30, 2003, the sector allocation of net assets was:

                                    [CHART]

Pharmaceuticals                   12%
Banking                            8%
Retailers                          7%
Financial Services                 6%
Oil & Gas                          6%
Beverages, Food & Tobacco          6%
Computer Software & Processing     6%
Computers & Information            5%
Insurance                          5%
Industrial - Diversified           4%
Other                             35%




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                      SELECT INVESTMENT GRADE INCOME FUND

The Select Investment Grade Income Fund returned 3.48% for the first half of 2003, underperforming its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 3.92%.

The first quarter of 2003 was marked by economic and political uncertainty. The strong second quarter was powered by lower interest rates across the board, punctuated by the Federal Reserve Board cutting the federal funds rate by 0.25% to a low 1.00%. The credit sector led the way in terms of outperformance against Treasury securities during the period. Investors continued to find value in corporate bonds as Treasury yields plummeted and corporate earnings reports came in slightly better than expected. During the first quarter, the wireless, refining and media-cable sectors performed best, while utilities and finance led the way in outperformance during the second quarter. The portfolio benefited from the migration to corporate bonds since it was overweighted in that asset class.

BBB-rated bonds performed the best as investors sought the highest-yielding sectors amidst one of the lowest absolute yield environments most have ever witnessed. The portfolio was more heavily invested in the higher quality securities and therefore did not get the benefit from owning the weaker bonds that produced the biggest advances. All other spread sectors posted excess returns over Treasury securities during the six-month period. Mortgage-backed securities turned in a strong first quarter, but the second quarter turned out to be lackluster. While several favorable factors contributed to extending gains into April, mortgage-backed securities suffered their worst monthly performance in years, during May. The portfolio benefited from being down in coupon and underweight the mortgage sector during the second quarter.

                         Average Annual Total Returns

                                                1 Year 5 Year 10 Year
           Select Investment Grade Income Fund   9.00% 6.51%   6.56%
           Lehman Brothers Aggregate Bond Index 10.40% 7.54%   7.21%
           Lipper Intermediate Investment Grade
             Debt Funds Average                 10.59% 6.60%   6.34%

                   Growth of a $10,000 Investment Since 1993

                                     [CHART]

              Select Investment    Lehman Brothers
              Grade Income Fund  Aggregate Bond Index
              -----------------  --------------------
6/30/1993          $10,000             $10,000
6/30/1994            9,822               9,869
6/30/1995           11,038              11,107
6/30/1996           11,526              11,664
6/30/1997           12,489              12,615
6/30/1998           13,770              13,944
6/30/1999           14,063              14,382
6/30/2000           14,592              15,038
6/30/2001           16,108              16,727
6/30/2002           17,313              18,170
6/30/2003           18,871              20,060


The Select Investment Grade Income Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.
Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
The Lehman Brothers Aggregate Bond Index is an unmanaged index of all fixed-rate debt issues with an investment grade rating, at least one year to maturity and an outstanding par value of at least $25 million. The Lipper Intermediate Investment Grade Debt Funds Average tracks the performance of funds investing in intermediate-term corporate and government debt securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser
Opus Investment Management, Inc.

About the Fund
Seeks to generate a high level of total return which includes income and capital appreciation.

                             Portfolio Composition

As of June 30, 2003, the sector allocation of net assets was:

                                    [CHART]

Corporate Notes & Bonds                            33%
U.S. Government Agency Mortgage-Backed Securities  27%
U.S. Government & Agency Obligations               22%
Asset-Backed & Mortgage-Backed Securities           5%
Investment Company                                  5%
Commercial Paper                                    3%
Foreign Bonds                                       3%
Foreign Government Obligations                      2%





--------------------------------------------------------------------------------

                             GOVERNMENT BOND FUND

The Government Bond Fund returned 2.81% for the first half of 2003, outperforming its benchmark, the Lehman Brothers Intermediate Government Bond Index, which returned 2.63%.

The primary reason for the Fund's outperformance in the first six months of the year was its overweight position in spread product such as U.S. Government Agency securities. During the period, low absolute interest rates pushed many bond managers to leave the safe haven of Treasury securities for higher yields. U.S. Government Agency securities benefited from this migration, since they were a cheaper and higher yielding alternative to Treasury securities. Asset-backed securities also slightly outperformed Treasuries during the period for similar reasons.

Looking ahead, many analysts believe that interest rates can only go higher from here. With rates at historic lows across the yield curve and little potential for further price appreciation, navigating this low interest rate environment may prove to be a tough challenge for bond investors. However, the investment sub-adviser believes that for the remainder of 2003, a slow economic recovery, moderate GDP growth of 2.5-3.0%, and a Federal Reserve Board that is ready to act against potential deflation will result in a yield curve environment that is not much different from what we have today. The investment sub-adviser believes that further principal appreciation is unlikely and that the bulk of total return should come from the income component of fixed-income securities. For this reason, the investment sub-adviser intends to continue to maintain a slightly short to neutral duration of the portfolio relative to the benchmark, while overweighting spread product to benefit from the incremental yield.

                         Average Annual Total Returns

    Average Annual Total Returns                       1 Year 5 Year 10 Year
    Government Bond Fund                                8.48% 6.82%   6.13%
    Lehman Brothers Intermediate Government Bond Index  8.62% 7.28%   6.59%
    Lipper General U.S. Government Funds Average       10.06% 6.80%   6.44%

                   Growth of a $10,000 Investment Since 1993

                             [CHART]

                                     Lehman Brothers Intermediate
            Government Bond Fund         Government Bond Index
            --------------------     -----------------------------
6/30/1993       $10,000                       $10,000
6/30/1994        10,004                         9,982
6/30/1995        10,871                        10,956
6/30/1996        11,354                        11,497
6/30/1997        12,088                        12,297
6/30/1998        13,032                        13,326
6/30/1999        13,503                        13,919
6/30/2000        14,041                        14,542
6/30/2001        15,414                        16,055
6/30/2002        16,712                        17,435
6/30/2003        18,129                        18,938


The Government Bond Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.
The Fund is neither insured nor guaranteed by the U.S. Government.
Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of U.S. Government and Agency bonds with remaining maturities of one to ten years. The Lipper General U.S. Government Funds Average is the non-weighted average performance of funds investing in general U.S. Government securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser
Opus Investment Management, Inc.

About the Fund
Seeks high income, capital preservation and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its Agencies.

                             Portfolio Composition

As of June 30, 2003, the sector allocation of net assets was:

                                    [CHART]

U.S. Government & Agency Obligations                87%
Asset-Backed & Mortgage-Backed Securities            7%
U.S. Government Agency Mortgage-Backed Securities    3%
Investment Company                                   2%
Other                                                1%




--------------------------------------------------------------------------------

                               MONEY MARKET FUND


The Money Market Fund returned 0.47% for the first half of 2003, outperforming its benchmark, the Money Fund Report Averages: First Tier Taxable, which returned 0.29%.

The first quarter of 2003 was marked by economic and political uncertainty. The strong second quarter was powered by lower interest rates across the board, with the five-year Treasury security ending the quarter a remarkable 30 basis points lower than where it was at the beginning of the quarter. The Federal Reserve Board acted late in the second quarter, lowering the federal funds rate by 0.25% to 1.00%, and implied that rates will not be raised in the near future. The Federal Reserve Board has not said what else it may do to attempt to reinvigorate the economy. Many analysts believed that the Federal Reserve Board might employ more non-traditional methods of managing interest rates, such as buying longer-dated treasury securities, as the overnight lending rate approached 0.00%. However, the Chairman has commented about a deep-seated fear of the potential secondary effects of such actions, so cutting the federal funds rate appears to be the primary tactic the Federal Reserve Board intends to utilize.

Since the major fighting in Iraq ended, the pickup in economic activity that many forecasters expected has not materialized. The jobless recovery remains intact, but growth of less than 2% has not been enough to persuade businesses to build inventories or increase capital spending. The investment sub-adviser plans to maintain a slightly short duration, between 50-55 days, and a laddered portfolio, in an attempt to provide maximum liquidity and stable current income through this ongoing market uncertainty.

                         Average Annual Total Returns

                                               1 Year 5 Year 10 Year
Money Market Fund                              1.20%  4.13%   4.55%
Money Fund Report Averages: First Tier Taxable 0.79%  3.54%   4.05%
Lipper Money Market Funds Average              0.98%  3.74%   4.23%

                 Average Yield as of June 30, 2003

Money Market Fund 7-Day Yield                                 0.71%


                   Growth of a $10,000 Investment Since 1993

                                    [CHART]

                                 Money Fund Report Averages:
             Money Market Fund       First Tier Taxable
             -----------------   ---------------------------
6/93             $10,000                  $10,000
6/94              10,314                   10,282
6/95              10,852                   10,790
6/96              11,458                   11,342
6/97              12,072                   11,898
6/98              12,746                   12,501
6/99              13,407                   13,078
6/00              14,184                   13,753
6/01              15,035                   14,490
6/02              15,418                   14,758
6/03              15,603                   14,873


The Money Market Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.
The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.
Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Money Fund Report Averages: First Tier Taxable is published by iMoneyNet, Inc., an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis. The Lipper Money Market Funds Average is the average investment performance of funds within the money market category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser
Opus Investment Management, Inc.

About the Fund
Seeks to maximize current income for investors while preserving capital and liquidity.

                             Portfolio Composition

As of June 30, 2003, the sector allocation of net assets was:

                                    [CHART]

Corporate Notes                             46%
Commercial Paper                            28%
U.S. Government & Agency Obligations        15%
Investment Company                           8%
Certificates of Deposit                      3%




--------------------------------------------------------------------------------

Financials

                        Select Capital Appreciation Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value
   Shares                                                              (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.6%

             Advertising - 1.9%
   125,000   Catalina Marketing Corp.*                              $ 2,206,250
    37,100   Lamar Advertising Company*                               1,306,291
   101,000   Monster Worldwide, Inc. (a)                              1,992,730
                                                                    -----------
                                                                      5,505,271
                                                                    -----------

             Aerospace & Defense - 1.0%
    57,000   Alliant Techsystems, Inc.*                               2,958,870
                                                                    -----------

             Airlines - 0.1%
    10,000   JetBlue Airways Corp. (a)                                  422,900
                                                                    -----------

             Apparel Retailers - 1.0%
    68,000   Ross Stores, Inc.                                        2,906,320
                                                                    -----------
             Automotive - 1.8%
    54,100   ITT Industries, Inc.                                     3,541,386
    30,000   Oshkosh Truck Corp.                                      1,779,600
                                                                    -----------
                                                                      5,320,986
                                                                    -----------
             Banking - 0.2%
    21,000   Silicon Valley Bancshares*                                 500,010
                                                                    -----------

             Beverages, Food & Tobacco - 1.4%
    61,600   Cott Corp.*                                              1,274,504
   111,000   Starbucks Corp.*                                         2,721,720
                                                                    -----------
                                                                      3,996,224
                                                                    -----------

             Chemicals - 1.0%
    47,000   Potash Corp. of Saskatchewan, Inc.* (a)                  3,008,000
                                                                    -----------

             Commercial Services - 11.0%
    22,000   Apollo Group, Inc.*                                      1,358,720
   234,000   BearingPoint, Inc.*                                      2,258,100
    99,000   BISYS Group, Inc.*                                       1,818,630
    92,000   Celestica, Inc.*                                         1,449,920
   117,800   Certegy, Inc.*                                           3,268,950
   121,000   ChoicePoint, Inc.*                                       4,176,920
    37,600   Education Management*                                    1,999,568
    83,000   Hewitt Associates, Inc.* (a)                             1,954,650
    16,000   Invitrogen Corp.*                                          613,920
    89,000   Iron Mountain, Inc.*                                     3,301,010
    94,200   Manpower, Inc.*                                          3,493,878
   153,500   Robert Half International, Inc.*                         2,907,290
   137,000   Viad Corp.                                               3,067,430
    38,000   WebMD Corp.*                                               411,540
                                                                    -----------
                                                                     32,080,526
                                                                    -----------

             Communications - 3.0%
    34,000   L-3 Communications Holdings, Inc.* (a)                   1,478,660
   175,000   Nextel Communications, Inc., Class
             A* (a)                                                   3,164,000
   165,000   Rockwell Collins, Inc.                                   4,063,950
                                                                    -----------
                                                                      8,706,610
                                                                    -----------

             Computer Software & Processing - 9.4%
    65,300   Adobe Systems, Inc.                                    $ 2,094,171
    58,300   Affiliated Computer Services, Class A
             (a)                                                      2,666,059
    35,000   Affymetrix, Inc. (a)                                       689,850
   158,300   Ceridian Corp. (a)                                       2,686,351
    90,400   DST Systems, Inc. (a)                                    3,435,200
    66,100   Fiserv, Inc.*                                            2,353,821
    36,900   Intuit, Inc.*                                            1,643,157
    36,700   Mercury Interactive Corp.*                               1,416,987
   107,000   Network Associates, Inc.* (a)                            1,356,760
    92,000   PeopleSoft, Inc.*                                        1,618,280
    51,000   Siebel Systems, Inc.*                                      486,540
    71,800   SunGard Data Systems, Inc.*                              1,860,338
    14,100   Synopsys, Inc.*                                            872,085
   222,700   VeriSign, Inc.*                                          3,079,941
    40,000   VERITAS Software Corp.*                                  1,146,800
                                                                    -----------
                                                                     27,406,340
                                                                    -----------

             Computers & Information - 2.0%
    53,000   Diebold Inc.                                             2,292,250
    55,300   Informatica Corp.*                                         382,123
    15,000   Lexmark International Group, Inc.*                       1,061,550
   118,000   Seagate Technology, Inc.* (a)                            2,082,700
                                                                    -----------
                                                                      5,818,623
                                                                    -----------

             Cosmetics & Personal Care - 0.5%
    42,000   Estee Lauder Cos., Inc., Class A                         1,408,260
                                                                    -----------

             Electronics - 5.4%
    39,200   Garmin, Ltd. (a)                                         1,562,904
    84,600   Intersil Corp., Class A*                                 2,251,206
    66,200   Jabil Circuit, Inc.*                                     1,463,020
    36,300   KLA-Tencor Corp.* (a)                                    1,687,587
    31,000   Maxim Integrated Products, Inc.                          1,059,890
   124,000   Microchip Technology, Inc.                               3,054,120
    34,800   Molex Inc., Class A                                        806,629
    45,400   Novellus Systems, Inc.*                                  1,662,594
    19,300   QLogic Corp.* (a)                                          932,769
    89,000   Semtech Corp.*                                           1,267,360
                                                                    -----------
                                                                     15,748,079
                                                                    -----------

             Entertainment & Leisure - 0.3%
    23,000   Westwood One, Inc.*                                        780,390
                                                                    -----------

             Financial Services - 5.5%
   122,000   Charles Schwab Corp. (a)                                 1,230,980
    51,200   Eaton Vance Corp.                                        1,617,920
    41,000   Franklin Resources, Inc.                                 1,601,870
    35,400   Investors Financial Services Corp.                       1,026,954
    32,000   Legg Mason, Inc.*                                        2,078,400
    61,400   Nationwide Financial Services, Inc.                      1,995,500
    66,000   Principal Financial Group, Inc.                          2,128,500
   165,800   Waddell & Reed Financial, Class A                        4,256,086
                                                                    -----------
                                                                     15,936,210
                                                                    -----------

             Food Retailers - 1.1%
    64,300   Whole Foods Market, Inc.* (a)                            3,056,179
                                                                    -----------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                        Select Capital Appreciation Fund

         PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
    Shares                                                           (Note 2)
--------------------------------------------------------------------------------

             Health Care Providers - 4.7%
    78,000   Davita, Inc.*                                         $  2,088,840
   134,500   Health Management Associates, Inc.,
             Class A                                                  2,481,525
    97,000   Laboratory Corp. of America Holdings*                    2,924,550
   117,000   Manor Care, Inc.* (a)                                    2,926,170
    53,000   Triad Hospitals Holdings, Inc.*                          1,315,460
    22,800   Wellpoint Health Networks, Inc.*                         1,922,040
                                                                   ------------
                                                                     13,658,585
                                                                   ------------

             Heavy Machinery - 4.6%
    36,000   American Standard Companies, Inc.*                       2,661,480
    37,400   Cooper Cameron Corp.*                                    1,884,212
   116,000   FMC Technologies, Inc.*                                  2,441,800
    97,500   Harris Corp., Inc.                                       2,929,875
    94,400   Smith International, Inc.*                               3,468,256
                                                                   ------------
                                                                     13,385,623
                                                                   ------------

             Insurance - 3.9%
    15,000   AMBAC Financial Group, Inc.                                993,750
    54,700   Anthem, Inc.*                                            4,220,105
    59,400   Protective Life Corp.                                    1,588,950
    46,000   Radian Group, Inc.                                       1,685,900
    31,700   Wellchoice, Inc.*                                          928,176
    62,000   Willis Group Holdings, Ltd.                              1,906,500
                                                                   ------------
                                                                     11,323,381
                                                                   ------------

             Lodging - 0.6%
    78,600   Fairmont Hotels & Resorts, Inc.                          1,839,240
                                                                   ------------

             Media - Broadcasting &
             Publishing - 2.2%
    94,000   Cox Radio, Inc.*                                         2,172,340
     9,000   E.W. Scripps Co.                                           798,480
   128,000   Rogers Communications, Inc., Class B (a)                 2,054,400
    45,400   Scholastic Corp.*                                        1,352,012
                                                                   ------------
                                                                      6,377,232
                                                                   ------------
             Medical Supplies - 6.2%
    81,000   Apogent Technologies, Inc.*                              1,620,000
    38,000   Cytyc Corp.*                                               399,760
    49,000   Danaher Corp. (a)                                        3,334,450
   201,500   Omnicare, Inc.                                           6,808,685
    77,300   Roper Industries, Inc.                                   2,875,560
    27,000   St. Jude Medical, Inc.*                                  1,552,500
    52,900   Waters Corp.*                                            1,540,977
                                                                   ------------
                                                                     18,131,932
                                                                   ------------
             Metals - 0.9%
    82,000   Newmont Mining Corp. (a)                                 2,661,720
                                                                   ------------

             Oil & Gas - 4.5%
   110,000   BJ Services Co.*                                         4,109,600
    56,500   Devon Energy Corp.*                                      3,017,100
   121,400   Diamond Offshore Drilling, Inc. (a)                      2,548,186
    28,000   Murphy Oil Corp.                                         1,472,800
    94,400   XTO Energy, Inc.                                         1,898,384
                                                                   ------------
                                                                     13,046,070
                                                                   ------------

             Personal Services - 0.8%
    54,000   Weight Watchers International, Inc. (a)               $  2,456,460
                                                                   ------------

             Pharmaceuticals - 10.3%
    71,000   Alkermes, Inc.* (a)                                        763,250
    36,400   AmerisourceBergen Corp. (a)                              2,524,340
    48,300   Amylin Pharmaceuticals, Inc.* (a)                        1,057,287
   125,000   Andrx Corp.*                                             2,487,500
    53,500   Barr Laboratories, Inc.* (a)                             3,504,250
    47,000   Cephalon, Inc.* (a)                                      1,934,520
    66,000   Gilead Sciences, Inc.*                                   3,668,280
    77,000   Human Genome Sciences, Inc.*                               979,440
    42,000   Idec Pharmaceuticals Corp.* (a)                          1,428,000
    88,000   IVAX Corp.*                                              1,570,800
    68,000   Medimmune, Inc.*                                         2,473,160
    85,000   Millennium Pharmaceuticals* (a)                          1,337,050
    17,400   Neurocrine Biosciences, Inc.*                              868,956
    47,000   Protein Design Labs, Inc.*                                 657,060
    70,600   Teva Pharmaceutical Industries, Ltd.,
             Sponsored ADR* (a)                                       4,019,258
    41,000   Vertex Pharmaceuticals, Inc.*                              598,600
                                                                   ------------
                                                                     29,871,751
                                                                   ------------

             Restaurants - 0.7%
    58,000   The Cheesecake Factory, Inc. (a)                         2,081,620
                                                                   ------------

             Retailers - 7.7%
    21,000   99 Cents Only Stores*                                      720,720
    94,800   Best Buy Co., Inc.*                                      4,163,616
    50,000   CDW Corp.*                                               2,290,000
   110,300   Dollar Tree Stores, Inc. (a)                             3,499,819
    84,300   Family Dollar Stores, Inc.                               3,216,045
    14,000   Fastenal Co. (a)                                           475,160
    66,000   InterActiveCorp (a)                                      2,611,620
     8,000   MSC Industrial Co., Class A*                               143,200
    82,000   O'Reilly Automotive, Inc.*                               2,737,980
    85,000   Williams-Sonoma, Inc.*                                   2,482,000
                                                                   ------------
                                                                     22,340,160
                                                                   ------------

             Telephone Systems - 0.7%
    91,000   Triton PCS Holdings, Inc.*                                 459,550
   125,400   Western Wireless Corp., Class A* (a)                     1,445,862
                                                                   ------------
                                                                      1,905,412
                                                                   ------------

             Textiles, Clothing & FABRICS - 0.8%
    45,000   Coach, Inc.*                                             2,238,300
                                                                   ------------

             Transportation - 2.4%
   124,000   Brunswick Corp.                                          3,102,480
    21,000   Expedia, Inc.* (a)                                       1,603,980
    61,000   Expeditors International of Washington,
             Inc.                                                     2,113,040
                                                                   ------------
                                                                      6,819,500
                                                                   ------------
             Total Common Stocks                                    283,696,784
                                                                   ------------
             (Cost $233,666,347)

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                        Select Capital Appreciation Fund

         PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
Par Value                                                            (Note 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (b) - 2.2%

             Fannie Mae - 0.8%
$1,720,000   0.90%, 07/11/03                                       $  1,719,570
   500,000   1.00%, 07/07/03                                            499,917
    90,000   1.15%, 07/11/03                                             89,971
                                                                   ------------
                                                                      2,309,458
                                                                   ------------

             Federal Farm Credit Bank - 0.0%
    61,000   1.10%, 07/08/03                                             60,987
                                                                   ------------

             Freddie Mac - 1.4%
 2,783,000   0.75%, 07/01/03                                          2,783,000
 1,060,000   0.93%, 07/10/03                                          1,059,753
                                                                   ------------
                                                                      3,842,753
                                                                   ------------
             Total U.S. Government Agency Obligations                 6,213,198
                                                                   ------------
             (Cost $6,213,199)

Total Investments - 99.8%                                           289,909,982
                                                                   ------------
(Cost $239,879,546)
Net Other Assets and Liabilities - 0.2%                                 653,251
                                                                   ------------
Total Net Assets - 100.0%                                          $290,563,233
                                                                   ============

----------
*    Non-income producing security.
(a) All or a portion of this security is out on loan at June 30, 2003; the value of the securities loaned amounted to $58,327,846. The value of collateral amounted to $60,344,701 which consisted of cash equivalents.
(b)  Effective yield at time of purchase.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2003, the aggregate cost of investment securities for tax purposes was $239,879,546. Net unrealized appreciation (depreciation) aggregated $50,030,436, of which $65,663,395 related to appreciated investment securities and $(15,632,959) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2003, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $55,494,377 and $102,308,405 of non-governmental issuers, respectively.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                          Select Value Opportunity Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
   Shares                                                             (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.3%

             Advertising - 1.7%
   129,300   ADVO, Inc.*                                             $ 5,740,920
                                                                     -----------
             Automotive - 2.2%
   346,500   Goodrich (B.F.) Co.                                       7,276,500
   267,700   Mascotech, Inc. (a)                                               0
                                                                     -----------
                                                                       7,276,500
                                                                     -----------
             Banking - 5.4%
   233,200   Hibernia Corp., Class A                                   4,234,912
   315,650   North Fork Bancorp., Inc.                                10,751,039
    71,470   TCF Financial Corp.                                       2,847,365
                                                                     -----------
                                                                      17,833,316
                                                                     -----------

             Beverages, Food & Tobacco - 1.4%
    92,400   Adolph Coors Co. (b)                                      4,525,752
                                                                     -----------
             Chemicals - 4.7%
   311,720   Georgia Gulf Corp.                                        6,172,056
   194,400   International Flavors & Fragrances, Inc.                  6,207,192
    72,100   Valspar Corp.                                             3,044,062
                                                                     -----------
                                                                      15,423,310
                                                                     -----------

             Commercial Services - 8.8%
   209,800   Amdocs, Ltd.*                                             5,035,200
   323,360   Aramark Services, Inc., Class B*                          7,249,731
   647,500   BearingPoint, Inc.*                                       6,248,375
    14,300   Certegy, Inc.*                                              396,825
   158,710   Manpower, Inc.                                            5,886,554
   186,930   Viad Corp.                                                4,185,363
                                                                     -----------
                                                                      29,002,048
                                                                     -----------
             Communications - 1.4%
   193,190   Rockwell Collins, Inc.                                    4,758,270
                                                                     -----------

             Computers & Information - 1.6%
   592,380   Ikon Office Solutions, Inc.                               5,272,182
                                                                     -----------
             Containers & Packaging - 1.6%
   293,620   Packaging Corp. of America*                               5,411,417
                                                                     -----------

             Cosmetics & Personal Care - 0.6%
    93,900   Dial Corp.                                                1,826,355
                                                                     -----------
             Electric Utilities - 8.0%
   460,300   PG&E Corp.*                                               9,735,345
   146,910   PPL Corp.                                                 6,317,130
   516,300   Reliant Resources, Inc. (b)                               3,164,919
   248,800   Wisconsin Energy Corp.                                    7,215,200
                                                                     -----------
                                                                      26,432,594
                                                                     -----------

             Electrical Equipment - 1.6%
   143,600   AMETEK, Inc.                                              5,262,940
                                                                     -----------

             Electronics - 1.7%
 1,327,700   Agere Systems, Inc.*                                      3,053,710
   206,500   Fairchild Semiconductor International
             Corp., Class A*                                           2,641,135
                                                                     -----------
                                                                       5,694,845
                                                                     -----------

             Entertainment & Leisure - 5.6%
   122,000   Alliance Gaming Corp.*                                  $ 2,307,020
   144,300   International Speedway Corp. (b)                          5,701,293
   325,250   Metro-Goldwyn-Mayer, Inc.*                                4,039,605
   192,500   MGM Mirage, Inc.*                                         6,579,650
                                                                     -----------
                                                                      18,627,568
                                                                     -----------

             Financial Services - 0.8%
   138,500   Investment Technology Group, Inc.*                        2,576,100
                                                                     -----------

             Health Care Providers - 3.1%
   208,770   Caremax Rx, Inc.*                                         5,361,214
   226,200   LifePoint Hospitals, Inc.*                                4,736,628
                                                                     -----------
                                                                      10,097,842
                                                                     -----------

             Heavy Machinery - 4.6%
   209,700   Kennametal, Inc.                                          7,096,248
   296,400   Stanley Works                                             8,180,640
                                                                     -----------
                                                                      15,276,888
                                                                     -----------

             Home Construction, Furnishings &
             Appliances - 1.0%
   146,200   La-Z-Boy Inc.                                             3,271,956
                                                                     -----------

             Insurance - 12.8%
    96,100   AMBAC Financial Group, Inc.                               6,366,625
   217,090   Everest Re Group, Ltd.                                   16,607,385
   228,450   Oxford Health Plans, Inc.*                                9,601,753
   309,400   Willis Group Holdings, Ltd.                               9,514,050
                                                                     -----------
                                                                      42,089,813
                                                                     -----------

             Lodging - 1.6%
   385,890   Extended Stay America, Inc.*                              5,205,656
                                                                     -----------

             Media - Broadcasting &
             Publishing - 3.9%
   208,300   Belo Corp.                                                4,657,588
   203,386   Cablevision Systems Corp.* (b)                            4,222,293
   416,300   Mediacom Communications Corp.*                            4,108,881
                                                                     -----------
                                                                      12,988,762
                                                                     -----------

             Medical Supplies - 4.2%
    72,340   C.R. Bard, Inc.                                           5,158,565
   106,940   Edwards Lifesciences Corp. (b)                            3,437,052
   156,800   Omnicare, Inc.                                            5,298,272
                                                                     -----------
                                                                      13,893,889
                                                                     -----------

             Oil & Gas - 3.6%
   199,910   Forest Oil Corp.*                                         5,021,739
   364,200   Pride International Inc. (b)                              6,854,244
                                                                     -----------
                                                                      11,875,983
                                                                     -----------

             Real Estate Investment Trust - 3.5%
   316,590   Istar Financial, Inc., REIT                              11,555,535
                                                                     -----------

             Restaurants - 2.3%
   260,200   AFC Enterprises, Inc.*                                    4,225,648
    87,470   Outback Steakhouse, Inc.                                  3,411,330
                                                                     -----------
                                                                       7,636,978
                                                                     -----------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                          Select Value Opportunity Fund

         PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
   Shares                                                             (Note 2)
--------------------------------------------------------------------------------
             Retailers - 5.2%
   168,700   Dollar Tree Stores, Inc. (b)                           $  5,352,851
   218,400   J.C. Penney Co., Inc. (b)                                 3,680,040
   115,300   Jo-Ann Stores, Inc. (b)                                   2,917,090
   357,190   Office Depot, Inc.*                                       5,182,827
                                                                    ------------
                                                                      17,132,808
                                                                    ------------

             Transportation - 3.4%
   195,700   CNF Transportation, Inc.                                  4,966,866
   272,700   Royal Caribbean Cruises, Ltd. (b)                         6,315,732
                                                                    ------------
                                                                      11,282,598
                                                                    ------------
             Total Common Stocks                                     317,972,825
                                                                    ------------
             (Cost $277,960,173)

 Par Value

 U.S. Government Obligations (c) - 1.4%

             U.S. Treasury Bills - 1.4%
$  500,000   0.80%, 07/24/03                                             499,744
 3,000,000   0.89%, 07/17/03                                           2,998,807
 1,000,000   0.95%, 07/03/03                                             999,947
                                                                    ------------
                                                                       4,498,498
                                                                    ------------
             Total U.S. Government Obligations                         4,498,498
                                                                    ------------
             (Cost $4,498,498)
 Total Investments - 97.7%                                           322,471,323
                                                                    ------------
 (Cost $282,458,671)
 Net Other Assets and Liabilities - 2.3%                               7,585,598
                                                                    ------------
 Total Net Assets - 100.0%                                          $330,056,921
                                                                    ============

----------
*    Non-income producing security.
(a)  Contingent Value Obligation. Security valued by fund management.
(b) All or a portion of this security is out on loan at June 30, 2003; the value of securities loaned amounted to $28,519,731. The value of collateral amounted to $30,011,385 which consisted of cash equivalents.
(c)  Effective yield at time of purchase.
REIT Real Estate Investment Trust

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2003, the aggregate cost of investment securities for tax purposes was $282,458,671. Net unrealized appreciation (depreciation) aggregated $40,012,652, of which $47,134,403 related to appreciated investment securities and $(7,121,751) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2003, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $143,298,679 and $199,077,682 of non-governmental issuers, respectively.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                        Select International Equity Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value
   Shares                                                              (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS - 94.9%

              Australia - 2.6%
    348,596   Foster's Brewing Group, Ltd. (a)                       $   985,559
    129,509   National Australia Bank, Ltd.                            2,913,554
    341,186   News Corp., Ltd.                                         2,566,183
    241,409   Westpac Banking Corp., Ltd.                              2,634,421
                                                                     -----------
                                                                       9,099,717
                                                                     -----------

              Brazil - 0.0%
    301,595   Brasil Telecom SA                                            1,284
                                                                     -----------

              China - 1.0%
 10,971,000   Petrochina Co., Ltd.                                     3,306,150
                                                                     -----------
              Finland - 1.5%
    306,496   Nokia Oyj                                                5,056,403
                                                                     -----------

              France - 8.3%
    165,743   Aventis                                                  9,135,433
    288,888   Axa                                                      4,490,065
     46,632   Lafarge SA                                               2,736,058
     81,728   Total SA, Class B                                       12,373,555
                                                                     -----------
                                                                      28,735,111
                                                                     -----------

              Germany - 6.5%
    114,909   Bayer AG (a)                                             2,667,737
    165,145   Bayerische Motoren Werke (BMW) AG                        6,364,701
     71,174   Deutsche Bank AG (a)                                     4,624,703
    168,517   Veba AG                                                  8,679,577
                                                                     -----------
                                                                      22,336,718
                                                                     -----------

              Hong Kong - 2.0%
    403,000   Cheung Kong Holdings, Ltd.                               2,423,742
    330,500   Hong Kong Electric                                       1,296,885
    313,000   Sun Hung Kai Properties, Ltd.                            1,581,426
    351,000   Swire Pacific, Ltd.                                      1,534,864
                                                                     -----------
                                                                       6,836,917
                                                                     -----------

              Ireland - 0.6%
    135,643   CRH, Plc                                                 2,139,452
                                                                     -----------

              Italy - 4.0%
    457,468   ENI SpA (a)                                              6,931,293
    764,108   Telecom Italia SpA (a)                                   6,927,056
                                                                     -----------
                                                                      13,858,349
                                                                     -----------

              Japan - 13.8%
     42,220   Acom Co., Ltd.                                           1,528,549
    268,000   Canon, Inc.                                             12,318,498
     42,200   Fanuc, Ltd.                                              2,094,599
    139,000   Fuji Photo Film                                          4,023,608
    158,200   Honda Motor Co., Ltd.                                    6,004,672
     53,300   Hoya Corp.                                               3,677,089
     18,400   Nintendo Co., Ltd.                                       1,339,996
      1,510   Nippon Telegraph & Telephone Corp.                       5,932,930
      1,190   NTT Mobile Communcations Network, Inc.                   2,581,022

     19,100   Rohm Co., Ltd. (a)                                     $ 2,085,664
     58,700   Shin-Etsu Chemical Co., Ltd.                             2,007,675
    105,600   Takeda Chemical Industries, Ltd.                         3,902,465
                                                                     -----------
                                                                      47,496,767
                                                                     -----------

              Netherlands - 9.2%
    387,591   ABN-Amro Holdings                                        7,424,303
    285,911   Elsevier NV                                              3,378,073
     48,082   Heineken NV                                              1,709,262
    453,656   ING Groep NV                                             7,896,476
    278,681   Koninklijke Ahold NV                                     2,318,000
    287,908   Koninklijke (Royal) Phillips Electronics NV              5,485,065
    104,721   TNT Post Group NV                                        1,821,601
     58,319   VNU NV                                                   1,800,108
                                                                     -----------
                                                                      31,832,888
                                                                     -----------

              South Korea - 2.0%
      7,925   Kookmin Bank, ADR                                          239,731
     70,720   POSCO, ADR (a)                                           1,852,157
     33,373   Samsung Electronics Co., Ltd., GDR (a) (b)               4,959,151
                                                                     -----------
                                                                       7,051,039
                                                                     -----------

              Spain - 3.9%
    779,497   Banco de Santander                                       6,842,373
    583,884   Telefonica SA*                                           6,791,184
                                                                     -----------
                                                                      13,633,557
                                                                     -----------

              Switzerland - 12.2%
     57,222   Nestle SA                                               11,828,673
    176,295   Novartis AG                                              6,988,693
     86,120   Roche Holdings AG                                        6,767,436
    111,012   Swiss Reinsurance Co.                                    6,161,860
    188,057   UBS AG                                                  10,480,064
                                                                     -----------
                                                                      42,226,726
                                                                     -----------

              United Kingdom - 27.3%
  1,309,987   Barclays, Plc                                            9,745,517
    481,272   BP Amoco Capital, Plc                                    3,343,672
    264,494   British American Tobacco Industries, Plc                 3,006,173
    246,080   BT Group, Plc                                              828,895
    767,718   Cadbury Schweppes, Plc                                   4,543,705
    520,524   Centrica, Plc                                            1,512,382
    563,215   Compass Group, Plc, Sponsored ADR                        3,042,392
    755,979   Diageo, Plc                                              8,086,106
    472,467   GlaxoSmithKline, Plc                                     9,552,638
    590,340   Hilton Group, Plc                                        1,795,748
    427,008   HSBC Holdings Plc                                        5,054,456
    382,216   Kingfisher, Plc                                          1,751,886
    807,153   Lloyds TSB Group, Plc                                    5,741,193
    520,633   Prudential Corp., Plc                                    3,158,807
    986,397   Shell Transportation & Trading, Plc                      6,522,846
    204,668   Smith & Nephew, Plc                                      1,178,329
     96,385   Smiths Group, Plc                                        1,120,186
    976,747   Tesco, Plc                                               3,540,357
    908,213   Unilever, Plc                                            7,244,534
  4,882,892   Vodafone Airtouch, Plc                                   9,565,790

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                        Select International Equity Fund

         PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
   Shares                                                             (Note 2)
--------------------------------------------------------------------------------
              United Kingdom (continued)
    193,356   Wolseley, Plc                                         $  2,142,495
    229,257   WPP Group, Plc                                           1,800,286
                                                                    ------------
                                                                      94,278,393
                                                                    ------------
              Total Common Stocks                                    327,889,471
                                                                    ------------
              (Cost $371,409,272)

RIGHTS - 0.0%

              Thailand - 0.0%
    100,421   TelecomAsia Corp., Public Co., Ltd.* (c)                         0
                                                                    ------------
              Total Rights                                                     0
                                                                    ------------
              (Cost $68,642)
Total Investments - 94.9%                                            327,889,471
                                                                    ------------
(Cost $371,477,914)
Net Other Assets and Liabilities - 5.1%                               17,461,036
                                                                    ------------
Total Net Assets - 100.0%                                           $345,350,507
                                                                    ============

----------
*    Non-income producing security.
(a) All or a portion of this security is out on loan at June 30, 2003; the value of the securities loaned amounted to $23,720,637. The value of collateral amounted to $25,029,573 which consisted of cash equivalents.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2003, these securities amounted to $4,959,151 or 1.4% of net assets.
(c)  Contingent Value Obligation. Security valued by fund management.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2003, the aggregate cost on investment securities for tax purposes was $371,477,914. Net unrealized appreciation (depreciation) aggregated $(43,588,443), of which $17,601,598 related to appreciated investment securities and $(61,190,041) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2003, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $46,222,091 and $101,147,104 of non-governmental issuers, respectively.

FORWARD FOREIGN CURRENCY CONTRACTS PURCHASED:

Contracts To              Settlement   Contracts At   In Exchange    Unrealized
  Receive      Currency     Dates         Value       for U.S. $    Depreciation
------------   --------   ----------   ------------   -----------   ------------
   66,567         GBP      07/01/03      $110,049       $110,701       $(652)
  950,331         HKD      07/02/03       121,866        121,869          (3)
                                         --------       --------       -----
                                         $231,915       $232,570       $(655)
                                         ========       ========       =====

FORWARD FOREIGN CURRENCY CONTRACTS SOLD:

Contracts to              Settlement   Contracts At   In Exchange    Unrealized
  Deliver      Currency      Date         Value       for U.S. $    Depreciation
------------   --------   ----------   ------------   -----------   ------------
   42,293         GBP      07/01/03       $69,919       $69,598        $(321)
                                          =======       =======        =====

----------
GBP  British Pound Sterling
HKD  Hong Kong Dollar

                      Industry Concentration of Investments
                         as a Percentage of Net Assets:

Advertising                           0.5%
Automotive                            3.6
Banking                              16.8
Beverages, Food & Tobacco            10.8
Building Materials                    0.6
Chemicals                             2.5
Commercial Services                   0.9
Communications                        4.2
Electric Utilities                    2.9
Electronics                           8.1
Entertainment & Leisure               0.4
Financial Services                    1.7
Food Retailers                        2.6
Heavy Machinery                       1.4
Insurance                             4.0
Lodging                               0.5
Media - Broadcasting & Publishing     2.3
Medical Supplies                      1.4
Metals                                0.5
Oil & Gas                             9.8
Pharmaceuticals                      10.5
Real Estate                           1.2
Retailers                             0.5
Telephone Systems                     7.2
Net Other Assets and Liabilities      5.1
                                    -----
Total                               100.0%
                                    =====

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                               Select Growth Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value
   Shares                                                             (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8%

             Advertising - 0.7%
    16,100   Lamar Advertising Company*                             $   566,881
    47,500   Omnicom Group, Inc.                                      3,405,750
                                                                    -----------
                                                                      3,972,631
                                                                    -----------

             Airlines - 0.1%
    20,100   Southwest Airlines, Inc.                                   345,720
                                                                    -----------

             Apparel Retailers - 1.6%
    14,800   Abercrombie & Fitch Co., Class A*                          420,468
    13,800   Chico's FAS, Inc.* (a)                                     290,490
   168,900   Kohls Corp.*                                             8,678,082
     3,900   Timberland Co.*                                            206,154
                                                                    -----------
                                                                      9,595,194
                                                                    -----------

             Automotive - 0.4%
    62,800   Harley-Davidson, Inc.                                    2,503,208
                                                                    -----------

             Banking - 2.4%
    70,700   Banc One Corp.                                           2,628,626
    45,400   Capital One Financial Corp. (a)                          2,232,772
   291,400   MBNA Corp.                                               6,072,776
    56,600   U.S. Bancorp                                             1,386,700
    13,400   Washington Mutual, Inc.                                    553,420
    21,000   Wells Fargo & Co.                                        1,058,400
    13,700   Zions Bancorp.                                             693,357
                                                                    -----------
                                                                     14,626,051
                                                                    -----------

             Beverages, Food & Tobacco - 3.6%
    76,400   Altria Group, Inc.                                       3,471,616
    91,000   Anheuser-Busch Companies, Inc.                           4,645,550
    37,700   Coca-Cola Enterprises, Inc.                                684,255
    18,800   Pepsi Bottling Group, Inc.                                 376,376
   118,700   PepsiCo, Inc.                                            5,282,150
     5,600   Performance Food Group Co.* (a)                            207,200
   275,700   Starbucks Corp.*                                         6,760,164
    15,700   Sysco Corp.                                                471,628
                                                                    -----------
                                                                     21,898,939
                                                                    -----------
             Chemicals - 0.1%
     8,100   Sealed Air Corp.*                                          386,046
                                                                    -----------
             Commercial Services - 2.0%
    61,500   Apollo Group, Inc.*                                      3,798,240
    15,800   Automatic Data Processing, Inc.                            534,988
    12,400   Fair Isaac Corp.                                           637,980
    83,300   First Data Corp.                                         3,451,952
     8,800   Getty Images, Inc.*                                        363,440
    19,700   Iron Mountain, Inc.*                                       730,673
    86,400   Paychex, Inc.                                            2,532,384
     6,800   Quest Diagnostics, Inc.* (a)                               433,840
                                                                    -----------
                                                                     12,483,497
                                                                    -----------

             Communications - 1.9%
    41,300   AOL Time Warner, Inc.*                                 $   664,517
    21,600   Avaya, Inc.*                                               139,536
   122,700   Ciena Corp.*                                               636,813
    41,900   Echostar Communications Corp.*                           1,450,578
    11,600   L-3 Communications Holdings, Inc.* (a)                     504,484
   326,100   Nokia Oyj Corp., Sponsored ADR                           5,357,823
    82,300   Qualcomm, Inc.                                           2,942,225
                                                                    -----------
                                                                     11,695,976
                                                                    -----------

             Computer Software & Processing - 7.4%
    37,100   Adobe Systems, Inc.                                      1,189,797
    16,300   Affiliated Computer Services, Class
             A* (a)                                                     745,399
    27,300   BEA Systems, Inc.* (a)                                     296,478
   115,600   Computer Associates International, Inc.
             (a)                                                      2,575,568
     2,900   Electronic Data Systems Corp.                               62,205
    12,500   Fiserv, Inc.*                                              445,125
    16,400   GTECH Holdings Corp.*                                      617,460
    18,500   Macromedia, Inc.*                                          389,240
     7,900   Mercury Interactive Corp.*                                 305,019
 1,058,200   Microsoft Corp.                                         27,100,502
   272,600   Oracle Corp.*                                            3,276,652
   155,800   SAP AG, Sponsored ADR (a)                                4,552,476
    28,200   SunGard Data Systems, Inc.*                                730,662
    55,700   Symantec Corp.* (a)                                      2,443,002
    46,200   VeriSign, Inc.*                                            638,946
                                                                    -----------
                                                                     45,368,531
                                                                    -----------

             Computers & Information - 8.0%
   952,700   Cisco Systems, Inc.*                                    15,900,563
   507,600   Dell Computer Corp.*                                    16,222,896
   326,000   Hewlett-Packard Co.                                      6,943,800
    92,400   International Business Machines Corp.                    7,623,000
    33,600   Lexmark International Group, Inc.*                       2,377,872
                                                                    -----------
                                                                     49,068,131
                                                                    -----------

             Cosmetics & Personal Care - 2.1%
    47,100   Avon Products, Inc.                                      2,929,620
    19,400   Colgate-Palmolive Co.                                    1,124,230
    95,300   Procter & Gamble Co. (a)                                 8,498,854
                                                                    -----------
                                                                     12,552,704
                                                                    -----------

             Education - 0.3%
    30,600   Career Education Corp.*                                  2,093,652
                                                                    -----------

             Electric Utilities - 0.3%
    54,600   Edison International* (a)                                  897,078
    18,400   Entergy Corp.                                              971,152
                                                                    -----------
                                                                      1,868,230
                                                                    -----------

             Electronics - 7.7%
    61,000   Analog Devices, Inc.*                                    2,124,020
     9,700   Arrow Electronics, Inc.*                                   147,828
   891,600   Intel Corp.                                             18,531,015
    15,900   Intersil Corp., Class A*                                   423,099
   106,700   KLA-Tencor Corp.* (a)                                    4,960,483
    47,200   Lam Research Corp.* (a)                                    859,512

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                               Select Growth Fund

         PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value
   Shares                                                             (Note 2)
--------------------------------------------------------------------------------
             Electronics (continued)
   121,000   Novellus Systems, Inc.* (a)                            $ 4,431,141
    53,700   PMC-Sierra, Inc.* (a)                                      629,901
    55,900   QLogic Corp.* (a)                                        2,701,647
   164,000   STMicroelectronics NV                                    3,409,560
   279,900   Texas Instruments, Inc.                                  4,926,240
   153,800   Xilinx, Inc.*                                            3,892,678
                                                                    -----------
                                                                     47,037,124
                                                                    -----------

             Entertainment & Leisure - 0.6%
    35,600   Harrah's Entertainment, Inc.* (a)                        1,432,544
     2,800   International Game Technology*                             286,524
    63,900   Mattel, Inc.                                             1,208,988
    24,300   Walt Disney Co.                                            479,925
                                                                    -----------
                                                                      3,407,981
                                                                    -----------

             Financial Services - 4.6%
   185,900   American Express Co.                                     7,772,479
   197,900   Citigroup, Inc.                                          8,470,120
    11,300   Doral Financial Corp.                                      504,545
    80,100   Fannie Mae                                               5,401,944
    43,600   Freddie Mac                                              2,213,572
    14,600   H&R Block, Inc.                                            631,450
    10,200   SEI Investment Co.                                         326,400
    37,500   SLM Corp.                                                1,468,875
    20,900   State Street Corp.                                         823,460
     9,100   Waddell & Reed Financial, Class A                          233,597
                                                                    -----------
                                                                     27,846,442
                                                                    -----------

             Food Retailers - 0.6%
    12,100   Krispy Kreme Doughnuts, Inc.* (a)                          498,278
    53,800   Kroger Co.*                                                897,384
    48,000   Whole Foods Market, Inc.* (a)                            2,281,440
                                                                    -----------
                                                                      3,677,102
                                                                    -----------

             Health Care Providers - 1.5%
    55,700   AdvancePCS* (a)                                          2,129,411
    14,400   Caremax Rx, Inc.*                                          369,792
    28,800   Coventry Health Care, Inc.*                              1,329,408
    26,100   Express Scripts, Inc.*                                   1,783,152
    25,300   Health Management Associates, Inc.,
             Class A                                                    466,785
    13,100   Universal Health Services, Inc.* (a)                       519,022
    28,000   Wellpoint Health Networks, Inc.*                         2,360,400
                                                                    -----------
                                                                      8,957,970
                                                                    -----------

             Heavy Machinery - 0.7%
   260,100   Applied Materials, Inc.*                                 4,125,186
     7,000   Harris Corp., Inc.                                         210,350
                                                                    -----------
                                                                      4,335,536
                                                                    -----------
             Home Construction, Furnishings &
             Appliances - 0.2%
    15,700   Whirlpool Corp.                                          1,000,090
                                                                    -----------

             Industrial - Diversified - 4.3%
    78,200   3M Co.                                                 $10,086,236
   568,600   General Electric Co.                                    16,307,448
                                                                    -----------
                                                                     26,393,684
                                                                    -----------

             Insurance - 3.3%
   206,200   American International Group, Inc.                      11,378,116
     8,000   Anthem, Inc.*                                              617,200
    13,900   Brown & Brown, Inc. (a)                                    451,750
    31,100   Fidelity National Financial, Inc. (a)                      956,636
    10,700   Mid Atlantic Medical Services, Inc.*                       559,610
    62,400   UnitedHealth Group, Inc.                                 3,135,600
    40,500   XL Capital, Ltd., Class A                                3,361,500
                                                                    -----------
                                                                     20,460,412
                                                                    -----------

             Lodging - 0.5%
    84,700   Marriott International, Inc., Class A                    3,254,174
                                                                    -----------

             Media - Broadcasting &
             Publishing - 3.7%
    59,600   Clear Channel Communications, Inc.*                      2,526,444
    11,400   Comcast Corp., Class A*                                    344,052
    69,200   Comcast Corp., Special Class A*                          1,995,036
    20,100   Fox Entertainment Group, Class A*                          578,478
     5,400   McGraw-Hill Cos., Inc.                                     334,800
    46,300   New York Times Co., Class A (a)                          2,106,650
   148,300   Univision Communications, Inc.* (a)                      4,508,320
   232,600   Viacom, Inc., Class B*                                  10,155,316
                                                                    -----------
                                                                     22,549,096
                                                                    -----------

             Medical Supplies - 3.4%
    88,100   Agilent Technologies, Inc.*                              1,722,355
    78,000   Allergan, Inc.                                           6,013,800
     5,600   Beckman Coulter, Inc.                                      227,584
    70,300   Boston Scientific Corp.*                                 4,295,330
    21,200   Guidant Corp.                                              941,068
   138,400   Medtronic, Inc.                                          6,639,048
     5,300   Schein (Henry), Inc.*                                      277,402
    23,000   Steris Corp.*                                              531,070
     6,200   Varian Medical Systems, Inc.*                              356,934
                                                                    -----------
                                                                     21,004,591
                                                                    -----------

             Metals - 0.3%
    77,100   Freeport-McMoRan Copper & Gold, Inc.,
             Class B* (a)                                             1,888,950
                                                                    -----------

             Oil & Gas - 2.9%
   102,700   BJ Services Co.* (a)                                     3,836,872
    11,500   Burlington Resources, Inc.                                 621,805
    18,000   GlobalSantaFe Corp.                                        420,120
   149,300   Schlumberger, Ltd. (a)                                   7,102,201
    79,000   Total SA, Sponsored ADR                                  5,988,200
                                                                    -----------
                                                                     17,969,198
                                                                    -----------

             Pharmaceuticals - 20.0%
   236,500   Abbott Laboratories                                     10,349,240
    48,300   AmerisourceBergen Corp. (a)                              3,349,605
   293,100   Amgen, Inc.*                                            19,473,564

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                               Select Growth Fund

         PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value
   Shares                                                              (Note 2)
-------------------------------------------------------------------------------
             Pharmaceuticals (continued)
    64,300   AstraZeneca Plc, ADR (a)                              $  2,621,511
    15,700   Barr Laboratories, Inc.*                                 1,028,350
    93,500   Cardinal Health, Inc.                                    6,012,050
   119,800   Forest Laboratories, Inc.*                               6,559,050
    83,600   Genentech, Inc.*                                         6,029,232
    17,500   Genzyme Corp.*                                             731,500
   101,600   Gilead Sciences, Inc.*                                   5,646,928
   263,900   Johnson & Johnson                                       13,643,630
    22,600   Lilly (Eli) & Co.                                        1,558,722
   136,800   Medimmune, Inc.*                                         4,975,416
    89,300   Merck & Co., Inc.                                        5,407,115
   681,840   Pfizer, Inc.                                            23,284,836
    81,800   Teva Pharmaceutical Industries, Ltd.,
             Sponsored ADR (a)                                        4,656,874
   146,000   Wyeth Corp.                                              6,650,300
                                                                   ------------
                                                                    121,977,923
                                                                   ------------

             Rental and Leasing Services - 0.1%
     4,600   Rent-A-Center, Inc.*                                       348,726
                                                                   ------------

             Restaurants - 0.1%
     7,200   CBRL Group, Inc.                                           279,792
    21,000   Yum! Brands, Inc.*                                         620,760
                                                                   ------------
                                                                        900,552
                                                                   ------------

             Retailers - 9.4%
    24,200   Advanced Auto Parts, Inc.* (a)                           1,473,780
    18,300   AutoZone, Inc.*                                          1,390,251
   189,400   Bed Bath & Beyond, Inc.*                                 7,350,614
    51,400   Best Buy Co., Inc.*                                      2,257,488
    11,400   CarMax, Inc.*                                              343,710
    26,400   eBay, Inc.*                                              2,750,352
    18,600   Family Dollar Stores, Inc.                                 709,590
    27,000   Federated Department Stores, Inc.                          994,950
   131,000   Home Depot, Inc.                                         4,338,720
   180,900   Lowes Cos., Inc.                                         7,769,655
    22,500   Office Depot, Inc.*                                        326,475
    88,200   Staples, Inc.*                                           1,618,470
   164,000   Tiffany & Co.                                            5,359,520
   114,400   TJX Cos., Inc.                                           2,155,296
    20,500   Walgreen Co.                                               617,050
   322,800   Wal-Mart Stores, Inc.                                   17,324,676
    22,100   Williams-Sonoma, Inc.*                                     645,320
                                                                   ------------
                                                                     57,425,917
                                                                   ------------

             Securities Broker - 1.8%
    63,500   Goldman Sachs and Co.                                    5,318,125
   125,300   Merrill Lynch & Co., Inc.                                5,849,004
                                                                   ------------
                                                                     11,167,129
                                                                   ------------

             Telephone Systems - 1.6%
   210,900   AT&T Wireless Services, Inc.*                            1,731,489
    23,600   BellSouth Corp.                                            628,468
    43,200   CenturyTel, Inc.                                         1,505,520

    29,500   Sprint Corp.                                          $    424,800
   274,000   Vodafone Group, Plc, Sponsored ADR (a)                   5,384,100
                                                                   ------------
                                                                      9,674,377
                                                                   ------------

             Textiles, Clothing & Fabrics - 0.2%
    11,000   Liz Claiborne, Inc.                                        387,750
    29,800   Reebok International, Ltd.* (a)                          1,002,174
                                                                   ------------
                                                                      1,389,924
                                                                   ------------

             Transportation - 0.4%
     7,400   Expedia, Inc.*                                             565,212
    70,200   Royal Caribbean Cruises, Ltd. (a)                        1,625,832
                                                                   ------------
                                                                      2,191,044
                                                                   ------------
             Total Common Stocks                                    603,316,452
                                                                   ------------
             (Cost $582,854,118)

PREFERRED STOCKS - 0.2%

             Automotive - 0.2%
     2,700   Porsche AG, EUR 3.00 (a)                                 1,146,193
                                                                   ------------
             Total Preferred Stocks                                   1,146,193
                                                                   ------------
             (Cost $1,037,785)

OPTIONS - 0.0%

             Options on Common Stock - 0.0%
    17,000   Astrazeneca, Expires 07/19/03, Strike
             40.00                                                       15,946
                                                                   ------------
             Total Options                                               15,946
                                                                   ------------
             (Cost $7,650)

EXCHANGE-TRADED FUND - 0.8%

    49,100   SPDR Trust Series 1                                      4,793,633
                                                                   ------------
             Total Exchange-Traded Fund                               4,793,633
                                                                   ------------
             (Cost $4,876,121)

INVESTMENT COMPANY - 0.2%

 1,215,814   Marshall Money Market Fund                               1,215,814
                                                                   ------------
             Total Investment Company                                 1,215,814
                                                                   ------------
             (Cost $1,215,814)

Total Investments - 100.0%                                          610,488,038
                                                                   ------------
(Cost $589,991,488)
Net Other Assets and Liabilities - 0.0%                                 254,454
                                                                   ------------
Total Net Assets - 100.0%                                          $610,742,492
                                                                   ============

----------
*    Non-income producing security.
(a) All or a portion of this security is out on loan at June 30, 2003; the value of the securities loaned amounted to $48,693,671. The value of collateral amounted to $50,357,927 which consisted of cash equivalents.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                               Select Growth Fund

         PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2003, the aggregate cost of investment securities for tax purposes was $589,991,488. Net unrealized appreciation (depreciation) aggregated $20,496,550, of which $43,289,605 related to appreciated investment securities and $(22,793,055) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2003, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $210,559,534 and $289,911,586 of non-governmental issuers, respectively.

Written Options

                      Number                       Expiration
                   of Contracts   Exercise Price      Date      Value
                   ------------   --------------   ----------   -----

Astrazeneca Call       170            $50.0          7/19/03     $153

Written Options Rollforward

                                    Puts                       Calls
                         ------------------------   -----------------------
                            Number                     Number
                         of Contracts    Premiums   of Contracts   Premiums
                         ------------   ---------   ------------   --------
Outstanding, beginning
of period                     --           $--            --        $   --
Options written               --            --           170         1,700
Options closed                --            --            --            --
                             ---           ---           ---        ------
Outstanding, end of
period                        --           $--           170        $1,700
                             ===           ===           ===        ======

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                Core Equity Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
   Shares                                                             (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.9%

            Advertising - 0.3%
   26,800   Lamar Advertising Company*                              $   943,628
                                                                    -----------
            Banking - 7.7%
   22,800   Bank of America Corp.                                     1,801,884
  112,100   FleetBoston Financial Corp.                               3,330,491
   10,000   Golden West Financial Corp.                                 800,100
  128,500   Greenpoint Financial Corp.                                6,545,790
  126,500   MBNA Corp.                                                2,636,260
   97,800   Mellon Financial Corp.                                    2,713,950
   71,600   PNC Bank Corp.                                            3,494,796
  157,500   Wells Fargo & Co. (a)                                     7,938,000
                                                                    -----------
                                                                     29,261,271
                                                                    -----------

            Beverages, Food & Tobacco - 3.5%
   57,100   Coca-Cola Co.                                             2,650,011
  148,700   PepsiCo, Inc.                                             6,617,150
   73,500   Wrigley (Wm.) Jr. Co.                                     4,132,905
                                                                    -----------
                                                                     13,400,066
                                                                    -----------
            Building Materials - 0.8%
   89,600   Martin Marietta Materials, Inc.                           3,011,456
                                                                    -----------

            Chemicals - 1.1%
  138,100   Dow Chemical Co.                                          4,275,576
                                                                    -----------
            Commercial Services - 4.6%
  252,200   Cendant Corp.* (a)                                        4,620,304
  255,000   First Data Corp.                                         10,567,200
   20,700   Moody's Corp. (a)                                         1,091,097
   50,900   Valassis Communications, Inc.*                            1,309,148
                                                                    -----------
                                                                     17,587,749
                                                                    -----------
            Communications - 5.1%
  214,700   AOL Time Warner, Inc.*                                    3,454,523
   90,200   Echostar Communications Corp.*                            3,122,724
  518,000   Nextel Communications, Inc., Class A*                     9,365,440
  102,000   Qualcomm, Inc.                                            3,646,500
                                                                    -----------
                                                                     19,589,187
                                                                    -----------

            Computer Software & Processing - 3.0%
   47,100   Intuit, Inc. (a)                                          2,097,363
  359,300   Microsoft Corp.                                           9,201,673
                                                                    -----------
                                                                     11,299,036
                                                                    -----------

            Computers & Information - 4.4%
  329,400   Cisco Systems, Inc.*                                      5,497,686
  156,100   Dell Computer Corp.*                                      4,988,956
  262,900   EMC Corp.*                                                2,752,563
  169,300   Hewlett-Packard Co.                                       3,606,090
                                                                    -----------
                                                                     16,845,295
                                                                    -----------

            Cosmetics & Personal Care - 1.4%
   17,700   Avon Products, Inc. (a)                                 $ 1,100,940
   42,100   Colgate-Palmolive Co.                                     2,439,695
   21,000   Procter & Gamble Co.                                      1,872,780
                                                                    -----------
                                                                      5,413,415
                                                                    -----------

            Electric Utilities - 5.1%
  124,500   CMS Energy Corp.                                          1,008,450
   65,600   DTE Energy Co.                                            2,534,784
   79,800   Exelon Corp.                                              4,772,838
  119,000   FirstEnergy Corp.                                         4,575,550
   81,600   Progress Energy, Inc.                                     3,582,240
  108,000   Sempra Energy                                             3,081,240
                                                                    -----------
                                                                     19,555,102
                                                                    -----------

            Electronics - 3.2%
   33,400   Energizer Holdings, Inc.*                                 1,048,760
  302,200   Intel Corp.                                               6,280,925
  193,200   Motorola, Inc.                                            1,821,876
  174,400   Texas Instruments, Inc.                                   3,069,440
                                                                    -----------
                                                                     12,221,001
                                                                    -----------

            Entertainment & Leisure - 1.5%
   72,700   Harrah's Entertainment, Inc.*                             2,925,448
   68,700   Metro-Goldwyn-Mayer, Inc.*                                  853,254
   98,200   Walt Disney Co.                                           1,939,450
                                                                    -----------
                                                                      5,718,152
                                                                    -----------

            Financial Services - 11.1%
  454,000   Charles Schwab Corp.                                      4,580,860
  257,782   Citigroup, Inc. (a)                                      11,033,069
  100,000   Fannie Mae                                                6,744,000
  209,500   Freddie Mac                                              10,636,315
  243,700   Morgan (J.P.) & Co., Inc                                  8,329,666
   23,900   State Street Corp. (a)                                      941,660
                                                                    -----------
                                                                     42,265,570
                                                                    -----------

            Forest Products & Paper - 0.6%
   45,500   Kimberly-Clark Corp.                                      2,372,370
                                                                    -----------

            Heavy Machinery - 1.8%
   67,200   Pentair, Inc.                                             2,624,832
   59,600   United Technologies Corp.                                 4,221,468
                                                                    -----------
                                                                      6,846,300
                                                                    -----------

            Home Construction, Furnishings &
            Appliances - 1.5%
   23,900   Johnson Controls, Inc.                                    2,045,840
  161,000   Masco Corp.                                               3,839,850
                                                                    -----------
                                                                      5,885,690
                                                                    -----------

            Household Products - 0.7%
   88,800   Newell Rubbermaid, Inc.                                   2,486,400
                                                                    -----------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                Core Equity Fund

         PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
   Shares                                                             (Note 2)
--------------------------------------------------------------------------------
            Industrial - Diversified - 1.5%
   33,100   General Electric Co.                                   $    949,308
   72,500   Illinois Tool Works, Inc.                                 4,774,125
                                                                   ------------
                                                                      5,723,433
                                                                   ------------

            Insurance - 4.5%
   43,100   AMBAC Financial Group, Inc.                               2,855,375
   61,800   American International Group, Inc.                        3,410,124
   25,300   Anthem, Inc.*                                             1,951,895
   56,300   Hartford Financial Services Group, Inc. (a)               2,835,268
  118,400   UnitedHealth Group, Inc.                                  5,949,600
                                                                   ------------
                                                                     17,002,262
                                                                   ------------

            Lodging - 0.8%
   49,500   Marriott International, Inc., Class A (a)                 1,901,790
   39,800   Starwood Hotels & Resorts Worldwide,
               Inc.                                                   1,137,882
                                                                   ------------
                                                                      3,039,672
                                                                   ------------

            Media - Broadcasting & Publishing - 7.3%
  110,600   Clear Channel Communications, Inc.*                       4,688,334
   51,300   Cox Communications, Inc.*                                 1,636,470
   17,500   Gannett Co., Inc.                                         1,344,175
   54,900   McGraw-Hill Cos., Inc.                                    3,403,800
   34,700   New York Times Co., Class A                               1,578,850
  171,930   Univision Communications, Inc.* (a)                       5,226,672
  229,900   Viacom, Inc., Class B (a)                                10,037,434
                                                                   ------------
                                                                     27,915,735
                                                                   ------------
            Medical Supplies - 0.3%
   44,900   Baxter International, Inc.                                1,167,400
                                                                   ------------

            Oil & Gas - 2.9%
   98,556   ConocoPhillips                                            5,400,869
  154,100   Exxon Mobil Corp.                                         5,533,731
                                                                   ------------
                                                                     10,934,600
                                                                   ------------

            Pharmaceuticals - 12.1%
   29,500   Amgen, Inc.*                                              1,959,980
  171,800   Bristol-Myers Squibb Co.                                  4,664,370
   50,400   Cephalon, Inc.* (a)                                       2,074,464
  184,900   Johnson & Johnson                                         9,559,330
   83,400   Lilly (Eli) & Co.                                         5,752,098
  265,100   Pfizer, Inc.                                              9,053,165
   33,500   Schering-Plough Corp.                                       623,100
   83,400   Sicor, Inc.*                                              1,696,356
  231,700   Wyeth Corp.                                              10,553,935
                                                                   ------------
                                                                     45,936,798
                                                                   ------------

            Retailers - 3.6%
   26,400   Dollar Tree Stores, Inc. (a)                                837,672
   82,300   Family Dollar Stores, Inc.                                3,139,745
   30,100   Lowes Cos., Inc.                                          1,292,795
   44,400   Walgreen Co.                                              1,336,440
  132,800   Wal-Mart Stores, Inc.                                     7,127,376
                                                                   ------------
                                                                     13,734,028
                                                                   ------------

            Securities Broker - 1.4%
  124,600   Morgan Stanley Dean Witter & Co.                       $  5,326,650
                                                                   ------------

            Telephone Systems - 3.6%
  111,400   BellSouth Corp.                                           2,966,582
  214,500   Crown Castle International Corp.*                         1,666,665
  384,500   Liberty Media Group, Class A*                             4,444,820
  184,000   SBC Communications, Inc.                                  4,701,200
                                                                   ------------
                                                                     13,779,267
                                                                   ------------

            Transportation - 2.5%
  117,200   Burlington Northern Santa Fe Corp.                        3,333,168
  190,400   Norfolk Southern Corp.                                    3,655,680
   94,500   Sabre Group Holdings, Inc.                                2,329,425
                                                                   ------------
                                                                      9,318,273
                                                                   ------------
            Total Common Stocks                                     372,855,382
                                                                   ------------
            (Cost $391,673,451)

EXCHANGE-TRADED FUND - 1.6%

   63,100   SPDR Trust Series 1                                       6,160,453
                                                                   ------------
            Total Exchange-Traded Fund                                6,160,453
                                                                   ------------
            (Cost $5,841,300)
Total Investments - 99.5%                                           379,015,835
                                                                   ------------
(Cost $397,514,751)
Net Other Assets and Liabilities - 0.5%                               1,823,143
                                                                   ------------
Total Net Assets - 100.0%                                          $380,838,978
                                                                   ============

----------
*    Non-income producing security.
(a) All or a portion of this security is out on loan at June 30, 2003; the value of the securities loaned amounted to $33,787,923. The value of collateral amounted to $34,971,374 which consisted of cash equivalents.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2003, the aggregate cost of investment securities for tax purposes was $397,514,751. Net unrealized appreciation (depreciation) aggregated $(18,498,916), of which $21,896,453 related to appreciated investment securities and $(40,395,369) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2003, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $45,614,619 and $101,783,632 of non-governmental issuers, respectively.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                Equity Index Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
   Shares                                                             (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%

            Advertising - 0.2%
   27,100   Interpublic Group of Companies, Inc.                    $   362,598
    7,800   Monster Worldwide, Inc.* (a)                                153,894
   13,300   Omnicom Group, Inc.                                         953,610
                                                                    -----------
                                                                      1,470,102
                                                                    -----------

            Aerospace & Defense - 1.4%
   59,238   Boeing Co.                                                2,033,048
   14,200   General Dynamics Corp.                                    1,029,500
   60,275   Honeywell International, Inc.                             1,618,384
   32,082   Lockheed Martin Corp.                                     1,526,141
   12,846   Northrop Grumman Corp.                                    1,108,481
   28,600   Raytheon Co.                                                939,224
    9,600   Textron, Inc.                                               374,592
                                                                    -----------
                                                                      8,629,370
                                                                    -----------

            Airlines - 0.4%
    8,600   Delta Air Lines, Inc. (a)                                   126,248
   21,100   FedEx Corp.                                               1,308,833
   54,518   Southwest Airlines, Inc.                                    937,710
                                                                    -----------
                                                                      2,372,791
                                                                    -----------
            Apparel Retailers - 0.5%
   62,250   Gap, Inc.                                                 1,167,810
   23,800   Kohls Corp.*                                              1,222,844
   36,800   Limited Brands, Inc.                                        570,400
    9,500   Nordstrom, Inc.                                             185,440
                                                                    -----------
                                                                      3,146,494
                                                                    -----------

            Automotive - 1.0%
   20,400   AutoNation, Inc.*                                           320,688
    5,100   Cooper Tire & Rubber Co.                                     89,709
   10,409   Dana Corp.                                                  120,328
   39,428   Delphi Automotive Systems Corp.                             340,264
  129,281   Ford Motor Co. (a)                                        1,420,798
   39,500   General Motors Corp. (a)                                  1,422,000
   12,250   Genuine Parts Co.                                           392,122
    8,200   Goodrich (B.F.) Co.                                         172,200
   12,300   Goodyear Tire & Rubber Co. (a)                               64,575
   21,300   Harley-Davidson, Inc.                                       849,018
    6,500   ITT Industries, Inc. (a)                                    425,490
    4,800   Navistar International Corp.* (a)                           156,624
    8,220   Paccar, Inc.                                                555,343
    9,036   Visteon Corp.                                                62,077
                                                                    -----------
                                                                      6,391,236
                                                                    -----------

            Banking - 7.8%
   25,000   Amsouth Bancorp                                             546,000
   82,075   Banc One Corp.                                            3,051,548
  105,959   Bank of America Corp.                                     8,373,940
   54,000   Bank of New York Co., Inc.                                1,552,500
   33,200   BB&T Corp.                                                1,138,760
   15,637   Capital One Financial Corp. (a)                             769,028
   15,875   Charter One Financial, Inc.                                 494,982

   12,350   Comerica, Inc.                                          $   574,275
   40,705   Fifth Third Bancorp (a)                                   2,334,025
    8,900   First Tennessee National Corp.                              390,799
   73,952   FleetBoston Financial Corp.                               2,197,114
   10,800   Golden West Financial Corp.                                 864,108
   16,549   Huntington Bancshares, Inc. (a)                             323,036
   29,900   KeyCorp                                                     755,573
   15,400   Marshall & Ilsley Corp.                                     470,932
   89,977   MBNA Corp.                                                1,875,121
   30,400   Mellon Financial Corp.                                      843,600
   43,100   National City Corp. (a)                                   1,409,801
   11,400   North Fork Bancorp., Inc.                                   388,284
   15,600   Northern Trust Corp.                                        651,924
   20,000   PNC Bank Corp.                                              976,200
   15,600   Regions Financial Corp.                                     526,968
   24,300   Southtrust Corp.                                            660,960
   19,900   Suntrust Banks, Inc.                                      1,180,866
   21,400   Synovus Financial Corp.                                     460,100
  135,034   U.S. Bancorp                                              3,308,333
   14,000   Union Planters Corp.                                        434,420
   95,896   Wachovia Corp.                                            3,832,004
   66,774   Washington Mutual, Inc.                                   2,757,766
  119,230   Wells Fargo & Co. (a)                                     6,009,192
    6,400   Zions Bancorp.                                              323,904
                                                                    -----------
                                                                     49,476,063
                                                                    -----------

            Beverages, Food & Tobacco - 5.5%
    2,600   Adolph Coors Co. (a)                                        127,348
  145,800   Altria Group, Inc.                                        6,625,152
   60,300   Anheuser-Busch Companies, Inc.                            3,078,315
   45,449   Archer-Daniels-Midland Co.                                  584,929
    4,300   Brown Forman Corp., Class B                                 338,066
   28,900   Campbell Soup Co.                                           708,050
  174,700   Coca-Cola Co.                                             8,107,827
   31,600   Coca-Cola Enterprises, Inc.                                 573,540
   37,800   Conagra, Inc.                                               892,080
   26,000   General Mills, Inc. (a)                                   1,232,660
   24,800   H.J. Heinz Co.                                              817,904
    7,600   Hercules, Inc.*                                              75,240
    9,600   Hershey Foods Corp.                                         668,736
   28,800   Kellogg Co.                                                 989,856
    9,900   McCormick & Co., Inc.                                       269,280
   19,700   Pepsi Bottling Group, Inc.                                  394,394
  121,710   PepsiCo, Inc.                                             5,416,095
    6,000   R.J. Reynolds Tobacco Holdings, Inc.                        223,260
   31,000   Safeway, Inc.*                                              634,260
   27,300   Starbucks Corp.*                                            669,396
    9,400   Supervalu, Inc.                                             200,408
   46,100   Sysco Corp.                                               1,384,844
   11,800   UST, Inc.                                                   413,354
   15,900   Wrigley (Wm.) Jr. Co.                                       894,057
                                                                    -----------
                                                                     35,319,051
                                                                    -----------

            Building Materials - 0.0%
    7,200   Vulcan Materials Co.                                        266,904
                                                                    -----------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                Equity Index Fund

         PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value
   Shares                                                             (Note 2)
--------------------------------------------------------------------------------
            Chemicals - 1.4%
   16,000   Air Products & Chemicals, Inc.                          $   665,600
    7,800   Avery Dennison Corp.                                        391,560
   64,177   Dow Chemical Co.                                          1,986,920
   70,100   Du Pont (E.I.) De Nemours and Co.                         2,918,964
    5,400   Eastman Chemical Co.                                        171,018
    3,500   Great Lakes Chemical Corp.                                   71,400
    6,600   International Flavors & Fragrances, Inc.                    210,738
   18,427   Monsanto Co.                                                398,760
   12,000   PPG Industries, Inc.                                        608,880
   11,400   Praxair, Inc.                                               685,140
   15,575   Rohm & Haas Co.                                             483,292
    5,908   Sealed Air Corp.*                                           281,575
   10,500   Sherwin Williams Co.                                        282,240
                                                                    -----------
                                                                      9,156,087
                                                                    -----------

            Commercial Services - 2.8%
   14,700   Allied Waste Industries, Inc.* (a)                          147,735
   12,300   Apollo Group, Inc.*                                         759,648
   42,300   Automatic Data Processing, Inc.                           1,432,278
   72,533   Cendant Corp.*                                            1,328,805
   12,000   Cintas Corp. (a)                                            425,280
   35,800   Concord EFS, Inc.*                                          526,976
   12,200   Convergys Corp.*                                            195,200
    4,000   Deluxe Corp.                                                179,200
   18,300   Ecolab, Inc.                                                468,480
   10,000   Equifax, Inc.                                               260,000
   53,000   First Data Corp.                                          2,196,320
    5,700   Fluor Corp.                                                 191,748
   30,700   Halliburton Co.                                             706,100
    3,400   Millipore Corp.* (a)                                        150,858
   10,700   Moody's Corp.                                               563,997
   26,550   Paychex, Inc.                                               778,180
    8,900   Perkinelmer, Inc.                                           122,909
   16,700   Pitney Bowes, Inc.                                          641,447
    7,400   Quest Diagnostics, Inc.* (a)                                472,120
    8,300   Quintiles Transnational Corp.*                              117,777
    8,000   R. R. Donnelley & Sons Co.                                  209,120
   12,200   Robert Half International, Inc.* (a)                        231,068
   79,200   United Parcel Service, Class B                            5,045,040
   41,935   Waste Management, Inc.                                    1,010,214
                                                                    -----------
                                                                     18,160,500
                                                                    -----------
            Communications - 1.7%
   56,500   ADC Telecommunications, Inc.*                               131,532
    6,900   Andrew Corp.*                                                63,480
  314,998   AOL Time Warner, Inc.*                                    5,068,318
   26,231   Avaya, Inc.*                                                169,452
   33,000   Ciena Corp.*                                                171,270
   84,400   Corning, Inc.* (a)                                          623,716
  291,582   Lucent Technologies, Inc.* (a)                              591,911
   72,300   Nextel Communications, Inc., Class
               A* (a)                                                 1,307,184
   55,600   Qualcomm, Inc.                                            1,987,700
   12,600   Rockwell Collins, Inc.                                      310,338
   10,700   Scientific Atlanta, Inc.                                    255,088
   29,000   Tellabs, Inc.*                                              190,530
                                                                    -----------
                                                                     10,870,519
                                                                    -----------

            Computer Software & Processing - 5.5%
   16,300   Adobe Systems, Inc.                                     $   522,741
    7,900   Autodesk, Inc.                                              127,664
   16,400   BMC Software, Inc.*                                         267,812
   12,000   Citrix Systems, Inc.*                                       244,320
   40,450   Computer Associates International, Inc. (a)                 901,226
   13,200   Computer Sciences Corp.* (a)                                503,184
   26,600   Compuware Corp.*                                            153,482
   10,100   Electronic Arts, Inc.*                                      747,299
   33,500   Electronic Data Systems Corp.                               718,575
   13,450   Fiserv, Inc.*                                               478,954
   17,200   IMS Health, Inc.                                            309,428
   14,500   Intuit, Inc.*                                               645,685
    6,000   Mercury Interactive Corp.*                                  231,660
  754,200   Microsoft Corp.                                          19,315,062
    6,900   NCR Corp.* (a)                                              176,778
   25,900   Novell, Inc.*                                                79,772
   11,100   NVIDIA Corp.* (a)                                           255,411
  371,320   Oracle Corp.*                                             4,463,266
   18,500   Parametric Technology Corp.*                                 56,425
   22,000   PeopleSoft, Inc.*                                           386,980
   34,100   Siebel Systems, Inc.*                                       325,314
  225,100   Sun Microsystems, Inc.*                                   1,035,460
   19,900   SunGard Data Systems, Inc.*                                 515,609
   10,400   Symantec Corp.*                                             456,144
   22,900   Unisys Corp.*                                               281,212
   29,019   VERITAS Software Corp.*                                     831,975
   41,600   Yahoo!, Inc.* (a)                                         1,362,816
                                                                    -----------
                                                                     35,394,254
                                                                    -----------

            Computers & Information - 5.1%
   25,400   Apple Computer, Inc.*                                       485,648
  501,200   Cisco Systems, Inc.*                                      8,365,028
   13,200   Comverse Technology, Inc.* (a)                              198,396
  181,800   Dell Computer Corp.*                                      5,810,328
  155,000   EMC Corp.*                                                1,622,850
   22,760   Gateway, Inc.*                                               83,074
  215,098   Hewlett-Packard Co.                                       4,581,587
  119,100   International Business Machines Corp.                     9,825,750
    8,900   Lexmark International Group, Inc.*                          629,853
   23,900   Network Appliance, Inc.* (a)                                387,419
   58,200   Solectron Corp.*                                            217,668
   16,200   Symbol Technologies, Inc.                                   210,762
                                                                    -----------
                                                                     32,418,363
                                                                    -----------

            Consumer Products - Diversified - 0.2%
   55,100   Sara Lee Corp.                                            1,036,431
                                                                    -----------

            Containers & Packaging - 0.0%
    4,000   Ball Corp. (a)                                              182,040
                                                                    -----------

            Cosmetics & Personal Care - 2.2%
    4,100   Alberto-Culver Co., Class B                                 209,510
   16,600   Avon Products, Inc.                                       1,032,520
   38,000   Colgate-Palmolive Co.                                     2,202,100

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                Equity Index Fund

         PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
-------------------------------------------------------------------------------

                                                                       Value
   Shares                                                             (Note 2)
-------------------------------------------------------------------------------
             Cosmetics & Personal Care (continued)
    73,600   Gillette Co.                                           $ 2,344,896
    91,200   Procter & Gamble Co.                                     8,133,216
                                                                    -----------
                                                                      3,922,242
                                                                    -----------

             Electric Utilities - 2.8%
    41,300   AES Corp.*                                                 262,255
     8,800   Allegheny Energy, Inc. (a)                                  74,360
    11,200   Ameren Corp.                                               493,920
    27,440   American Electric Power, Inc. (a)                          818,535
    26,600   Calpine Corp.* (a)                                         175,560
    21,398   CenterPoint Energy, Inc. (a)                               174,394
    11,843   Cinergy Corp.                                              435,704
    19,800   Citizens Utilities Co., Class B* (a)                       255,222
    10,100   CMS Energy Corp.                                            81,810
    15,100   Consolidated Edison, Inc.                                  653,528
    11,650   Constellation Energy Group, Inc.                           399,595
    21,650   Dominion Resources, Inc.                                 1,391,445
    11,800   DTE Energy Co.                                             455,952
    62,834   Duke Energy Corp.                                        1,253,538
    22,900   Edison International*                                      376,247
    15,700   Entergy Corp.                                              828,646
    22,750   Exelon Corp.                                             1,360,677
    21,000   FirstEnergy Corp.                                          807,450
    12,900   Florida Power & Light Group Capital,
             Inc.                                                       862,365
    11,000   KeySpan Energy Corp.                                       389,950
    28,399   Mirant Corp.* (a)                                           82,357
    18,500   NiSource, Inc.                                             351,500
    28,700   PG&E Corp.*                                                607,005
     6,400   Pinnacle West Capital Corp.                                239,680
    11,600   PPL Corp.                                                  498,800
    16,677   Progress Energy, Inc. (a)                                  732,120
     5,000   Progress Energy, Inc. (b)                                        0
    15,700   Public Service Enterprise Group, Inc.                      663,325
    14,513   Sempra Energy                                              414,056
    50,300   Southern Co.                                             1,567,348
    12,300   TECO Energy, Inc. (a)                                      147,477
    22,640   TXU Corp.                                                  508,268
    28,010   Xcel Energy, Inc.                                          421,270
                                                                    -----------
                                                                     17,784,359
                                                                    -----------

             Electrical Equipment - 0.5%
    13,800   American Power Conversion Corp.*                           215,142
     6,600   Cooper Industries, Ltd.                                    272,580
    20,500   Eastman Kodak Co. (a)                                      560,675
    29,700   Emerson Electric Co.                                     1,517,670
    13,100   Rockwell International Corp.                               312,304
     4,100   Thomas & Betts Corp.*                                       59,245
    51,800   Xerox Corp.* (a)                                           548,562
                                                                    -----------
                                                                      3,486,178
                                                                    -----------

             Electronics - 3.3%
    24,200   Advanced Micro Devices*                                    155,122
    26,900   Altera Corp.* (a)                                          441,160
    25,700   Analog Devices, Inc.*                                      894,874
    21,400   Applied Micro Circuits Corp.*                              129,470
    19,400   Broadcom Corp.*                                            483,254

   466,900   Intel Corp.                                            $ 9,704,050
    13,900   Jabil Circuit, Inc.*                                       307,190
    13,400   KLA-Tencor Corp.*                                          622,966
    22,000   Linear Technology Corp.                                    708,620
    26,200   LSI Logic Corp.*                                           185,496
    22,800   Maxim Integrated Products, Inc.                            779,532
    42,800   Micron Technology, Inc.* (a)                               497,764
    13,525   Molex, Inc.                                                365,040
   162,135   Motorola, Inc.                                           1,528,933
    12,800   National Semiconductor Corp.*                              252,416
    10,500   Novellus Systems, Inc.*                                    384,520
    11,800   PMC-Sierra, Inc.* (a)                                      138,414
     5,600   Power-One, Inc.*                                            40,040
     6,600   QLogic Corp.* (a)                                          318,978
    35,900   Sanmina Corp.*                                             226,529
    12,900   Teradyne, Inc.*                                            223,299
   122,000   Texas Instruments, Inc.                                  2,147,200
    23,800   Xilinx, Inc.*                                              602,378
                                                                    -----------
                                                                     21,137,245
                                                                    -----------

             Entertainment & Leisure - 0.7%
     7,900   Harrah's Entertainment, Inc.* (a)                          317,896
    12,150   Hasbro, Inc.                                               212,504
     6,000   International Game Technology*                             613,980
    30,812   Mattel, Inc.                                               582,963
   143,929   Walt Disney Co.                                          2,842,598
                                                                    -----------
                                                                      4,569,941
                                                                    -----------

             Financial Services - 6.3%
    92,600   American Express Co.                                     3,871,606
    94,700   Charles Schwab Corp. (a)                                   955,523
   362,340   Citigroup, Inc.                                         15,508,152
     8,900   Countrywide Financial Corp.                                619,173
    70,200   Fannie Mae                                               4,734,288
     7,700   Federated Investors, Inc., Class B                         211,134
    18,130   Franklin Resources, Inc.                                   708,339
    49,000   Freddie Mac                                              2,487,730
    12,600   H&R Block, Inc.                                            544,950
    17,959   Household International, Inc. (a)                          567,933
    16,800   Janus Capital Group, Inc.                                  275,520
   140,718   Morgan (J.P.) & Co., Inc                                 4,809,741
    22,600   Principal Financial Group, Inc.                            728,850
    20,300   Providian Financial Corp.*                                 187,978
    39,900   Prudential Financial, Inc.                               1,342,635
    32,571   SLM Corp.                                                1,275,806
    23,400   State Street Corp.                                         921,960
     8,600   T. Rowe Price Group, Inc. (a)                              324,650
                                                                    -----------
                                                                     40,075,968
                                                                    -----------

             Food Retailers - 0.2%
    26,642   Albertson's, Inc. (a)                                      511,526
    53,700   Kroger Co.*                                                895,716
     9,900   Winn-Dixie Stores, Inc. (a)                                121,869
                                                                    -----------
                                                                      1,529,111
                                                                    -----------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                               Equity Index Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Value
   Shares                                                            (Note 2)
--------------------------------------------------------------------------------
             Forest Products & Paper - 0.8%
     3,700   Bemis Co.                                              $   173,160
     4,100   Boise Cascade Corp.                                         97,990
    17,602   Georgia-Pacific Corp.                                      333,558
    33,740   International Paper Co.                                  1,205,530
    36,240   Kimberly-Clark Corp.                                     1,889,554
     7,300   Louisiana Pacific Corp.*                                    79,132
    14,098   Meadwestvaco Corp.                                         348,221
    11,100   Pactiv Corp.* (a)                                          218,781
     3,800   Temple Inland, Inc. (a)                                    163,058
    15,400   Weyerhaeuser Co.                                           831,600
                                                                    -----------
                                                                      5,340,584
                                                                    -----------

             Health Care Providers - 0.5%
    36,200   HCA - The Healthcare Corporation                         1,159,848
    16,800   Health Management Associates, Inc.,
             Class A*                                                   309,960
     6,300   Manor Care, Inc.* (a)                                      157,563
    33,350   Tenet Healthcare Corp.*                                    388,528
    10,500   Wellpoint Health Networks, Inc.*                           885,150
                                                                    -----------
                                                                      2,901,049
                                                                    -----------

             Heavy Construction - 0.0%
     4,400   McDermott International, Inc.*                              27,852
                                                                    -----------

             Heavy Machinery - 1.5%
     5,100   American Standard Companies, Inc.*                         377,043
   116,300   Applied Materials, Inc.*                                 1,844,518
    23,780   Baker Hughes, Inc.                                         798,295
    24,300   Caterpillar, Inc. (a)                                    1,352,538
     2,900   Cummins Engine Co., Inc. (a)                               104,081
    16,900   Deere & Co.                                                772,330
    14,200   Do_r Corp.                                                 425,432
    11,900   Ingersoll-Rand Co.                                         563,108
     8,600   Pall Corp.                                                 193,500
     8,375   Parker-Hannifin Corp.                                      351,666
     6,200   Stanley Works                                              171,120
    33,200   United Technologies Corp.                                2,351,556
     6,500   W.W. Grainger, Inc.                                        303,940
                                                                    -----------
                                                                      9,609,127
                                                                    -----------

             Home Construction, Furnishings &
             Appliances - 0.5%
     5,500   Black & Decker Corp.                                       238,975
     4,400   Centex Corp.                                               342,276
     6,300   Johnson Controls, Inc.                                     539,280
     3,400   KB Home                                                    210,732
    13,700   Leggett & Platt, Inc.                                      280,850
    34,600   Masco Corp. (a)                                            825,210
     5,500   Maytag Corp.                                               134,310
     4,300   Pulte Corp.                                                265,138
     4,800   Whirlpool Corp.                                            305,760
                                                                    -----------
                                                                      3,142,531
                                                                    -----------

             Household Products - 0.3%
    15,500   Clorox Co.                                                 661,075
    10,500   Fortune Brands, Inc.                                       548,100
    18,833   Newell Rubbermaid, Inc.                                    527,324

     4,100   Snap-On, Inc.                                          $   119,023
     4,100   Tupperware Corp.                                            58,876
                                                                    -----------
                                                                      1,914,398
                                                                    -----------

             Industrial - Diversified - 4.4%
    27,500   3M Co.                                                   3,546,950
   701,400   General Electric Co.                                    20,116,152
    21,700   Illinois Tool Works, Inc.                                1,428,945
   140,637   Tyco International, Ltd.                                 2,669,290
                                                                    -----------
                                                                     27,761,337
                                                                    -----------

             Insurance - 5.0%
    18,500   ACE, Ltd.                                                  634,365
    10,598   Aetna, Inc.                                                638,000
    36,400   AFLAC, Inc.                                              1,119,300
    49,538   Allstate Corp.                                           1,766,030
     7,500   AMBAC Financial Group, Inc.                                496,875
   183,879   American International Group, Inc.                      10,146,443
    10,000   Anthem, Inc.*                                              771,500
    21,850   AON Corp.                                                  526,148
    12,100   Chubb Corp. (a)                                            726,000
     9,800   Cigna Corp.                                                460,012
    11,400   Cincinnati Financial Corp.                                 422,826
    19,700   Hartford Financial Services Group, Inc.                    992,092
    11,400   Humana, Inc.*                                              172,140
    10,100   Jefferson Pilot Corp.                                      418,746
    20,300   John Hancock Financial Services, Inc.                      623,819
    12,500   Lincoln National Corp.                                     445,375
    13,100   Loews Corp.                                                619,499
    37,900   Marsh & McLennan Cos., Inc.                              1,935,553
    10,250   MBIA, Inc.                                                 499,688
    53,600   Metlife, Inc.                                            1,517,952
     7,100   MGIC Investment Corp.                                      331,144
    15,400   Progressive Corp.                                        1,125,740
     9,700   SAFECO Corp.                                               342,216
    16,000   St. Paul Cos. (a)                                          584,160
     8,300   Torchmark Corp.                                            309,175
    70,861   Travelers Property Casualty Corp., Class
             B                                                        1,117,478
    43,000   UnitedHealth Group, Inc.                                 2,160,750
    20,218   UnumProvident Corp.                                        271,123
     9,600   XL Capital, Ltd., Class A                                  796,800
                                                                    -----------
                                                                     31,970,949
                                                                    -----------

             Lodging - 0.2%
    26,500   Hilton Hotels Corp.                                        338,935
    16,500   Marriott International, Inc., Class A
             (a)                                                        633,930
    14,100   Starwood Hotels & Resorts Worldwide,
             Inc.                                                       403,119
                                                                    -----------
                                                                      1,375,984
                                                                    -----------

             Media - Broadcasting &
             Publishing - 2.7%
     4,600   American Greetings Corp., Class A* (a)                      90,344
    43,200   Clear Channel Communications, Inc.*                      1,831,248
  1 62,678   Comcast Corp., Class A*                                  4,909,622
     5,800   Dow Jones & Company, Inc. (a)                              249,574
    18,900   Gannett Co., Inc.                                        1,451,709
     5,800   Knight-Ridder, Inc.                                        399,794

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                Equity Index Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
   Shares                                                             (Note 2)
-------------------------------------------------------------------------------
             Media - Broadcasting &
             Publishing (continued)
    13,700   McGraw-Hill Cos., Inc.                                 $   849,400
     3,500   Meredith Corp. (a)                                         154,000
    10,700   New York Times Co., Class A                                486,850
    21,487   Tribune Co.                                              1,037,822
    16,100   Univision Communications, Inc.* (a)                        489,440
   124,128   Viacom, Inc., Class B*                                   5,419,428
                                                                    -----------
                                                                     17,369,231
                                                                    -----------

             Medical Supplies - 2.5%
    32,824   Agilent Technologies, Inc.*                                641,709
     9,100   Allergan, Inc.                                             701,610
    14,700   Applied Biosystems Group - Applera Corp.                   279,741
     3,800   Bausch & Lomb, Inc.                                        142,500
    41,800   Baxter International, Inc.                               1,086,800
    18,000   Becton, Dickinson & Co.                                    699,300
    18,225   Biomet, Inc.                                               522,329
    28,800   Boston Scientific Corp.* (a)                             1,759,680
     3,700   C.R. Bard, Inc.                                            263,847
    10,800   Danaher Corp. (a)                                          734,940
     5,300   Eaton Corp. (a)                                            416,633
    21,600   Guidant Corp.                                              958,824
    99,700   JDS Uniphase Corp.*                                        349,947
    86,000   Medtronic, Inc.                                          4,125,420
    12,500   St. Jude Medical, Inc.*                                    718,750
    14,000   Stryker Corp. (a)                                          971,180
     6,100   Tektronix, Inc.*                                           131,760
    11,500   Thermo Electron Corp.*                                     241,730
     9,100   Waters Corp.*                                              265,083
    13,770   Zimmer Holdings, Inc.*                                     620,339
                                                                    -----------
                                                                     15,632,122
                                                                    -----------

             Metals - 0.6%
    59,508   Alcoa, Inc.                                              1,517,454
     5,651   Allegheny Technologies, Inc.                                37,297
     4,150   Crane Co.                                                   93,915
     8,950   Engelhard Corp.                                            221,692
    10,200   Freeport-McMoRan Copper & Gold, Inc.,
             Class B* (a)                                               249,900
    28,311   Newmont Mining Corp. (a)                                   918,975
     5,500   Nucor Corp.                                                268,675
     6,300   Phelps Dodge Corp.*                                        241,542
     7,120   United States Steel Corp.                                  116,554
     6,000   Worthington Industries, Inc.                                80,400
                                                                    -----------
                                                                      3,746,404
                                                                    -----------

             Oil & Gas - 5.8%
     6,300   Amerada Hess Corp.                                         309,834
    17,579   Anadarko Petroleum Corp.                                   781,738
    11,300   Apache Corp.                                               735,178
     4,800   Ashland, Inc.                                              147,264
    11,100   BJ Services Co.*                                           414,696
    14,182   Burlington Resources, Inc.                                 766,821
    75,336   ChevronTexaco Corp. (a)                                  5,439,259
    47,695   ConocoPhillips                                           2,613,686
    16,200   Devon Energy Corp.                                         865,080
    26,100   Dynegy, Inc.                                               109,620

    42,130   El Paso Energy Corp.                                   $   340,410
     8,100   EOG Resources, Inc.                                        338,904
   474,260   Exxon Mobil Corp.                                       17,030,677
     7,081   Kerr-Mcgee Corp.                                           317,229
     8,600   Kinder Morgan, Inc.                                        469,990
    22,000   Marathon Oil Corp.                                         579,700
    10,200   Nabors Industries, Ltd.*                                   403,410
     3,100   Nicor, Inc.                                                115,041
     9,400   Noble Corp.*                                               322,420
    26,600   Occidental Petroleum Corp.                                 892,430
     2,500   Peoples Energy Corp.                                       107,225
     6,600   Rowan Cos., Inc.*                                          147,840
    41,000   Schlumberger, Ltd.                                       1,950,370
     5,400   Sunoco, Inc.                                               203,796
    22,427   Transocean Sedco Forex, Inc.*                              492,721
    18,200   Unocal Corp.                                               522,158
    36,400   Williams Cos., Inc.                                        287,560
                                                                    -----------
                                                                     36,705,057
                                                                    -----------

             Pharmaceuticals - 11.5%
   110,200   Abbott Laboratories                                      4,822,352
     7,800   AmerisourceBergen Corp. (a)                                540,930
    90,708   Amgen, Inc.*                                             6,026,640
    10,500   Biogen, Inc.*                                              399,000
   136,500   Bristol-Myers Squibb Co.                                 3,705,975
    31,900   Cardinal Health, Inc.                                    2,051,170
    13,200   Chiron Corp.*                                              577,104
    25,600   Forest Laboratories, Inc.*                               1,401,600
    15,100   Genzyme Corp.*                                             631,180
   209,360   Johnson & Johnson                                       10,823,912
    16,966   King Pharmaceuticals, Inc.*                                250,418
    79,200   Lilly (Eli) & Co.                                        5,462,424
    20,514   McKesson HBOC Corp.                                        733,170
    17,700   Medimmune, Inc.*                                           643,749
   158,300   Merck & Co., Inc.                                        9,585,065
   561,884   Pfizer, Inc.                                            19,188,339
   103,300   Schering-Plough Corp.                                    1,921,380
     5,100   Sigma Aldrich Corp.                                        276,318
     7,500   Watson Pharmaceuticals, Inc.*                              302,775
    93,400   Wyeth Corp.                                              4,254,370
                                                                    -----------
                                                                     73,597,871
                                                                    -----------

             Real Estate Investment Trust - 0.4%
     6,600   Apartment Investment & Management Co.,
             REIT                                                       228,360
    29,000   Equity Office Properties Trust, REIT                       783,290
    19,100   Equity Residential Properties Trust,
             REIT                                                       495,645
    13,000   Plum Creek Timber Co., Inc., REIT (a)                      337,350
    13,000   Simon Property Group, Inc., REIT                           507,390
                                                                    -----------
                                                                      2,352,035
                                                                    -----------

             Restaurants - 0.5%
    12,000   Darden Restaurants, Inc.                                   227,760
    89,400   McDonald's Corp.                                         1,972,164
     8,100   Wendy's International, Inc. (a)                            234,657
    20,820   Yum! Brands, Inc.*                                         615,439
                                                                    -----------
                                                                      3,050,020
                                                                    -----------

                       See Notes to Financial Statements.
-------------------------------------------------------------------------------

                                Equity Index Fund

         PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
-------------------------------------------------------------------------------

                                                                     Value
   Shares                                                           (Note 2)
-------------------------------------------------------------------------------
             Retailers - 6.5%
     6,900   AutoZone, Inc.*                                       $    524,193
    20,700   Bed Bath & Beyond, Inc.*                                   803,367
    22,700   Best Buy Co., Inc.*                                        996,984
     8,100   Big Lots, Inc.*                                            121,824
    14,800   Circuit City Stores, Inc.                                  130,240
    32,112   Costco Wholesale Corp.*                                  1,175,299
    27,700   CVS Corp.                                                  776,431
     5,900   Dillards, Inc., Class A                                     79,473
    23,487   Dollar General Corp. (a)                                   428,873
    21,800   eBay, Inc.*                                              2,271,124
    12,100   Family Dollar Stores, Inc.                                 461,615
    13,400   Federated Department Stores, Inc.                          493,790
   163,897   Home Depot, Inc.                                         5,428,269
    18,900   J.C. Penney Co., Inc.                                      318,465
    55,000   Lowes Cos., Inc.                                         2,362,250
    20,300   May Department Stores Co.                                  451,878
    21,700   Office Depot, Inc.*                                        314,867
    11,800   RadioShack Corp.                                           310,458
    22,300   Sears Roebuck & Co. (a)                                    750,172
    33,300   Staples, Inc.*                                             611,055
    64,100   Target Corp. (a)                                         2,425,544
    10,200   Tiffany & Co.                                              333,336
    37,000   TJX Cos., Inc.                                             697,080
    14,900   Toys 'R' Us, Inc.*                                         180,588
    72,200   Walgreen Co.                                             2,173,220
   311,100   Wal-Mart Stores, Inc.                                   16,696,737
                                                                   ------------
                                                                     41,317,132
                                                                   ------------

             Securities Broker - 1.7%
     7,052   Bear Stearns Cos., Inc. (a)                                510,706
    33,300   Goldman Sachs and Co. (a)                                2,788,875
    17,100   Lehman Brothers Holdings, Inc.                           1,136,808
    65,400   Merrill Lynch & Co., Inc.                                3,052,872
    76,334   Morgan Stanley Dean Witter & Co.                         3,263,279
                                                                   ------------
                                                                     10,752,540
                                                                   ------------

             Telephone Systems - 3.6%
    21,900   Alltel Corp.                                             1,056,018
    54,248   AT&T Corp.                                               1,044,274
   190,855   AT&T Wireless Services, Inc.*                            1,566,920
   131,100   BellSouth Corp.                                          3,491,193
    10,000   CenturyTel, Inc. (a)                                       348,500
   119,463   Qwest Communications International,
             Inc.*                                                      571,033
   233,998   SBC Communications, Inc.                                 5,978,649
    63,000   Sprint Corp.                                               907,200
    70,400   Sprint Corp. (PCS Group)*                                  404,800
   192,830   Verizon Communications, Inc.                             7,607,144
                                                                   ------------
                                                                     22,975,731
                                                                   ------------

             Textiles, Clothing & FABRICS - 0.3%
     9,100   Jones Apparel Group, Inc.*                                 266,266
     7,500   Liz Claiborne, Inc.                                        264,375
    18,700   Nike, Inc., Class B                                      1,000,263
     4,200   Reebok International, Ltd.* (a)                            141,246
     7,700   V.F. Corp.                                                 261,569
                                                                   ------------
                                                                      1,933,719
                                                                   ------------

             Transportation - 0.7%
     6,300   Brunswick Corp.                                       $    157,626
    26,452   Burlington Northern Santa Fe Corp.                         752,295
    44,300   Carnival Corp. (a)                                       1,440,193
    15,100   CSX Corp.                                                  454,359
    27,400   Norfolk Southern Corp.                                     526,080
     4,400   Ryder System, Inc.                                         112,728
    10,008   Sabre Group Holdings, Inc.                                 246,697
    17,900   Union Pacific Corp.                                      1,038,558
                                                                   ------------
                                                                      4,728,536
                                                                   ------------
             Total Common Stocks                                    634,999,458
                                                                   ------------
             (Cost $703,096,747)

CONVERTIBLE PREFERRED STOCKS - 0.0%

             Electric Utilities - 0.0%
     4,200   NiSource, Inc.*                                              9,324
                                                                   ------------
             Total Convertible Preferred Stocks                           9,324
                                                                   ------------
             (Cost $8,531)

Par Value

U.S. GOVERNMENT OBLIGATIONS - 0.2%

             U.S. Treasury Bill - 0.1%
$1,100,000   0.78%, 09/18/03 (c) (d)                                  1,098,118
                                                                   ------------

             U.S. Treasury Note - 0.1%
   475,000   3.00%, 02/29/04                                            481,457
                                                                   ------------
             Total U.S. Government Obligations                        1,579,575
                                                                   ------------
             (Cost $1,579,301)

 Shares

INVESTMENT COMPANY - 0.3%

 1,631,933   Marshall Money Market Fund                               1,631,933
                                                                   ------------
             Total Investment Company                                 1,631,933
                                                                   ------------
             (Cost $1,631,933)

Total Investments - 100.0%                                          638,220,290
                                                                   ------------
(Cost $706,316,512)
Net Other Assets and Liabilities - (0.0)%                              (155,705)
                                                                   ------------
Total Net Assets - 100.0%                                          $638,064,585
                                                                   ============

----------
*    Non-income producing security.
(a) All or a portion of this security is out on loan at June 30, 2003; the value of the securities loaned amounted to $38,053,313. The value of collateral amounted to $39,905,710 which consisted of cash equivalents.
(b) Contingent Value Obligation. Represents the right to receive contingent payments based upon the net after-tax flow to Progress Energy generated by certain operations. No such payments have been received to date. Security valued by fund management.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                Equity Index Fund

         PORTFOLIO OF INVESTMENTS, Continued - June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

(c) Security has been deposited as initial margin on futures contracts. At June 30, 2003, the Portfolio's open futures contracts were as follows:

   Number                                               Market Value
of Contracts   Contract     Expiration     Aggregate         at
 Purchased       Type          Date           Cost      June 30, 2003
------------   --------   --------------   ----------   -------------
     9          S&P 500   September-2003   $2,207,903     $2,189,925
                                           ==========     ==========

(d)   Effective yield at time of purchase.
REIT  Real Estate Investment Trust

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2003, the aggregate cost of investment securities for tax purposes was $706,318,141. Net unrealized appreciation (depreciation) aggregated $(68,097,851), of which $36,785,871 related to appreciated investment securities and $(104,883,722) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2003, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $115,408,052 and $159,953,998 of non-governmental issuers, respectively.

                       See Notes to Financial Statements.
-------------------------------------------------------------------------------

                       Select Investment Grade Income Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
Par Value                                        Moody's Ratings      (Note 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (k) - 26.6%

             Fannie Mae - 14.8%
$ 5,000,000  5.00%, 07/01/33, TBA (a)                  NR          $  5,079,690
  2,215,000  5.00%, 08/01/33, TBA (a)                  NR             2,241,303
  5,206,918  5.50%, 11/25/10 - 05/01/33                NR             5,379,966
 11,700,000  5.50%, 08/01/33, TBA (a)                  NR            12,054,650
 12,953,056  6.00%, 09/01/13 - 11/01/32                NR            13,508,943
  7,995,000  6.00%, 07/01/33, TBA (a)                  NR             8,307,301
 29,326,244  6.50%, 05/01/08 - 09/01/32                NR            30,621,273
 11,097,570  7.00%, 08/01/10 - 06/01/32                NR            11,739,166
  4,721,405  7.50%, 01/01/07 - 09/01/30                NR             5,036,208
  1,399,249  8.00%, 04/01/09 - 08/01/32                NR             1,503,661
    131,952  8.50%, 07/01/08 - 06/01/30                NR               137,615
    403,708  9.00%, 02/01/10 - 11/01/25                NR               444,398
      4,457  10.00%, 10/01/20                          NR                 5,068
                                                                   ------------
                                                                     96,059,242
                                                                   ------------
             Freddie Mac - 8.4%
  1,685,000  4.50%, 07/01/18, TBA (a)                  NR             1,719,753
  6,200,000  5.00%, 07/01/18, TBA (a)                  NR             6,401,500
 19,345,720  5.00%, 05/01/18 - 06/01/23                NR            19,944,878
    336,248  5.50%, 04/01/18                           NR               348,766
  4,860,000  5.50%, 07/01/33, TBA (a)                  NR             5,013,391
 12,535,366  6.00%, 10/15/07 - 02/01/33                NR            13,001,638
  2,531,407  6.50%, 06/01/04 - 12/01/31                NR             2,635,514
  3,853,369  7.00%, 05/01/32                           NR             4,039,890
  1,214,275  7.50%, 06/01/15 - 11/01/30                NR             1,293,316
     75,198  8.75%, 05/01/17                           NR                83,382
    144,411  9.50%, 08/01/19 - 02/01/21                NR               160,532
                                                                   ------------
                                                                     54,642,560
                                                                   ------------

             Ginnie Mae - 3.4%
  5,575,000  5.50%, 08/01/33, TBA (a)                  NR             5,784,063
  7,801,802  6.00%, 01/15/32 - 11/15/32                NR             8,182,048
  3,878,821  6.50%, 09/15/08 - 11/15/32                NR             4,075,863
  3,174,918  7.00%, 06/15/23 - 12/15/31                NR             3,360,928
    153,293  7.50%, 11/15/30                           NR               162,930
    108,502  9.50%, 02/15/06                           NR               113,987
                                                                   ------------
                                                                     21,679,819
                                                                   ------------
             Total U.S. Government Agency
             Mortgage-Backed Obligations                            172,381,621
                                                                   ------------
             (Cost $170,662,456)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.1%

             Fannie Mae - 6.5%
 13,000,000  0.96%, 07/01/03 (b)                       Aaa           13,000,000
    725,000  1.22%, 10/22/03 (b)                       Aaa              722,224
  3,500,000  3.00%, 11/01/05                           Aaa            3,586,387
  1,405,000  5.15%, 05/03/07                           Aaa            1,488,731
  2,045,000  5.25%, 03/22/07                           Aaa            2,099,694
     40,000  5.38%, 11/15/11                           Aaa               44,989
  6,871,026  6.00%, 02/01/17 - 06/01/31                NR             7,161,571
  6,290,000  6.25%, 07/19/11                           Aaa            6,579,095
  3,000,000  6.40%, 05/14/09                           Aaa            3,127,275

$ 3,262,832  6.50%, 07/01/14 - 05/01/31                NR          $  3,435,210
    126,898  7.50%, 03/01/28 - 12/01/30                NR               134,964
    676,294  8.00%, 10/01/29 - 05/01/30                NR               730,605
                                                                   ------------
                                                                     42,110,745
                                                                   ------------

             Federal Home Loan Bank - 1.0%
  3,200,000  0.96%, 07/01/03 (b) (c)                   Aaa            3,200,000
  3,145,000  4.96%, 06/18/07                           Aaa            3,247,389
                                                                   ------------
                                                                      6,447,389
                                                                   ------------

             Freddie Mac - 3.0%
  3,300,000  4.50%, 07/23/07                           Aaa            3,407,210
  8,015,000  5.75%, 03/15/09 - 01/15/12                Aaa            9,206,602
  6,840,279  6.50%, 12/01/31                           NR             7,118,099
                                                                   ------------
                                                                     19,731,911
                                                                   ------------

             Ginnie Mae - 0.4%
  2,554,597  7.00%, 02/15/28 - 11/15/28                NR             2,702,169
                                                                   ------------

             Sallie Mae - 0.2%
  1,500,000  0.88%, 10/16/03 (d)                       Aaa            1,500,000
                                                                   ------------

             U.S. Treasury Bond - 3.4%
 12,620,000  5.38%, 02/15/31 (e)                       NR            14,210,814
    515,000  5.50%, 08/15/28                           NR               579,315
    665,000  6.13%, 08/15/29                           NR               812,573
  5,100,000  6.25%, 08/15/23                           NR             6,247,102
                                                                   ------------
                                                                     21,849,804
                                                                   ------------

             U.S. Treasury Inflationary
             Index - 0.0%
    143,067  3.38%, 04/15/32                           NR               175,516
                                                                   ------------

             U.S. Treasury Note - 7.5%
 15,000,000  2.25%, 07/31/04                           NR            15,193,950
  2,890,000  3.88%, 02/15/13 (e)                       NR             2,973,877
    220,000  4.00%, 11/15/12                           NR               228,929
  5,000,000  4.25%, 11/15/03                           NR             5,060,940
    230,000  5.00%, 02/15/11                           NR               258,166
  4,370,000  5.25%, 05/15/04 (e)                       NR             4,530,121
 14,920,000  5.88%, 02/15/04                           NR            15,371,673
  4,035,000  6.50%, 02/15/10 (e)                       NR             4,895,117
                                                                   ------------
                                                                     48,512,773
                                                                   ------------

             U.S. Treasury Principal Only
             Strip - 0.1%
    660,000  5.50%, 08/15/28 (f)                       NR               188,080
  1,390,000  6.13%, 11/15/27 (f)                       NR               412,214
                                                                   ------------
                                                                        600,294
                                                                   ------------
             Total U.S. Government and Agency
             Obligations                                            143,630,601
                                                                   ------------
             (Cost $139,713,076)

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                       Select Investment Grade Income Fund

         PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
Par Value                                         Moody's Ratings     (Note 2)
--------------------------------------------------------------------------------
CORPORATE NOTES AND BONDS - 33.1%

             Aerospace & Defense - 0.5%
$ 2,700,000  Northrop Grumman Corp.
             7.13%, 02/15/11                           Baa3         $ 3,234,387
    152,880  Systems 2001 Asset Trust (g)
             6.66%, 09/15/13                           Aaa              172,109
                                                                    -----------
                                                                      3,406,496
                                                                    -----------

             Airlines - 0.0%
     94,322  Delta Airlines, Inc.
             6.72%, 01/02/23                           Aaa              102,212
                                                                    -----------

             Automotive - 0.8%
    100,000  DaimlerChrysler North America
             Holding Corp. (d)
             1.51%, 08/21/03                           A3               100,000
     42,470  DaimlerChrysler North America
             Holding Corp.
             7.23%, 01/06/05                           Aaa               43,361
    100,000  DaimlerChrysler North America
             Holding Corp.
             7.30%, 01/15/12                           A3               112,779
  1,775,000  DaimlerChrysler North America
             Holding Corp.
             8.50%, 01/18/31                           A3             2,121,125
  2,660,000  General Motors Corp. (e)
             7.20%, 01/15/11                           Baa1           2,681,083
                                                                    -----------
                                                                      5,058,348
                                                                    -----------

             Banking - 4.8%
    325,000  Bank of America Corp. (d)
             1.61%, 10/22/04                           Aa2              326,134
  2,700,000  Bank of America Corp.
             4.88%, 09/15/12                           Aa2            2,849,491
    500,000  Bank of America Corp.
             6.25%, 04/15/12                           Aa2              579,242
  3,020,000  BB&T Corp. (d)
             6.38%, 06/30/05                           A2             3,278,569
  2,700,000  Citifinancial
             6.75%, 07/01/07                           Aa1            3,095,969
    280,000  Credit Suisse First Boston, Inc.
             4.63%, 01/15/08                           Aa3              299,005
  3,200,000  Fifth Third Bank
             4.50%, 06/01/18                           Aa3            3,138,547
    575,000  MBNA Corp.
             7.50%, 03/15/12                           Baa2             681,558
  2,955,000  National City Bank of Indiana
             4.88%, 07/20/07                           Aa3            3,169,240
    245,000  National City Corp.
             5.75%, 02/01/09                           A2               278,861
  1,385,000  Suntrust Banks, Inc.
             6.38%, 04/01/11                           Aa3            1,614,758
    320,000  Suntrust Banks, Inc.
             7.75%, 05/01/10                           A1               397,826
  2,700,000  U.S. Bancorp
             5.10%, 07/15/07                           Aa3            2,951,305
  3,900,000  US Bank National Cincinnati
             6.50%, 02/01/08                           Aa3            4,496,322

$   450,000  Wells Fargo & Co. (d)
             1.38%, 03/03/06                           Aa2          $   450,590
  3,195,000  Wells Fargo & Co.
             5.13%, 02/15/07                           Aa2            3,495,253
                                                                    -----------
                                                                     31,102,670
                                                                    -----------

             Beverages, Food & Tobacco - 2.8%
  2,700,000  Anheuser-Busch Cos., Inc.
             4.63%, 02/01/15                           A1             2,821,929
  2,385,000  Bottling Group LLC (e) (g)
             4.63%, 11/15/12                           A3             2,492,802
  2,175,000  Conagra Foods, Inc.
             7.50%, 09/15/05                           Baa1           2,425,443
  1,500,000  Diageo, Plc
             0.00%, 01/06/04                           A2             1,488,528
  2,700,000  General Mills, Inc.
             6.00%, 02/15/12                           Baa2           3,048,187
    370,000  Pepsi Bottling Group, Inc.
             7.00%, 03/01/29                           A3               450,478
  4,900,000  Unilever Capital Corp.
             5.90%, 11/15/32                           A1             5,275,899
                                                                    -----------
                                                                     18,003,266
                                                                    -----------

             Chemicals - 1.1%
  1,820,000  Du Pont (E.I.) De Nemours and Co.
             3.38%, 11/15/07                           Aa3            1,872,516
  1,501,000  Du Pont (E.I.) De Nemours and Co.
             6.88%, 10/15/09                           Aa3            1,810,394
  3,200,000  Praxair, Inc.
             6.63%, 10/15/07                           A3             3,660,630
                                                                    -----------
                                                                      7,343,540
                                                                    -----------

             Commercial Services - 0.5%
  2,800,000  USA Waste Services, Inc.
             7.00%, 10/01/04                           Baa3           2,969,464
                                                                    -----------

             Computer Software &
             Processing - 0.1%
    300,000  Electronic Data Systems Corp. (e)
             6.85%, 10/15/04                           Baa3             314,250
                                                                    -----------

             Electric Utilities - 2.0%
  2,500,000  Baltimore Gas & Electric Co.
             5.20%, 06/15/33                           A2             2,390,593
  1,250,000  Dominion Resources, Inc.
             7.60%, 07/15/03                           Baa1           1,252,491
  2,750,000  Exelon Corp.
             6.75%, 05/01/11                           Baa2           3,181,714
    160,000  FirstEnergy Corp.
             6.45%, 11/15/11                           Baa2             175,578
  2,915,000  Florida Power & Light
             6.88%, 12/01/05                           Aa3            3,254,227
  2,325,000  Nisource Finance Corp.
             7.88%, 11/15/10                           Baa3           2,745,128

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                      Select Investment Grade Income Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
Par Value                                         Moody's Ratings     (Note 2)
--------------------------------------------------------------------------------
             Electric Utilities (Continued)
$    80,000  TXU Energy Co. (g)
             7.00%, 03/15/13                           Baa2         $    88,539
                                                                    -----------
                                                                     13,088,270
                                                                    -----------

             Entertainment & Leisure - 1.3%
  4,850,000  AOL Time Warner, Inc. (e)
             6.15%, 05/01/07                           Baa1           5,455,911
    120,000  AOL Time Warner, Inc.
             8.38%, 07/15/33                           Baa1             155,225
  2,700,000  Harrah's Operating Co., Inc.
             7.13%, 06/01/07                           Baa3           3,054,062
     15,000  MGM Mirage, Inc.
             7.25%, 10/15/06                           Ba1               16,050
      4,000  MGM Mirage, Inc.
             8.50%, 09/15/10                           Ba1                4,700
     11,000  Park Place Entertainment Corp.
             8.50%, 11/15/06                           Ba1               12,155
                                                                    -----------
                                                                      8,698,103
                                                                    -----------

             Financial Services - 5.3%
  2,700,000  American Express Co.
             3.75%, 11/20/07                           A1             2,813,557
  2,000,000  American Express Credit Corp.
             3.00%, 05/16/08                           Aa3            2,013,784
  3,200,000  CIT Group, Inc. (e)
             4.00%, 05/08/08                           A2             3,258,797
    274,764  CVRD Finance Ltd.,
             Series 1A (d) (g)
             1.94%, 10/15/07                           Aaa              272,016
    100,000  Ford Motor Credit Co.
             5.75%, 02/23/04                           A3               102,087
  2,895,000  Ford Motor Credit Co. (e)
             6.50%, 01/25/07                           A3             3,045,896
  1,345,000  Ford Motor Credit Co.
             6.88%, 02/01/06                           A3             1,426,507
  1,110,000  Ford Motor Credit Co.
             7.25%, 10/25/11                           A3             1,141,161
    190,000  Ford Motor Credit Co.
             7.38%, 10/28/09                           A3               199,179
    160,000  Ford Motor Credit Co.
             7.38%, 02/01/11                           A3               165,420
    500,000  Ford Motor Credit Co.
             7.88%, 06/15/10                           A3               535,804
  3,300,000  General Electric Capital
             Corp., MTN
             4.25%, 01/15/08                           Aaa            3,495,419
    300,000  General Electric Capital
             Corp., MTN (e)
             5.88%, 02/15/12                           Aaa              335,582
    200,000  General Electric Capital
             Corp., MTN
             6.00%, 06/15/12                           Aaa              225,754
    280,000  General Electric Capital
             Corp., MTN
             6.75%, 03/15/32                           Aaa              327,478
  1,725,000  General Electric Credit Corp.
             6.27%, 07/23/03                           Aaa            1,729,928

$   100,000  General Motors Acceptance Corp.
             7.25%, 03/02/11                           A3           $   102,610
    200,000  General Motors Nova Finance
             6.85%, 10/15/08                           Baa1             209,990
  2,760,000  Household Finance Corp.
             8.00%, 07/15/10                           A1             3,423,863
  2,700,000  KFW International Finance, Inc.
             4.25%, 04/18/05                           Aaa            2,830,529
    190,000  KFW International Finance,
             Inc. (e)
             4.75%, 01/24/07                           Aaa              206,224
  2,700,000  Mellon Funding Corp.
             5.00%, 12/01/14                           A2             2,912,725
  2,875,000  Toyota Motor Credit Corp.
             5.50%, 12/15/08                           Aa1            3,254,598
                                                                    -----------
                                                                     34,028,908
                                                                    -----------

             Food Retailers - 1.0%
  2,700,000  Kroger Co.
             5.50%, 02/01/13                           Baa3           2,850,009
  3,300,000  Safeway, Inc.
             6.50%, 03/01/11                           Baa2           3,683,628
                                                                    -----------
                                                                      6,533,637
                                                                    -----------

             Forest Products & Paper - 0.5%
  2,700,000  International Paper Co. (g)
             5.30%, 04/01/15                           Baa2           2,775,854
    600,000  Weyerhaeuser Co. (d)
             2.24%, 09/15/03                           Baa2             600,318
                                                                    -----------
                                                                      3,376,172
                                                                    -----------

             Health Care Providers - 0.0%
     21,000  Columbia/HCA Healthcare Corp.
             6.91%, 06/15/05                           Ba1               22,279
      3,000  HCA, Inc.
             6.30%, 10/01/12                           Ba1                3,067
                                                                    -----------
                                                                         25,346
                                                                    -----------

             Home Construction, Furnishings &
             Appliances - 0.0%
     38,000  Lennar Corp.
             9.95%, 05/01/10                           Baa3              44,460
                                                                    -----------

             Insurance - 0.5%
  2,700,000  UnitedHealth Group, Inc.
             7.50%, 11/15/05                           A3             3,054,677
                                                                    -----------

             Media - Broadcasting &
             Publishing - 2.6%
    200,000  Continental Cablevision
             8.63%, 08/15/03                           Baa3             201,442
  2,855,000  Continental Cablevision, Inc.,
             Senior Notes
             8.30%, 05/15/06                           Baa3           3,285,357
  3,300,000  Cox Communications, Inc.
             7.13%, 10/01/12                           Baa2           3,940,639

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                      Select Investment Grade Income Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
-------------------------------------------------------------------------------

                                                                       Value
Par Value                                        Moody's Ratings      (Note 2)
-------------------------------------------------------------------------------
              Media - Broadcasting &
              Publishing (Continued)
$ 3,300,000   News America Holdings, Inc.
              7.38%, 10/17/08                          Baa3        $  3,898,115
  2,155,000   Viacom, Inc.
              5.50%, 05/15/33                          A3             2,142,318
  2,695,000   Viacom, Inc.
              7.88%, 07/30/30                          A3             3,521,319
                                                                   ------------
                                                                     16,989,190
                                                                   ------------

              Metals - 0.0%
     30,000   Scotia Pacific Co. LLC
              7.71%, 01/20/14                          Baa2              17,172
                                                                   ------------

              Oil & Gas - 1.9%
  2,700,000   Burlington Resources, Inc.
              7.40%, 12/01/31                          Baa1           3,377,878
  3,308,000   Conoco Funding Co.
              5.45%, 10/15/06                          A3             3,651,619
     60,000   Conoco Funding Co.
              6.35%, 10/15/11                          A3                70,085
     70,000   Conoco Funding Co.
              7.25%, 10/15/31                          A3                87,939
    310,000   Conoco, Inc.
              6.95%, 04/15/29                          A3               372,978
     40,000   ConocoPhillips
              4.75%, 10/15/12                          A3                42,273
  1,055,000   Enterprise Products
              8.25%, 03/15/05                          Baa2           1,158,356
  2,290,000   Occidental Petroleum Corp.
              5.88%, 01/15/07                          Baa2           2,542,115
    575,000   Occidental Petroleum Corp.
              6.75%, 01/15/12                          Baa2             683,776
                                                                   ------------
                                                                     11,987,019
                                                                   ------------
              Pharmaceuticals - 1.1%
  3,170,000   Lilly (Eli) & Co.
              7.13%, 06/01/25                          Aa3            4,009,790
  2,680,000   Zeneca Wilmington
              7.00%, 11/15/23                          Aa2            3,273,676
                                                                   ------------
                                                                      7,283,466
                                                                   ------------

              Retailers - 1.2%
    420,000   Target Corp.
              5.88%, 03/01/12                          A2               474,628
  2,700,000   Target Corp.
              6.35%, 11/01/32                          A2             3,010,778
  3,295,000   Wal-Mart Stores, Inc.
              7.55%, 02/15/30                          Aa2            4,351,680
                                                                   ------------
                                                                      7,837,086
                                                                   ------------

              Securities Broker - 2.1%
  2,700,000   Bear Stearns Cos., Inc.
              4.00%, 01/31/08                          A2             2,824,297
  3,200,000   Goldman Sachs Group, Inc.
              5.70%, 09/01/12                          Aa3            3,515,613
  2,700,000   Lehman Brothers Holdings, Inc.
              4.00%, 01/22/08                          A2             2,813,948

$   600,000   Lehman Brothers Holdings, Inc.
              8.25%, 06/15/07                          A2          $    716,494
    300,000   Morgan Stanley Dean Witter & Co.
              5.80%, 04/01/07                          Aa3              331,313
  2,800,000   Morgan Stanley Dean Witter & Co.
              6.60%, 04/01/12                          Aa3            3,235,078
                                                                   ------------
                                                                     13,436,743
                                                                   ------------

              Telephone Systems - 2.1%
  3,300,000   Sprint Capital Corp.
              6.13%, 11/15/08                          Baa3           3,581,579
  1,550,000   Sprint Capital Corp.
              7.90%, 03/15/05                          Baa3           1,681,164
  2,600,000   Verizon Florida, Inc.
              6.13%, 01/15/13                          A1             2,943,949
    700,000   Verizon Global Funding Corp.
              4.38%, 06/01/13                          A2               698,025
  1,895,000   Verizon Wireless Capital (d)
              1.49%, 12/17/03                          A3             1,894,394
  2,700,000   Vodafone Group, Plc
              5.38%, 01/30/15                          A2             2,883,573
                                                                   ------------
                                                                     13,682,684
                                                                   ------------

              Transportation - 0.9%
  2,620,000   Consolidated Rail Corp.
              9.75%, 06/15/20                          Baa2           3,612,066
    300,000   Union Pacific Corp.
              5.38%, 06/01/33                          Baa3             289,402
  1,910,000   Union Pacific Corp.
              6.63%, 02/01/08                          Baa3           2,180,137
                                                                   ------------
                                                                      6,081,605
                                                                   ------------
              Total Corporate Notes and Bonds                       214,464,784
                                                                   ------------
              (Cost $203,793,998)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (k) - 5.4%

    715,224   Bank of America Corp.,
              Series 2001-8, Class 2A (h)
              6.50%, 07/25/31                          AAA              725,702
  3,080,000   Bear Stearns Commercial Mortgage
              Securities, Inc.,
              Series 2002-PBW1, Class A2
              4.72%, 11/11/35                          Aaa            3,228,670
    312,946   Bear Stearns Mortgage Securities,
              Inc., Series 1995-1, Class 1A,
              CMO (d)
              6.11%, 05/25/10                          Aaa              317,269
  3,120,000   Bear Stearns Mortgage Securities,
              Inc., Series 1999-WF2, Class A2,
              CMO
              7.08%, 06/15/09                          Aaa            3,705,321
     41,894   CBA Mortgage Corp.,
              Series 1993-C1, Class E
              6.72%, 12/25/03                          NR                41,894

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                      Select Investment Grade Income Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
  Par Value                                       Moody's Ratings     (Note 2)
--------------------------------------------------------------------------------
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (k) (Continued)

$ 1,300,000  Chase Credit Card Master Trust,
             Series 1999-3, Class B,
             6.95%, 01/15/07                           A2           $ 1,377,545
  1,285,000  Citibank Credit Card Issuance Trust,
             Series 2000-Cl, CMO
             6.88%, 11/16/09                           Aaa            1,508,181
  1,000,000  Conseco Finance Corp.
             6.77%, 09/01/32                           Aaa            1,034,241
    258,692  Contimortgage Home Equity Loan Trust,
             Series 1999-1, Class A5
             6.37%, 02/25/26                           Aaa              261,442
  1,805,000  DaimlerChrysler Auto Trust,
             Series 2002-B, Class A3
             2.93%, 06/06/06                           Aaa            1,839,776
  3,225,000  General Electric Capital
             Commercial Mortgage Corp.,
             Series 2002-1A, Class A3
             6.27%, 12/10/35                           Aaa            3,739,429
    170,000  Green Tree Financial Corp.,
             Series 1999-3, Class A, CMO (h)
             6.16%, 02/01/31                           BBB              168,347
    880,000  Green Tree Home Improvement
             Loan Trust, Series 1996-D,
             Class H, CMO (h)
             8.30%, 09/15/27                           AA               882,259
    130,899  Green Tree Recreation Equipment &
             Consumer Trust, Series 1997-B,
             Class A1, CMO (h)
             6.55%, 07/15/28                           AAA              131,119
  2,040,000  GS Mortgage Securities Corp. II,
             Series 1997-GL, Class A2D
             6.94%, 07/13/30                           Aaa            2,345,575
    107,351  Housing Securities, Inc.,
             Series 1994-2, Class A-1
             6.50%, 07/25/09                           Aaa              109,752
    700,000  MBNA Master Credit Card Trust,
             Series 1995-C, Class A
             6.45%, 02/15/08                           Aaa              764,959
  2,000,000  MBNA Master Credit Card Trust,
             Series 1999-G, Class B, CMO
             6.60%, 12/15/06                           A2             2,105,782
  1,135,000  Morgan Stanley Dean Witter Capital
             I, Series 2002-TOP7, Class B, CMO
             6.08%, 01/15/39                           Aa2            1,296,051
  4,775,000  Morgan Stanley Dean Witter
             Capital I, Series 2003-T0P9,
             Class A2, CMO (h)
             4.74%, 11/13/36                           AAA            5,000,265
  1,613,955  Toyota Auto Receivables Grantor
             Trust,
             Series 2000-A, Class A4, CMO
             7.21%, 04/15/07                           Aaa            1,655,301
  2,700,000  Toyota Auto Receivables Owner
             Trust, Series 2002-B, Class A3
             3.76%, 06/15/06                           Aaa            2,761,918
$   337,946  United Air Lines, Inc., Pass-
             Through Certificate (i)
             9.30%, 03/22/08                           Caa2         $    83,885
                                                                    -----------
             Total Asset-Backed and
             Mortgage-Backed Securities                              35,084,683
                                                                    -----------
             (Cost $33,648,431)

FOREIGN GOVERNMENT OBLIGATIONS (l) - 1.9%

  3,300,000  Province of British Columbia
             5.38%, 10/29/08                           Aa2            3,709,510
  3,025,000  Province of Manitoba
             4.25%, 11/20/06                           Aa2            3,233,045
  2,800,000  Province of Ontario
             2.63%, 12/15/05                           Aa2            2,858,086
  1,600,000  Province of Quebec
             7.00%, 01/30/07                           A1             1,859,619
    140,000  Province of Quebec
             7.13%, 02/09/24                           A1               175,734
    230,000  Province of Quebec
             7.50%, 09/15/29                           A1               306,537
     30,000  United Mexican States
             8.38%, 01/14/11                           Baa2              35,940
                                                                    -----------
             Total Foreign Government
             Obligations                                             12,178,471
                                                                    -----------
             (Cost $11,308,293)

FOREIGN BONDS (l) - 3.1%

  3,025,000  Alberta Energy Co., Ltd.
             7.38%, 11/01/31                           Baa1           3,825,373
  2,740,000  British Telecom, Plc (j)
             8.38%, 12/15/10                           Baa1           3,465,220
  2,675,000  Canadian Pacific Railroad
             5.75%, 03/15/33                           Baa2           2,765,284
    100,000  Hydro-Quebec
             6.30%, 05/11/11                           A1               117,653
    270,000  Hydro-Quebec
             7.50%, 04/01/16                           A1               356,267
  2,700,000  Sappi Papier Holding AG (g)
             6.75%, 06/15/12                           Baa2           3,083,556
  2,055,000  Stora Enso Oyj
             7.38%, 05/15/11                           Baa1           2,460,698
  2,710,000  Telus Corp.
             7.50%, 06/01/07                           Ba1            3,021,650
     10,000  Tyco International Group S.A. (e)
             5.88%, 11/01/04                           Ba2               10,300
     10,000  Tyco International Group S.A.
             6.75%, 02/15/11                           Ba2               10,600
  1,000,000  Unilever Capital Corp.
             6.75%, 11/01/03                           A1             1,018,374
    250,000  Unilever Capital Corp.
             7.13%, 11/01/10                           A1               302,893
                                                                    -----------
             Total Foreign Bonds                                     20,437,868
                                                                    -----------
             (Cost $18,661,791)

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                       Select Investment Grade Income Fund

         PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
Par Value                                        Moody's Ratings      (Note 2)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (b) - 9.2%

             BANKING - 9.2%
$30,000,000  Rabobank Nederland (c) (h)
             1.28%, 07/01/03                           AAA         $ 30,000,000
 30,000,000  UBS Finance (DE) LLC (c)
             1.31%, 07/01/03                           Aa2           30,000,000
                                                                   ------------
             TOTAL COMMERCIAL PAPER                                  60,000,000
                                                                   ------------
             (Cost $60,000,000)

  Shares

INVESTMENT COMPANIES - 4.5%

 23,851,775  Dreyfus Cash Management Plus
             Money Market Fund (c)                     NR            23,851,775
  5,117,398  Marshall Money Market Fund (c)            NR             5,117,398
                                                                   ------------
             Total Investment Companies                              28,969,173
                                                                   ------------
             (Cost $28,969,173)

WARRANTS - 0.0%

             Computers & Information - 0.0%
    500,000  International Business Machines
             Corp., 07/10/06                                             53,750
                                                                   ------------

             Telephone Systems - 0.0%
    500,000  BellSouth Telecom, Inc., 07/12/06                           42,500
                                                                   ------------
             Total Warrants                                              96,250
                                                                   ------------
             (Cost $16,562)
Total Investments - 105.9%                                          687,243,451
                                                                   ------------
(Cost $666,773,780)
Net Other Assets and Liabilities - (5.9)%                           (38,477,804)
                                                                   ------------
Total Net Assets - 100.0%                                          $648,765,647
                                                                   ============

----------
(a)  All or part of security is designated as a Forward Commitment.
(b)  Effective yield at time of purchase.
(c)  Designated as Collateral on Forward Commitments.
(d)  Variable rate security. The rate shown reflects rate in effect at period end.
(e) All or a portion of this security is out on loan at June 30, 2003; the value of the securities loaned amounted to $37,079,345. The value of collateral amounted to $37,991,225 which consisted of cash equivalents.
(f) No payments of interest are passed through to the "principal only" holder. The rate shown is the coupon rate of the original bond.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2003, these securities amounted to $8,884,876 or 1.4% of net assets.
(h) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(i)  Issuer filed for bankruptcy.
(j) Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(k)  Pass Through Certificates.
(l)  U.S. currency denominated.
CMO  Collateralized Mortgage Obligation
MTN  Medium Term Note
NR   Not Rated

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2003, the aggregate cost of investment securities for tax purposes was $668,225,763. Net unrealized appreciation (depreciation) aggregated $19,017,688, of which $20,739,273 related to appreciated investment securities and $(1,721,585) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2003, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $152,517,600 and $170,446,995 of non-governmental issuers, respectively, and $470,620,418 and $564,625,181 of U.S. Government and Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

     Moody's Ratings
       (Unaudited)

Aaa              12.3%
Aa               14.3%
A                12.1%
Baa              12.8%
Ba                0.4%
Caa               0.0%
NR (Not Rated)   42.8%
                 ----
                 94.7%
                 ====

      S&P Ratings
      (Unaudited)

AAA               5.2%
AA                0.1%
BBB               0.0%
                  ---
                  5.3%
                  ===

Written Options Rollforward

                                    Puts                          Calls
                         ---------------------------   ---------------------------
                         Principal Amount              Principal Amount
                           of Contracts                  of Contracts
                         (000'S Omitted)    Premiums   (000'S Omitted)    Premiums
                         ----------------   --------   ----------------   --------
Outstanding, beginning
   of period                   $ --         $    --          $ --         $     --
Options written                  22          15,125            34           32,797
Options closed                  (22)        (15,125)          (34)         (32,797)
                               ----         -------          ----         --------
Outstanding, end of
   period                      $ --         $    --          $ --         $     --
                               ====         =======          ====         ========

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                              Government Bond Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value
Par Value                                                              (Note 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (b) - 2.7%

             Fannie Mae - 2.5%
$ 6,500,000  4.00%, 07/25/22                                       $  6,620,071
      3,102  7.00%, 05/01/17                                              3,166
    154,075  7.50%, 03/01/07                                            163,704
      6,572  8.00%, 04/01/09                                              7,047
     77,548  8.00%, 09/01/21                                             84,512
                                                                   ------------
                                                                      6,878,500
                                                                   ------------

             Freddie Mac - 0.1%
    172,009  6.50%, 06/01/04 - 06/01/23                                 181,369
     54,536  7.50%, 02/01/07                                             57,357
     27,130  8.00%, 09/01/09 - 06/01/19                                  29,180
     38,468  10.00%, 03/01/21                                            43,746
                                                                   ------------
                                                                        311,652
                                                                   ------------

             Ginnie Mae - 0.1%
     21,831  6.50%, 06/15/09                                             23,234
    190,119  7.00%, 06/15/12                                            204,104
     32,330  9.50%, 02/15/06                                             33,964
                                                                   ------------
                                                                        261,302
                                                                   ------------
             Total U.S. Government Agency Mortgage-
             Backed Obligations                                       7,451,454
                                                                   ------------
             (Cost $7,363,054)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 87.5%

             Fannie Mae - 37.1%
 13,385,000  3.50%, 09/15/04                                         13,762,992
  3,075,000  4.38%, 09/15/12 (a)                                      3,218,467
 24,710,000  5.00%, 01/15/07 (a)                                     27,197,160
 10,578,000  5.13%, 02/13/04                                         10,841,149
 14,595,000  5.38%, 11/15/11                                         16,415,420
 13,510,000  5.50%, 05/02/06                                         14,832,291
  3,500,000  6.00%, 05/15/08                                          4,041,719
  9,460,000  6.38%, 06/15/09                                         11,203,487
                                                                   ------------
                                                                    101,512,685
                                                                   ------------

             Federal Farm Credit Bank - 6.4%
 12,000,000  2.63%, 12/15/05                                         12,293,424
  5,000,000  3.88%, 12/15/04                                          5,188,130
                                                                   ------------
                                                                     17,481,554
                                                                   ------------

             Federal Home Loan Bank - 12.8%
  6,500,000  3.50%, 04/22/08                                          6,606,158
  8,200,000  3.63%, 10/15/04 (a)                                      8,452,995
  3,900,000  4.13%, 01/14/05                                          4,067,973
  2,000,000  4.88%, 04/16/04                                          2,059,548
  7,500,000  5.28%, 01/06/04 (a)                                      7,670,783

$ 1,000,000  5.55%, 11/25/08                                       $  1,139,423
  3,225,000  5.63%, 11/15/11                                          3,651,771
  1,350,000  6.19%, 05/06/08                                          1,571,631
                                                                   ------------
                                                                     35,220,282
                                                                   ------------

             Freddie Mac - 19.9%
  6,350,000  4.50%, 08/15/04                                          6,584,918
  2,500,000  4.75%, 10/11/12                                          2,581,313
  6,985,000  5.13%, 10/15/08 (a)                                      7,804,361
  2,000,000  5.70%, 07/11/06                                          2,002,386
 13,325,000  5.75%, 04/15/08 - 01/15/12                              14,892,116
  9,405,000  6.63%, 09/15/09                                         11,287,655
  7,650,000  6.88%, 09/15/10                                          9,356,937
                                                                   ------------
                                                                     54,509,686
                                                                   ------------

             Sallie Mae - 1.5%
  4,000,000  5.00%, 06/30/04                                          4,163,236
                                                                   ------------

             U.S. Treasury Bond - 3.6%
  6,370,000  8.88%, 08/15/17 - 02/15/19                               9,754,899
                                                                   ------------

             U.S. Treasury Note - 6.2%
  5,395,000  2.00%, 11/30/04 (a)                                      5,459,066
  2,860,000  4.88%, 02/15/12                                          3,179,067
  1,485,000  5.25%, 05/15/04 (a)                                      1,539,412
  1,945,000  6.00%, 08/15/04                                          2,052,127
  4,125,000  6.63%, 05/15/07 (a)                                      4,825,928
                                                                   ------------
                                                                     17,055,600
                                                                   ------------
             Total U.S. Government and
             Agency Obligations                                     239,697,942
                                                                   ------------
             (Cost $229,345,300)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (b) - 6.5%

  6,013,051  Capital Auto Receivables Asset Trust,
             Series 2002-4, Class A2B
             1.74%, 01/17/05                                          6,024,392
  5,500,000  Citibank Credit Card Issuance Trust,
             Series 2001, Class A8
             4.10%, 12/07/06                                          5,713,957
  3,500,000  Ford Credit Auto Owner Trust, Series
             2003-A, Class A4A
             2.70%, 06/15/07                                          3,574,227
  2,000,000  MBNA Master Credit Card Trust, Series
             1999-B, Class A
             5.90%, 08/15/11                                          2,294,426
                                                                   ------------
             Total Asset-Backed and
             Mortgage-Backed Securities                              17,607,002
                                                                   ------------
             (Cost $17,200,886)

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                              Government Bond Fund

         PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Value
   Shares                                                            (Note 2)
--------------------------------------------------------------------------------

INVESTMENT COMPANIES - 2.4%

       4,078  Dreyfus Cash Management Plus Money
              Market Fund                                          $      4,078
   6,562,740  Marshall Money Market Fund                              6,562,740
                                                                   ------------
              Total Investment Companies                              6,566,818
                                                                   ------------
              (Cost $6,566,818)
Total Investments - 99.1%                                           271,323,216
                                                                   ------------
(Cost $260,476,058)
Net Other Assets and Liabilities - 0.9%                               2,527,377
                                                                   ------------
Total Net Assets - 100.0%                                          $273,850,593
                                                                   ============

----------
(a) All or a portion of this security is out on loan at June 30, 2003; the value of the securities loaned amounted to $52,281,287. The value of collateral amounted to $53,388,145, which consisted of cash equivalents.
(b)  Pass Through Certificates.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2003, the aggregate cost of investment securities for tax purposes was $262,173,298. Net unrealized appreciation (depreciation) aggregated $9,149,918, of which $9,157,590 related to appreciated investment securities and $(7,672) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2003, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $3,499,363 and $1,986,949 of non-governmental issuers, respectively, and $86,955,975 and $86,683,821 of U.S. Government and Agency issuers, respectively.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                               Money Market Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2003 (unaudited)
--------------------------------------------------------------------------------
                                                                       Value
Par Value                                                            (Note 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.3%

              Fannie Mae - 6.2%
$ 5,000,000   1.18%, 07/27/04                                      $  5,000,000
 14,850,000   1.19%, 03/05/04 (a)                                    14,728,774
 12,681,000   1.23%, 07/01/03 (a)                                    12,681,000
                                                                   ------------
                                                                     32,409,774
                                                                   ------------

              Federal Home Loan Bank - 8.1%
 25,000,000   1.16%, 03/15/04 (b)                                    25,000,000
  7,500,000   1.35%, 03/30/04                                         7,500,000
 10,000,000   1.40%, 06/04/04                                        10,000,000
                                                                   ------------
                                                                     42,500,000
                                                                   ------------
              Freddie Mac - 1.0%
  5,000,000   0.89%, 09/30/03 (a)                                     4,988,752
                                                                   ------------
              Total U.S. Government Agency Obligations               79,898,526
                                                                   ------------
              (Cost $79,898,526)

CORPORATE NOTES - 46.5%

              Banking - 8.6%
 25,000,000   Bayerische Landesbank NY (b)
              1.26%, 02/23/04                                        25,000,000
 20,000,000   Marshall & Isley Bank (b)
              1.17%, 12/19/03                                        20,000,000
                                                                   ------------
                                                                     45,000,000
                                                                   ------------

              Financial Services - 22.3%
  7,864,000   Caterpillar Financial Services Corp. (b)
              1.37%, 07/09/03                                         7,864,157
 10,000,000   Caterpillar Financial Services Corp. (b)
              1.43%, 04/02/04                                        10,013,992
  3,050,000   Citigroup, Inc.
              5.70%, 02/06/04                                         3,128,827
 23,000,000   Countrywide Home Loans, Inc. (b)
              1.68%, 11/21/03                                        23,018,861
 12,000,000   J.P. Morgan Chase & Co.
              5.75%, 02/25/04                                        12,338,641
 15,000,000   Money Market Trust LLC (b) (c)
              1.37%, 12/03/03                                        15,000,000
 30,000,000   Money Market Trust Series 2003A (b) (c)
              1.19%, 08/19/03                                        29,998,977
  5,000,000   Sigma Finance, Inc. (b) (c)
              1.14%, 05/18/04                                         4,999,750
 10,000,000   Sigma Finance, Inc.
              1.64%, 12/03/03                                        10,000,000
                                                                   ------------
                                                                    116,363,205
                                                                   ------------

              Oil & Gas - 3.9%
 20,000,000   Deer Park Refining, LP (c)
              1.15%, 07/18/03                                        20,000,000
                                                                   ------------

              Securities Broker - 11.7%
$10,000,000   Bear Stearns Cos., Inc. (b)
              1.50%, 12/12/03                                      $ 10,006,767
 10,000,000   Goldman Sachs Group, Inc. (b)
              1.28%, 12/08/03                                        10,000,000
  4,000,000   Goldman Sachs Group, Inc. (b)
              1.28%, 01/23/04                                         4,000,000
  6,885,000   Lehman Brothers Holdings, Inc.
              7.36%, 12/15/03                                         7,070,625
 10,000,000   Morgan Stanley Dean Witter & Co. (b)
              1.28%, 11/14/03                                        10,000,000
 13,000,000   Morgan Stanley Dean Witter & Co.
              5.63%, 01/20/04                                        13,293,530
  6,488,000   Travelers Group, Inc.
              6.75%, 08/15/03                                         6,531,904
                                                                   ------------
                                                                     60,902,826
                                                                   ------------
              Total Corporate Notes                                 242,266,031
                                                                   ------------
              (Cost $242,266,031)

ASSET BACKED SECURITIES - 0.2%

  1,077,195   Whole Auto Loan Trust, Series 2002-1,
              Class A1
              1.42%, 12/15/03                                         1,077,195
                                                                   ------------
              Total Asset Backed Securities                           1,077,195
                                                                   ------------
              (Cost $1,077,195)

COMMERCIAL PAPER (a) - 28.0%

              Banking - 5.9%
  5,000,000   Societe Generale North America, Inc.
              1.07%, 08/01/03                                         4,995,393
  7,500,000   UBS Finance (DE) LLC
              1.04%, 07/08/03                                         7,498,483
 18,300,000   UBS Finance (DE) LLC
              1.31%, 07/01/03                                        18,300,000
                                                                   ------------
                                                                     30,793,876
                                                                   ------------

              Financial Services - 16.3%
 15,000,000   Amstel Funding Corp. (c)
              1.22%, 07/02/03                                        14,999,491
 15,000,000   Blue Ridge Asset Funding (c)
              1.17%, 08/05/03                                        14,982,938
 15,000,000   Clipper Receivables Corp.
              1.02%, 07/22/03                                        14,991,075
 10,000,000   High Peak Funding LLC (c)
              0.97%, 09/12/03                                         9,980,331
 10,000,000   High Peak Funding LLC (c)
              1.12%, 08/06/03                                         9,988,800
 10,000,000   Ivory Funding Corp. (c)
              1.23%, 08/12/03                                         9,985,650
  5,000,000   Newbury Funding (c)
              1.12%, 10/24/03                                         4,982,111
  5,000,000   Sheffield Receivables Corp. (c)
              1.20%, 07/08/03                                         4,998,834
                                                                   ------------
                                                                     84,909,230
                                                                   ------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                Money Market Fund

         PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value
  Par Value                                                            (Note 2)
--------------------------------------------------------------------------------

              Securities Broker - 5.8%
$20,000,000   Barton Capital Corp. (c)
              1.25%, 07/07/03                                      $ 19,995,833
 10,000,000   Goldman Sachs Promissory Note
              1.35%, 07/25/03                                        10,000,000
                                                                   ------------
                                                                     29,995,833
                                                                   ------------
              Total Commercial Paper                                145,698,939
                                                                   ------------
              (Cost $145,698,939)

CERTIFICATES OF DEPOSIT - 2.9%

 15,000,000   Associated Bank Green Bay
              1.34%, 07/16/03                                        15,000,000
                                                                   ------------
              Total Certificates of Deposit                          15,000,000
                                                                   ------------
              (Cost $15,000,000)

  Shares

INVESTMENT COMPANIES - 7.6%

 19,201,475   Bear Stearns Prime Money Market
              Portfolio                                              19,201,475
    110,405   Dreyfus Cash Management Plus Money
              Market Fund                                               110,405
 20,240,143   One Group Institutional Prime Money
              Market Fund                                            20,240,143
                                                                   ------------
              Total Investment Companies                             39,552,023
                                                                   ------------
              (Cost $39,552,023)
Total Investments - 100.5%                                          523,492,714
                                                                   ------------
(Cost $523,492,714)
Net Other Assets and Liabilities - (0.5)%                            (2,366,543)
                                                                   ------------
Total Net Assets - 100.0%                                          $521,126,171
                                                                   ============

----------
(a)  Effective yield at time of purchase.
(b) Variable rate security. The rate shown reflects rate in effect at period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At June 30, 2003, these securities amounted to $159,912,715 or 30.7% of net assets. These securities have been deemed to be liquid in accordance with procedures established by the Board of Trustees.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2003, the aggregate cost of investment securities for tax purposes was $523,492,714.

                       See Notes to Financial Statements.
-------------------------------------------------------------------------------

                      (This page intentionally left blank)

--------------------------------------------------------------------------------

                           Allmerica Investment Trust

        STATEMENTS OF ASSETS AND LIABILITIES . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                    Select Capital   Select Value
                                                     Appreciation    Opportunity
                                                         Fund            Fund
---------------------------------------------------------------------------------
ASSETS:
Investments:
   Investments at cost ..........................    $239,879,546    $282,458,671
   Net unrealized appreciation
      (depreciation) ............................      50,030,436      40,012,652
                                                     ------------    ------------
      Total investments at value+ ...............     289,909,982     322,471,323
Cash and foreign currency* ......................           3,808       5,335,651
Short-term investments held as collateral for
   securities loaned ............................      60,344,701      30,011,385
Receivable for investments sold .................       3,202,757       3,546,266
Receivable for shares sold ......................              --              --
Interest and dividend receivables ...............           4,859         242,777
Dividend tax reclaim receivable .................             722              --
Miscellaneous receivable ........................              --              --
                                                     ------------    ------------
      Total Assets ..............................     353,466,829     361,607,402
                                                     ------------    ------------
LIABILITIES:
Payable for investments purchased ...............       1,885,254       1,028,267
Collateral for securities loaned ................      60,344,701      30,011,385
Management fee payable ..........................         223,954         241,740
Distribution fee payable ........................          36,679          41,273
Trustees' fees and expenses payable .............           3,966           4,662
Unrealized depreciation on forward
   currency contracts ...........................              --              --
Payable for shares repurchased ..................         349,288         161,525
Written options outstanding, at value** .........              --              --
Accrued expenses and other payables .............          59,754          61,629
                                                     ------------    ------------
      Total Liabilities .........................      62,903,596      31,550,481
                                                     ------------    ------------
NET ASSETS ......................................    $290,563,233    $330,056,921
                                                     ============    ============
NET ASSETS consist of:
Paid-in capital .................................    $249,566,660    $309,850,113
Undistributed (distribution in excess of)
   net investment income (loss) .................        (526,188)        803,528
Accumulated (distribution in excess of)
   net realized gain (loss) on investments sold,
   foreign currency transactions, written options
   contracts and futures contracts ..............      (8,507,675)    (20,609,372)
Net unrealized appreciation (depreciation) of
   investments, assets and liabilities in foreign
   currency, written options contracts and
   futures contracts ............................      50,030,436      40,012,652
                                                     ------------    ------------
TOTAL NET ASSETS ................................    $290,563,233    $330,056,921
                                                     ============    ============
Shares of beneficial interest outstanding
   (unlimited authorization, no par value) ......     160,701,018     196,819,042
NET ASSET VALUE,
Offering and redemption price per share
(Net Assets/Shares Outstanding) .................    $      1.808    $      1.677
                                                     ============    ============
      +Total value of securities on loan ........    $ 58,327,846    $ 28,519,731
                                                     ============    ============

----------
*     Cost $18,341,302 for Select International Equity Fund.
**    Premiums of $1,700 for the Select Growth Fund.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           Allmerica Investment Trust

                                                       Select          Select          Core          Equity
                                                    International      Growth         Equity         Index
                                                     Equity Fund        Fund           Fund           Fund
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
   Investments at cost ..........................   $371,477,914    $589,991,488   $397,514,751   $706,316,512
   Net unrealized appreciation
      (depreciation) ............................   (43,588,443)      20,496,550    (18,498,916)   (68,096,222)
                                                    ------------    ------------   ------------   ------------
      Total investments at value+ ...............    327,889,471     610,488,038    379,015,835    638,220,290
Cash and foreign currency* ......................     18,294,726       1,517,378      1,375,815          5,449
Short-term investments held as collateral for
   securities loaned ............................     25,029,573      50,357,927     34,971,374     39,905,710
Receivable for investments sold .................             --       3,944,542      2,334,228             --
Receivable for shares sold ......................             --           5,228             --         11,376
Interest and dividend receivables ...............        982,057         834,005        446,895        861,365
Dividend tax reclaim receivable .................        480,914             437             --             --
Miscellaneous receivable ........................             --              --             --            831
                                                    ------------    ------------   ------------   ------------
      Total Assets ..............................    372,676,741     667,147,555    418,144,147    679,005,021
                                                    ------------    ------------   ------------   ------------
LIABILITIES:
Payable for investments purchased ...............        990,977       4,665,436      1,643,309             --
Collateral for securities loaned ................     25,029,573      50,357,927     34,971,374     39,905,710
Management fee payable ..........................        273,915         414,940        186,873        147,732
Distribution fee payable ........................         44,375          77,911         48,691         78,207
Trustees' fees and expenses payable .............          4,789           6,239          5,775          5,463
Unrealized depreciation on forward contracts ....            982              --             --             --
Payable for shares repurchased ..................        881,994         725,709        357,306        636,014
Written options outstanding, at value** .........             --             153             --             --
Accrued expenses and other payables .............         99,629         156,748         91,841        167,310
                                                    ------------    ------------   ------------   ------------
      Total Liabilities .........................     27,326,234      56,405,063     37,305,169     40,940,436
                                                    ------------    ------------   ------------   ------------
NET ASSETS ......................................   $345,350,507    $610,742,492   $380,838,978   $638,064,585
                                                    ============    ============   ============   ============
NET ASSETS consist of:
Paid-in capital .................................   $490,066,925    $890,000,639   $649,079,199   $741,619,548
Undistributed (distribution in excess of) net
   investment income (loss) .....................      7,225,134       2,321,741         38,545        203,447
Accumulated (distribution in excess of) net
   realized gain (loss) on investments sold,
   foreign currency transactions, written options
   contracts and futures contracts ..............   (108,388,525)   (302,077,964)  (249,779,850)   (35,644,210)
Net unrealized appreciation (depreciation) of
   investments, assets and liabilities in
   foreign currency,written options contracts and
   futures contracts ............................    (43,553,027)     20,498,076    (18,498,916)   (68,114,200)
                                                    ------------    ------------   ------------   ------------
TOTAL NET ASSETS ................................   $345,350,507    $610,742,492   $380,838,978   $638,064,585
                                                    ============    ============   ============   ============
Shares of beneficial interest outstanding
   (unlimited authorization, no par value) ......    371,740,854     484,899,800    276,350,222    296,664,092
NET ASSET VALUE,
Offering and redemption price per share
(Net Assets/Shares Outstanding) .................   $      0.929    $      1.260   $      1.378   $      2.151
                                                    ============    ============   ============   ============
      +Total value of securities on loan ........   $ 23,720,637    $ 48,693,671   $ 33,787,923   $ 38,053,313
                                                    ============    ============   ============   ============

                                                         Select         Government       Money
                                                    Investment Grade       Bond          Market
                                                      Income Fund          Fund           Fund
--------------------------------------------------------------------------------------------------
ASSETS:
Investments:
   Investments at cost ..........................     $666,773,780     $260,476,058   $523,492,714
   Net unrealized appreciation
      (depreciation) ............................       20,469,671       10,847,158             --
                                                      ------------     ------------   ------------
      Total investments at value+ ...............      687,243,451      271,323,216    523,492,714
Cash and foreign currency* ......................        2,765,974           12,085         26,118
Short-term investments held as
   collateral for securities loaned .............       37,991,225       53,388,145             --
Receivable for investments sold .................       30,015,234              976             --
Receivable for shares sold ......................               --              225      1,341,932
Interest and dividend receivables ...............        5,960,574        2,959,082      1,473,199
Dividend tax reclaim receivable .................               --               --             --
Miscellaneous receivable ........................            6,678               --          1,737
                                                      ------------     ------------   ------------
      Total Assets ..............................      763,983,136      327,683,729    526,335,700
                                                      ------------     ------------   ------------
LIABILITIES:
Payable for investments purchased ...............       76,425,572               --      5,000,000
Collateral for securities loaned ................       37,991,225       53,388,145             --
Management fee payable ..........................          219,564          112,601        132,792
Distribution fee payable ........................           80,472           33,742         64,799
Trustees' fees and expenses payable .............            8,717            4,153          1,049
Unrealized depreciation on forward
   currency contracts ...........................               --               --             --
Payable for shares repurchased ..................          405,809          266,393             --
Written options outstanding, at value** .........               --               --             --
Accrued expenses and other payables .............           86,130           28,102         10,889
                                                      ------------     ------------   ------------
      Total Liabilities .........................      115,217,489       53,833,136      5,209,529
                                                      ------------     ------------   ------------
NET ASSETS ......................................     $648,765,647     $273,850,593   $521,126,171
                                                      ============     ============   ============
NET ASSETS Consist Of:
Paid-in capital .................................     $618,144,011     $264,858,602   $521,008,388
Undistributed (distribution in excess of)
   net investment income (loss) .................       (2,556,364)      (2,330,999)            --
Accumulated (distribution in excess of)
   net realized gain (loss)
   on investments sold,foreign currency
   transactions,written options contracts and
   futures contracts ............................       12,380,812          475,832        117,783
Net unrealized appreciation (depreciation) of
   investments, assets and liabilities in
   foreign currency, written options contracts and
   futures contracts ............................       20,797,188       10,847,158             --
                                                      ------------     ------------   ------------
TOTAL NET ASSETS ................................     $648,765,647     $273,850,593   $521,126,171
                                                      ============     ============   ============
Shares of beneficial interest outstanding
   (unlimited authorization, no
   par value) ...................................      565,399,791      240,227,491    521,010,014
NET ASSET VALUE,
Offering and redemption price per share
(Net Assets/Shares Outstanding) .................     $      1.147     $      1.140   $      1.000
                                                      ============     ============   ============
      +Total value of securities on loan ........     $ 37,079,345     $ 52,281,287   $         --
                                                      ============     ============   ============

--------------------------------------------------------------------------------

                           Allmerica Investment Trust

 STATEMENTS OF OPERATIONS . For the Six Months Ended June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                    Select Capital   Select Value
                                                     Appreciation     Opportunity
                                                        Fund             Fund
---------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .....................................    $   520,015     $    239,180
   Dividends ....................................        441,101        1,682,645
   Securities lending income ....................         26,435           14,540
   Less net foreign taxes withheld ..............         (6,281)              --
                                                     -----------     ------------
      Total investment income ...................        981,270        1,936,365
                                                     -----------     ------------
EXPENSES
   Management fees ..............................      1,251,479        1,393,809
   Distribution fees ............................        202,129          235,770
   Custodian and Fund accounting fees ...........         41,499           45,476
   Legal fees ...................................         13,853           16,759
   Audit fees ...................................         10,133           11,572
   Trustees' fees and expenses ..................         11,632           13,265
   Reports to shareholders ......................          1,241            1,375
   Miscellaneous ................................          3,414            3,617
                                                     -----------     ------------
      Total expenses before reductions ..........      1,535,380        1,721,643
      Less reductions ...........................        (27,924)         (94,803)
                                                     -----------     ------------
      Total expenses net of reductions ..........      1,507,456        1,626,840
                                                     -----------     ------------
NET INVESTMENT INCOME (LOSS) ....................       (526,186)         309,525
                                                     -----------     ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net realized gain(loss) on investments sold...      3,113,650      (17,296,737)
   Net realized gain on futures contracts .......             --               --
   Net realized gain (loss) on foreign
      currency transactions  ....................             --               --
   Net realized gain on written
      options contracts .........................             --               --
   Net change in unrealized appreciation
      (depreciation) of investments .............     44,097,468       52,067,666
   Net change in unrealized appreciation
      (depreciation) of assets and
      liabilities in foreign currency  ..........             --               --
                                                     -----------     ------------
NET GAIN ON INVESTMENTS .........................     47,211,118       34,770,929
                                                     -----------     ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................    $46,684,932     $ 35,080,454
                                                     ===========     ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           Allmerica Investment Trust

                                                       Select          Select          Core
                                                    International      Growth         Equity
                                                     Equity Fund        Fund           Fund
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .....................................   $     17,155    $  2,020,109   $      6,770
   Dividends ....................................      6,900,804       2,511,761      3,102,207
   Securities lending
      income ....................................         89,318          10,641         10,373
   Less net foreign
      taxes withheld ............................       (853,170)        (21,136)            --
                                                    ------------    ------------   ------------
      Total investment income ...................      6,154,107       4,521,375      3,119,350
                                                    ------------    ------------   ------------
EXPENSES
   Management fees ..............................      1,449,797       1,855,679      1,079,798
   Distribution fees ............................        236,157         338,463        277,585
   Custodian and Fund accounting fees ...........        125,563         136,506         44,287
   Legal fees ...................................         16,846          27,035         19,095
   Audit fees ...................................         11,941          26,858         13,849
   Trustees' fees and expenses ..................         12,539          10,377         13,176
   Reports to shareholders ......................          1,637          87,664         48,029
   Miscellaneous ................................          3,805           5,071          5,187
                                                    ------------    ------------   ------------
      Total expenses before reductions ..........      1,858,285       2,487,653      1,501,006
      Less reductions ...........................        (19,607)        (40,901)       (82,743)
                                                    ------------    ------------   ------------
      Total expenses net of reductions ..........      1,838,678       2,446,752      1,418,263
                                                    ------------    ------------   ------------
NET INVESTMENT INCOME (LOSS) ....................      4,315,429       2,074,623      1,701,087
                                                    ------------    ------------   ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net realized gain(loss) on investments sold...    (22,055,092)    (48,636,147)   (24,633,746)
   Net realized gain on futures contracts .......             --              --             --
   Net realized gain (loss) on foreign
      currency transactions .....................       (636,359)        (24,431)            --
   Net realized gain on written
      options contracts .........................             --             --              --
   Net change in unrealized appreciation
      (depreciation) of investments .............     37,583,143      98,018,594     63,286,241
   Net change in unrealized appreciation
      (depreciation) of assets and
      liabilities in foreign currency ...........        150,285             (21)            --
                                                    ------------    ------------   ------------
NET GAIN ON INVESTMENTS .........................     15,041,977      49,357,995     38,652,495
                                                    ------------    ------------   ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................   $ 19,357,406    $ 51,432,618   $ 40,353,582
                                                    ============    ============   ============

                                                       Equity           Select        Government      Money
                                                       Index       Investment Grade      Bond        Market
                                                        Fund          Income Fund        Fund         Fund
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .....................................   $     27,742     $12,840,736      $4,964,360   $4,413,129
   Dividends ....................................      3,920,791              --              --           --
   Securities lending
      income ....................................         10,762          25,036          23,413           --
   Less net foreign
      taxes withheld ............................             --              --              --           --
                                                    ------------     -----------      ----------   ----------
      Total investment income ...................      3,959,295      12,865,772       4,987,773    4,413,129
                                                    ------------     -----------      ----------   ----------
EXPENSES
   Management fees ..............................        608,663       1,255,368         715,929      899,934
   Distribution fees ............................        320,567         456,816         214,779      450,701
   Custodian and Fund accounting fees ...........         96,737         101,634          39,414       90,661
   Legal fees ...................................         13,924          30,308          14,476       26,747
   Audit fees ...................................         20,317          21,658          10,932       23,210
   Trustees' fees and expenses ..................         11,517          24,938          13,144       25,061
   Reports to shareholders ......................          1,427          12,989           5,710       15,722
   Miscellaneous ................................          6,587             388           1,151        3,195
                                                    ------------     -----------      ----------   ----------
      Total expenses before reductions ..........      1,079,739       1,904,099       1,015,535    1,535,231
      Less reductions ...........................        (42,543)             --              --           --
                                                    ------------     -----------      ----------   ----------
      Total expenses net of reductions ..........      1,037,196       1,904,099       1,015,535    1,535,231
                                                    ------------     -----------      ----------   ----------
NET INVESTMENT INCOME (LOSS) ....................      2,922,099      10,961,673       3,972,238    2,877,898
                                                    ------------     -----------      ----------   ----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net realized gain(loss) on investments sold...    (22,087,740)     17,537,635       1,732,862       80,778
   Net realized gain on futures contracts .......        498,228          31,888              --           --
   Net realized gain (loss) on foreign
      currencytransactions ......................             --       2,301,254              --           --
   Net realized gain on written
      options contracts .........................             --          18,798              --           --
   Net change in unrealized appreciation
      (depreciation) of investments .............     77,234,164      (6,414,425)      2,282,576           --
   Net change in unrealized appreciation
      (depreciation) of assets and
      liabilities in foreign currency ...........             --         117,247              --           --
                                                    ------------     -----------      ----------   ----------
NET GAIN ON INVESTMENTS .........................     55,644,652      13,592,397       4,015,438       80,778
                                                    ------------     -----------      ----------   ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................   $ 58,566,751     $24,554,070      $7,987,676   $2,958,676
                                                    ============     ===========      ==========   ==========

--------------------------------------------------------------------------------

                           Allmerica Investment Trust

                       STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------

                                                                     Select Capital
                                                                   Appreciation Fund
--------------------------------------------------------------------------------------------
                                                            Six Months Ended     Year Ended
                                                              June 30, 2003     December 31,
                                                               (Unaudited)          2002
--------------------------------------------------------------------------------------------
NET ASSETS at beginning of period .......................     $287,593,224     $ 435,863,705
                                                              ------------     -------------

Increase (decrease) in net assets
   resulting from operations:
   Net investment income (loss) .........................         (526,186)       (2,557,333)
   Net realized gain (loss) on investments sold
      and foreign currency transactions .................        3,113,650           950,749
   Net change in unrealized appreciation
      (depreciation) of investments, assets
      and liabilities in foreign currency,
      written option contracts and futures
      contracts .........................................       44,097,468       (92,440,948)
                                                              ------------     -------------
   Net increase (decrease) in net assets
      resulting from operations .........................       46,684,932       (94,047,532)
                                                              ------------     -------------

Distributions to shareholders from:
   Net investment income ................................               --                --
   Net realized gain on investments .....................               --                --
                                                              ------------     -------------
      Total distributions ...............................               --                --
                                                              ------------     -------------

Capital share transactions:
   Net proceeds from sales of shares ....................          599,125        13,237,382
   Value of shares issued in exchange for the
      net assets of the Select Aggressive
      Growth Fund (Note 9) ..............................               --                --
   Value of shares issued in exchange for the
      net assets of the Select Strategic
      Growth Fund (Note 9) ..............................               --                --
   Value of shares issued in exchange for the
      net assets of the Select Emerging
      Markets Fund (Note 9) .............................               --                --
   Issued to shareholders in reinvestment of
      distributions .....................................               --                --
   Cost of shares repurchased ...........................      (44,314,048)      (67,460,331)
                                                              ------------     -------------
      Net increase (decrease) from capital
         share transactions .............................      (43,714,923)      (54,222,949)
                                                              ------------     -------------
      Total increase (decrease) in net assets ...........        2,970,009      (148,270,481)
                                                              ------------     -------------

NET ASSETS at end of period .............................     $290,563,233     $ 287,593,224
                                                              ============     =============

Undistributed (distribution in excess of) net
   investment income (loss) .............................     $   (526,188)    $          (2)
                                                              ============     =============

OTHER INFORMATION:
Share transactions:
   Sold .................................................          356,428         7,193,851
   Issued in exchange for the shares of the
      Select Aggressive Growth Fund (Note 9) ............               --                --
   Issued in exchange for the shares of the
      Select Strategic Growth Fund (Note 9) .............               --                --
   Issued in exchange for the shares of the
      Select Emerging Markets Fund (Note 9) .............               --                --
   Issued to shareholders in reinvestment of
      distributions .....................................               --                --
   Repurchased ..........................................      (28,686,781)      (42,804,867)
                                                              ------------     -------------
      Net increase (decrease) in shares outstanding .....      (28,330,353)      (35,611,016)
                                                              ============     =============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           Allmerica Investment Trust

                                                                       Select Value                  Select International
                                                                     Opportunity Fund                     Equity Fund
-------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months Ended    Year Ended    Six Months Ended     Year Ended
                                                             June 30, 2003     December 31,    June 30, 2003      December 31,
                                                              (Unaudited)          2002          (Unaudited)          2002
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of period .......................     $351,830,989     $440,335,089     $335,889,657     $ 460,006,450
                                                              ------------     ------------     ------------     -------------

Increase (decrease) in net assets
   resulting from operations:
   Net investment income (loss) .........................          309,525          494,004        4,315,429         4,714,748
   Net realized gain (loss) on investments sold
      and foreign currency transactions .................      (17,296,737)      (2,962,234)     (22,691,451)      (70,636,155)
   Net change in unrealized appreciation
      (depreciation) of investments, assets
      and liabilities in foreign currency,
      written option contracts and futures
      contracts .........................................       52,067,666      (73,857,508)      37,733,428       (18,848,771)
                                                              ------------     ------------     ------------     -------------
   Net increase (decrease) in net assets
      resulting from operations .........................       35,080,454      (76,325,738)      19,357,406       (84,770,178)
                                                              ------------     ------------     ------------     -------------

Distributions to shareholders from:
   Net investment income ................................               --       (2,569,624)              --        (6,485,063)
   Net realized gain on investments .....................               --      (37,133,238)              --        (3,713,786)
                                                              ------------     ------------     ------------     -------------
      Total distributions ...............................               --      (39,702,862)              --       (10,198,849)
                                                              ------------     ------------     ------------     -------------

Capital share transactions:
   Net proceeds from sales of shares ....................       11,258,564       67,470,986        8,384,339       180,993,225
   Value of shares issued in exchange for the
      net assets of the Select Aggressive
      Growth Fund (Note 9) ..............................               --               --               --                --
   Value of shares issued in exchange for the
      net assets of the Select Strategic
      Growth Fund (Note 9) ..............................               --               --               --                --
   Value of shares issued in exchange for the
      net assets of the Select Emerging
      Markets Fund (Note 9) .............................               --               --       45,260,073                --
   Issued to shareholders in reinvestment of
      distributions .....................................               --       39,702,862               --        10,198,849
   Cost of shares repurchased ...........................      (68,113,086)     (79,649,348)     (63,540,968)     (220,339,840)
                                                              ------------     ------------     ------------     -------------
      Net increase (decrease) from capital
         share transactions .............................      (56,854,522)      27,524,500       (9,896,556)      (29,147,766)
                                                              ------------     ------------     ------------     -------------
      Total increase (decrease) in net assets ...........      (21,774,068)     (88,504,100)       9,460,850      (124,116,793)
                                                              ------------     ------------     ------------     -------------

NET ASSETS at end of period .............................     $330,056,921     $351,830,989     $345,350,507     $ 335,889,657
                                                              ============     ============     ============     =============

Undistributed (distribution in excess of) net
   investment income (loss) .............................     $    803,528     $    494,003     $  7,225,134     $   2,909,705
                                                              ============     ============     ============     =============

OTHER INFORMATION:
Share transactions:
   Sold .................................................        7,774,430       37,651,169        9,865,114       182,043,260
   Issued in exchange for the shares of the
      Select Aggressive Growth Fund (Note 9) ............               --               --               --                --
   Issued in exchange for the shares of the
      Select Strategic Growth Fund (Note 9) .............               --               --               --                --
   Issued in exchange for the shares of the
      Select Emerging Markets Fund (Note 9) .............               --               --       52,384,344                --
   Issued to shareholders in reinvestment of
      distributions .....................................               --       25,224,182               --        10,525,128
   Repurchased ..........................................      (47,571,708)     (49,241,628)     (74,658,440)     (221,703,483)
                                                              ------------     ------------     ------------     -------------
      Net increase (decrease) in shares outstanding .....      (39,797,278)      13,633,723      (12,408,982)      (29,135,095)
                                                              ============     ============     ============     =============

                                                                       Select Growth                       Core Equity
                                                                           Fund                               Fund
-------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months Ended    Year Ended     Six Months Ended    Year Ended
                                                             June 30, 2003     December 31,     June 30, 2003     December 31,
                                                             (Unaudited)           2002           (Unaudited)         2002
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of period .......................     $375,958,982     $ 660,892,540     $401,888,470     $ 673,752,990
                                                              ------------     -------------     ------------     -------------

Increase (decrease) in net assets
   resulting from operations:
   Net investment income (loss) .........................        2,074,623           247,125        1,701,087         4,104,620
   Net realized gain (loss) on investments sold
      and foreign currency transactions .................      (48,660,578)     (102,291,344)     (24,633,746)      (87,239,808)
   Net change in unrealized appreciation
      (depreciation) of investments, assets
      and liabilities in foreign currency,
      written option contracts and futures
      contracts .........................................       98,018,573       (73,300,418)      63,286,241       (65,291,304)
                                                              ------------     -------------     ------------     -------------
   Net increase (decrease) in net assets
      resulting from operations .........................       51,432,618      (175,344,637)      40,353,582      (148,426,492)
                                                              ------------     -------------     ------------     -------------

Distributions to shareholders from:
   Net investment income ................................               --          (860,385)      (1,703,730)       (4,267,718)
   Net realized gain on investments .....................               --                --               --                --
                                                              ------------     -------------     ------------     -------------
      Total distributions ...............................               --          (860,385)      (1,703,730)       (4,267,718)
                                                              ------------     -------------     ------------     -------------

Capital share transactions:
   Net proceeds from sales of shares ....................        1,266,672         7,490,096          906,672         1,921,318
   Value of shares issued in exchange for the
      net assets of the Select Aggressive
      Growth Fund (Note 9) ..............................      259,023,031                --               --                --
   Value of shares issued in exchange for the
      net assets of the Select Strategic
      Growth Fund (Note 9) ..............................       17,766,775                --               --                --
   Value of shares issued in exchange for the
      net assets of the Select Emerging
      Markets Fund (Note 9) .............................               --                --               --                --
   Issued to shareholders in reinvestment of
      distributions .....................................               --           860,385        1,703,730         4,267,718
   Cost of shares repurchased ...........................      (94,705,586)     (117,079,017)     (62,309,746)     (125,359,346)
                                                              ------------     -------------     ------------     -------------
      Net increase (decrease) from capital
         share transactions .............................      183,350,892      (108,728,536)     (59,699,344)     (119,170,310)
                                                              ------------     -------------     ------------     -------------
      Total increase (decrease) in net assets ...........      234,783,510      (284,933,558)     (21,049,492)     (271,864,520)
                                                              ------------     -------------     ------------     -------------

NET ASSETS at end of period .............................     $610,742,492     $ 375,958,982     $380,838,978     $ 401,888,470
                                                              ============     =============     ============     =============

Undistributed (distribution in excess of) net
   investment income (loss) .............................     $  2,321,741     $     247,118     $     38,545     $      41,188
                                                              ============     =============     ============     =============

OTHER INFORMATION:
Share transactions:
   Sold .................................................          893,678         5,062,244          720,721         1,512,659
   Issued in exchange for the shares of the
      Select Aggressive Growth Fund (Note 9) ............      220,257,679                --               --                --
   Issued in exchange for the shares of the
      Select Strategic Growth Fund (Note 9) .............       15,107,801                --               --                --
   Issued in exchange for the shares of the
      Select Emerging Markets Fund (Note 9) .............               --                --               --                --
   Issued to shareholders in reinvestment of
      distributions .....................................               --           674,283        1,338,642         3,200,648
   Repurchased ..........................................      (81,479,718)      (94,889,188)     (50,096,818)      (92,816,807)
                                                              ------------     -------------     ------------     -------------
      Net increase (decrease) in shares outstanding .....      154,779,440       (89,152,661)     (48,037,455)      (88,103,500)
                                                              ============     =============     ============     =============

--------------------------------------------------------------------------------

                           Allmerica Investment Trust

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Equity Index
                                                                        Fund
------------------------------------------------------------------------------------------
                                                          Six Months Ended    Year Ended
                                                           June 30, 2003      December 31,
                                                            (Unaudited)           2002
------------------------------------------------------------------------------------------
NET ASSETS at beginning of period .....................    $ 342,682,878     $ 517,315,322
                                                           -------------     -------------

Increase (decrease) in net assets resulting
  from operations:
  Net investment income ...............................        2,922,099         5,053,941
  Net realized gain (loss) on investments
     sold, foreign currency transactions, written
     option transactions and futures contracts ........      (21,589,512)       (8,569,701)
  Net change in unrealized appreciation
     (depreciation) of investments, assets and
     liabilities in foreign currency, written
     option contracts and futures contracts ...........       77,234,164      (112,255,534)
                                                           -------------     -------------
  Net increase (decrease) in net assets resulting
     from operations ..................................       58,566,751      (115,771,294)
                                                           -------------     -------------

Distributions to shareholders from:
     Net investment income ............................       (2,748,307)       (5,185,015)
     Net realized gain on
        investments ...................................               --       (27,569,023)
                                                           -------------     -------------
        Total distributions ...........................       (2,748,307)      (32,754,038)
                                                           -------------     -------------

Capital share transactions:
  Net proceeds from sales
     of shares ........................................        8,145,327        29,174,075
  Value of shares issued in exchange
     for the net assets of the Select
     Strategic  Income Fund (Note 9) ..................               --                --
  Value of shares issued in exchange
     for the net assets of the Select
     Growth and  Income Fund (Note 9) .................      292,154,078                --
  Issued to shareholders in reinvestment
     of distributions .................................        2,748,307        32,754,038
  Cost of shares repurchased ..........................      (63,484,449)      (88,035,225)
                                                           -------------     -------------
        Net increase (decrease) from
           capital share transactions .................      239,563,263       (26,107,112)
                                                           -------------     -------------
        Total increase (decrease) in net
           assets .....................................      295,381,707      (174,632,444)
                                                           -------------     -------------

NET ASSETS at end of period ...........................    $ 638,064,585     $ 342,682,878
                                                           =============     =============

Undistributed (distribution in excess
  of) net investment income (loss) ....................    $     203,447     $      29,655
                                                           =============     =============

OTHER INFORMATION:
Share transactions:
     Sold .............................................        4,062,742        11,937,167
     Issued in exchange for the shares of the
        Select Strategic Income Fund (Note 9) .........               --                --
     Issued in exchange for the shares of the
        Select Growth and Income Fund (Note 9) ........      147,106,786                --
     Issued to shareholders in reinvestment of
        distributions .................................        1,348,178        15,370,677
     Repurchased ......................................      (32,132,272)      (41,539,895)
                                                           -------------     -------------
        Net increase (decrease) in shares
           outstanding ................................      120,385,434       (14,232,051)
                                                           =============     =============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           Allmerica Investment Trust

                                                                   Select Investment                    Government
                                                                   Grade Income Fund                    Bond Fund
---------------------------------------------------------------------------------------------------------------------------
                                                          Six Months Ended    Year Ended    Six Months Ended    Year Ended
                                                           June 30, 2003      December 31,    June 30, 2003    December 31,
                                                            (Unaudited)         2002           (Unaudited)         2002
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of period .....................    $ 620,074,063     $571,582,104    $291,995,366      $116,513,871
                                                           -------------     ------------    ------------      ------------

Increase (decrease) in net assets resulting
  from operations:
  Net investment income ...............................       10,961,673       30,020,772       3,972,238         5,893,003
  Net realized gain (loss) on investments
     sold, foreign currency transactions, written
     option transactions and futures contracts ........       19,889,575        2,102,222       1,732,862           839,254
  Net change in unrealized appreciation
     (depreciation) of investments, assets and
     liabilities in foreign currency, written
     option contracts and futures contracts ...........       (6,297,178)      16,023,439       2,282,576         7,745,330
                                                           -------------     ------------    ------------      ------------
  Net increase (decrease) in net assets resulting
     from operations ..................................       24,554,070       48,146,433       7,987,676        14,477,587
                                                           -------------     ------------    ------------      ------------

Distributions to shareholders from:
     Net investment income ............................      (13,598,975)     (32,973,670)     (5,343,170)       (7,053,538)
     Net realized gain on
        investments ...................................               --               --              --                --
                                                           -------------     ------------    ------------      ------------
        Total distributions ...........................      (13,598,975)     (32,973,670)     (5,343,170)       (7,053,538)
                                                           -------------     ------------    ------------      ------------

Capital share transactions:
  Net proceeds from sales
     of shares ........................................        2,003,445       92,838,100      20,248,014       201,562,216
  Value of shares issued in exchange
     for the net assets of the Select
     Strategic  Income Fund (Note 9) ..................      142,624,667               --              --                --
  Value of shares issued in exchange
     for the net assets of the Select
     Growth and  Income Fund (Note 9) .................               --               --              --                --
  Issued to shareholders in reinvestment
     of distributions .................................       13,598,974       32,973,670       5,343,170         7,053,538
  Cost of shares repurchased ..........................     (140,490,597)     (92,492,574)    (46,380,463)      (40,558,308)
                                                           -------------     ------------    ------------      ------------
        Net increase (decrease) from
           capital share transactions .................       17,736,489       33,319,196     (20,789,279)      168,057,446
                                                           -------------     ------------    ------------      ------------
        Total increase (decrease) in net
           assets .....................................       28,691,584       48,491,959     (18,144,773)      175,481,495
                                                           -------------     ------------    ------------      ------------

NET ASSETS at end of period ...........................    $ 648,765,647     $620,074,063    $273,850,593      $291,995,366
                                                           =============     ============    ============      ============

Undistributed (distribution in excess
  of) net investment income (loss) ....................    $  (2,556,364)    $     80,938    $ (2,330,999)     $   (960,067)
                                                           =============     ============    ============      ============

OTHER INFORMATION:
Share transactions:
     Sold .............................................        3,679,084       83,168,665      17,896,978       180,409,403
     Issued in exchange for the shares of the
        Select Strategic Income Fund (Note 9) .........      125,882,319               --              --                --
     Issued in exchange for the shares of the
        Select Growth and Income Fund (Note 9) ........               --               --              --                --
     Issued to shareholders in reinvestment of
        distributions .................................       11,943,279       29,641,576       4,709,853         6,370,987
     Repurchased ......................................     (123,129,423)     (82,522,052)    (40,768,665)      (36,622,170)
                                                           -------------     ------------    ------------      ------------
        Net increase (decrease) in shares
           outstanding ................................       18,375,259       30,288,189     (18,161,834)      150,158,220
                                                           =============     ============    ============      ============

                                                                        Money
                                                                     Market Fund
------------------------------------------------------------------------------------------
                                                          Six Months Ended    Year Ended
                                                            June 30, 2003     December 31,
                                                             (Unaudited)         2002
------------------------------------------------------------------------------------------
NET ASSETS at beginning of period .....................    $ 704,804,637     $ 604,656,688
                                                           -------------     -------------

Increase (decrease) in net assets resulting
  from operations:
  Net investment income ...............................        2,877,898        10,414,765
  Net realized gain (loss) on investments
     sold, foreign currency transactions, written
     option transactions and futures contracts ........           80,778            48,471
  Net change in unrealized appreciation
     (depreciation) of investments, assets and
     liabilities in foreign currency, written
     option contracts and futures contracts ...........               --                --
                                                           -------------     -------------
  Net increase (decrease) in net assets resulting
     from operations ..................................        2,958,676        10,463,236
                                                           -------------     -------------

Distributions to shareholders from:
     Net investment income ............................       (2,877,898)      (10,414,765)
     Net realized gain on
        investments ...................................               --                --
                                                           -------------     -------------
        Total distributions ...........................       (2,877,898)      (10,414,765)
                                                           -------------     -------------

Capital share transactions:
  Net proceeds from sales
     of shares ........................................      121,525,921       962,438,922
  Value of shares issued in exchange
     for the net assets of the Select
     Strategic  Income Fund (Note 9) ..................               --                --
  Value of shares issued in exchange
     for the net assets of the Select
     Growth and  Income Fund (Note 9) .................               --                --
  Issued to shareholders in reinvestment
     of distributions .................................        2,877,898        10,414,765
  Cost of shares repurchased ..........................     (308,163,063)     (872,754,209)
                                                           -------------     -------------
        Net increase (decrease) from
           capital share transactions .................     (183,759,244)      100,099,478
                                                           -------------     -------------
        Total increase (decrease) in net
           assets .....................................     (183,678,466)      100,147,949
                                                           -------------     -------------

NET ASSETS at end of period ...........................    $ 521,126,171     $ 704,804,637
                                                           =============     =============

Undistributed (distribution in excess
  of) net investment income (loss) ....................    $          --     $          --
                                                           =============     =============

OTHER INFORMATION:
Share transactions:
     Sold .............................................      121,525,921       962,438,922
     Issued in exchange for the shares of the
        Select Strategic Income Fund (Note 9) .........               --                --
     Issued in exchange for the shares of the
        Select Growth and Income Fund (Note 9) ........               --                --
     Issued to shareholders in reinvestment of
        distributions .................................        2,877,898        10,414,765
     Repurchased ......................................     (308,163,063)     (872,754,209)
                                                           -------------     -------------
        Net increase (decrease) in shares
           outstanding ................................     (183,759,244)      100,099,478
                                                           =============     =============

--------------------------------------------------------------------------------

                           Allmerica Investment Trust

--------------------------------------------------------------------------------
     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                Income from Investment Operations
                         --------------------------------------------------
                                                   Net Realized
                            Net                        and
                           Asset        Net         Unrealized
                           Value     Investment     Gain (Loss)   Total from
     Year Ended          Beginning     Income          on         Investment
    December 31,         of Period   (Loss)/(2)/   Investments    Operations
----------------------   ---------   -----------   ------------   ----------
   Select Capital
Appreciation Fund/(1)/
    2003/(d)/             $1.521      $(0.003)       $ 0.290       $ 0.287
    2002                   1.940       (0.014)        (0.405)       (0.419)
    2001                   2.122       (0.010)        (0.019)       (0.029)
    2000                   2.053       (0.008)         0.147         0.139
    1999                   1.640       (0.007)         0.423         0.416
    1998                   1.698       (0.006)         0.241         0.235
  Select Value
Opportunity Fund
    2003/(d)/             $1.487      $ 0.002        $ 0.188       $ 0.190
    2002                   1.975        0.002         (0.315)       (0.313)
    2001                   1.958        0.012          0.225         0.237
    2000                   1.521        0.012          0.446         0.458
    1999                   1.686        0.006         (0.077)       (0.071)
    1998                   1.626        0.014          0.066         0.080
Select International
  Equity Fund
    2003/(d)/             $0.874      $ 0.012        $ 0.043       $ 0.055
    2002                   1.113        0.013         (0.226)       (0.213)
    2001                   1.781        0.018         (0.385)       (0.367)
    2000                   2.031        0.013         (0.191)       (0.178)
    1999                   1.542        0.012          0.477         0.489
    1998                   1.341        0.014          0.207         0.221
Select Growth Fund
    2003/(d)/             $1.139      $ 0.004        $ 0.117       $ 0.121
    2002                   1.576        0.001         (0.436)       (0.435)
    2001                   2.214        0.002         (0.545)       (0.543)
    2000                   3.049       (0.001)        (0.489)       (0.490)
    1999                   2.428       (0.002)         0.709         0.707
    1998                   1.811        0.002          0.638         0.640
Core Equity Fund/(1)/
    2003/(d)/             $1.239      $ 0.006        $ 0.139       $ 0.145
    2002                   1.633        0.011/(4)/    (0.393)       (0.382)
    2001                   2.689        0.016         (0.439)       (0.423)
    2000                   3.310        0.016         (0.295)       (0.279)
    1999                   2.825        0.020          0.779         0.799
    1998                   2.416        0.028          0.436         0.464

                                      Less Distributions
                         -------------------------------------------
                                                                           Net
                                       Distributions                    Increase
                          Dividends      from Net                      (Decrease)
                           from Net      Realized                          in
      Year Ended         Investment      Capital         Total         Net Asset
     December 31,         Income          Gains        Distributions      Value
----------------------   ----------    -------------   -------------   ----------
  Select Capital
Appreciation Fund/(1)/
    2003/(d)/              $    --       $    --          $    --        $ 0.287
    2002                        --            --               --         (0.419
    2001                        --        (0.153)          (0.153)        (0.182)
    2000                        --        (0.070)          (0.070)         0.069
    1999                        --        (0.003)          (0.003)         0.413
    1998                        --        (0.293)          (0.293)        (0.058)
  Select Value
Opportunity Fund
    2003/(d)/              $    --       $    --          $    --        $ 0.190
    2002                    (0.011)       (0.164)          (0.175)        (0.488)
    2001                    (0.012)       (0.208)          (0.220)         0.017
    2000                    (0.006)       (0.015)          (0.021)         0.437
    1999                        --        (0.094)          (0.094)        (0.165)
    1998                    (0.014)       (0.006)          (0.020)         0.060
Select International
  Equity Fund
    2003/(d)/              $    --       $    --          $    --        $ 0.055
    2002                    (0.017)       (0.009)          (0.026)        (0.239)
    2001                    (0.024)       (0.277)          (0.301)        (0.668)
    2000                    (0.009)       (0.063)          (0.072)        (0.250)
    1999                        --            --               --          0.489
    1998                    (0.020)           --           (0.020)         0.201
Select Growth Fund
    2003/(d)/              $    --       $    --          $    --        $ 0.121
    2002                    (0.002)           --           (0.002)        (0.437)
    2001                        --        (0.095)          (0.095)        (0.638)
    2000                        --        (0.345)          (0.345)        (0.835)
    1999                    (0.001)       (0.085)          (0.086)         0.621
    1998                        --/(3)/   (0.023)          (0.023)         0.617
Core Equity Fund/(1)/
    2003/(d)/              $(0.006)      $    --          $(0.006)       $ 0.139
    2002                    (0.012)           --           (0.012)        (0.394)
    2001                    (0.015)       (0.618)          (0.633)        (1.056)
    2000                    (0.017)       (0.325)          (0.342)        (0.621)
    1999                    (0.020)       (0.294)          (0.314)         0.485
    1998                    (0.028)       (0.027)          (0.055)         0.409

----------

*    Annualized.
**   Not Annualized.
(a)  Including reimbursements, waivers and reductions.
(b) Excluding reductions. Certain Portfolios have entered varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(c)  Excluding reimbursements and reductions.
/(d)/ For the six months ended June 30, 2003 (Unaudited).
/(1)/ The Select Capital Appreciation Fund changed sub-advisers on April 1,
     1998. The Core Equity Fund changed sub-advisers on May 1, 2002.
/(2)/ Net investment income (loss) per share before reimbursements of fees by the investment adviser or reductions were less than $(0.003) for the six months ended June 30, 2003, less than $(0.014) in 2002, less than $(0.010) in 2001, less than $(0.008) in 2000, less than $(0.007) in 1999 and less than $(0.006) in 1998 for Select Capital Appreciation Fund; less than $0.002 for the six months ended June 30, 2003, $0.000 in 2002, $0.011 in
     2001, $0.011 in 2000, $0.005 in 1999 and $0.013 in 1998 for Select Value
     Opportunity Fund; less than $0.012 for the six months ended June 30, 2003, less than $0.013 in 2002, less than $0.018 in 2001, less than $0.013 in 2000, $0.011 in 1999 and less than $0.014 in 1998 for Select International Equity Fund; less than $0.004 for the six months ended June 30, 2003, $0.000 in 2002, $0.001 in 2001, $(0.002) in 2000, $(0.003) in 1999, and
     $0.001 in 1998 for Select Growth Fund; and less than $0.006 for the six months ended June 30, 2003, less than $0.011 in 2002, $0.014 in 2001,
     $0.015 in 2000, $0.019 in 1999 and $0.027 in 1998 for Core Equity Fund.
/(3)/ Dividends from net investment income are less than $0.0005.
/(4)/ Computed using average shares outstanding throughout the period.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           Allmerica Investment Trust

                                                        Ratios/Supplemental Data
                         -------------------------------------------------------------------------------------
                                                                             Ratios To Average Net Assets
                                                           ---------------------------------------------------
                         Net Asset            Net Assets
                           Value                End of         Net         Operating Expenses   Management Fee   Portfolio
 Year Ended               End of      Total     Period     Investment      ------------------   --------------   Turnover
December 31,              Period     Return    (000's)     Income (Loss)    (a)    (b)    (c)    Gross     Net     Rate
----------------------   ---------   ------   ----------   -------------   ----   ----   ----    -----    ----   ---------
   Select Capital
Appreciation Fund/(1)/
    2003/(d)/              $1.808     18.87%**$  290,563       (0.39)%*    1.12%* 1.14%* 1.14%*  0.93%*   0.93%*     21%**
    2002                    1.521    (21.60)%    287,593       (0.70)%     1.05%  1.06%  1.06%   0.90%    0.90%      41%
    2001                    1.940     (1.14)%    435,864       (0.51)%     0.93%  0.94%  0.94%   0.88%    0.88%      44%
    2000                    2.122      6.81%     510,483       (0.38)%     0.93%  0.94%  0.94%   0.87%    0.87%      53%
    1999                    2.053     25.36%     417,087       (0.42)%     0.98%  0.98%  0.98%   0.91%    0.91%      61%
    1998                    1.640     13.88%     310,582       (0.47)%     1.02%  1.04%  1.04%   0.94%    0.94%     141%
  Select Value
Opportunity Fund
    2003/(d)/              $1.677     12.78%**$  330,057        0.20%*     1.04%* 1.10%* 1.10%*  0.89%*   0.89%*     46%**
    2002                    1.487    (16.32)%    351,831        0.12%      0.96%  1.03%  1.03%   0.87%    0.87%      94%
    2001                    1.975     12.70%     440,335        0.63%      0.87%  0.92%  0.92%   0.87%    0.87%      97%
    2000                    1.958     30.40%     397,541        0.71%      0.87%  0.94%  0.94%   0.88%    0.88%      22%
    1999                    1.521     (4.70)%    308,331        0.43%      0.88%  0.97%  0.97%   0.90%    0.90%      98%
    1998                    1.686      4.87%     268,405        0.95%      0.94%  0.98%  0.99%   0.91%    0.90%      73%
Select International
  Equity Fund
    2003/(d)/              $0.929      6.29%**$  345,351        2.74%*     1.17%* 1.18%* 1.18%*  0.92%*   0.92%*     15%**
    2002                    0.874    (19.37)%    335,890        1.17%      1.13%  1.14%  1.14%   0.91%    0.91%      14%
    2001                    1.113    (21.43)%    460,006        0.97%      0.99%  1.01%  1.01%   0.89%    0.89%      26%
    2000                    1.781     (9.03)%    679,128        0.77%      0.98%  0.99%  0.99%   0.88%    0.88%      24%
    1999                    2.031     31.71%     679,341        0.69%      1.01%  1.02%  1.02%   0.89%    0.89%      18%
    1998                    1.542     16.48%     505,553        0.99%      1.01%  1.02%  1.02%   0.90%    0.90%      27%
Select Growth Fund
    2003/(d)/              $1.260     10.62%**$  610,742        0.92%*     1.08%* 1.10%* 1.10%*  0.82%*   0.82%*     46%**
    2002                    1.139    (27.60)%    375,959        0.05%      0.95%  1.01%  1.01%   0.82%    0.82%     125%
    2001                    1.576    (24.71)%    660,893        0.12%      0.78%  0.85%  0.85%   0.79%    0.79%      91%
    2000                    2.214    (17.79)%  1,040,237       (0.05)%     0.80%  0.81%  0.81%   0.76%    0.76%      79%
    1999                    3.049     29.80%   1,216,365       (0.08)%     0.81%  0.83%  0.83%   0.78%    0.78%      84%
    1998                    2.428     35.44%     815,390        0.08%      0.85%  0.87%  0.87%   0.82%    0.82%      86%
Core Equity Fund/(1)/
    2003/(d)/              $1.378     11.74%**$  380,839        0.92%*     0.77%* 0.81%* 0.81%*  0.58%*   0.58%*     12%**
    2002                    1.239    (23.45)%    401,888        0.78%      0.70%  0.74%  0.74%   0.57%    0.57%     115%
    2001                    1.633    (16.90)%    673,753        0.75%      0.58%  0.61%  0.61%   0.55%    0.55%     134%
    2000                    2.689     (9.51)%    924,904        0.51%      0.44%  0.50%  0.50%   0.45%    0.45%     190%
    1999                    3.310     29.33%   1,076,297        0.65%      0.45%  0.48%  0.48%   0.43%    0.43%     116%
    1998                    2.825     19.32%     860,333        1.08%      0.46%  0.49%  0.49%   0.44%    0.44%     100%

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           Allmerica Investment Trust

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                            Income from Investment Operations                       Less Distributions (e)
                 -----------------------------------------------------   ------------------------------------------
                                             Net Realized                                                                Net
                    Net                          and                                  Distributions                    Increase
                   Asset                      Unrealized                 Dividends      from Net                      (Decrease)
                   Value          Net        Gain (loss)    Total from    from Net      Realized                          in
 Year Ended      Beginning     Investment         on        Investment   Investment      Capital          Total       Net Asset
December 31,     of Period    Income/(2)/    Investments    Operations     Income         Gains       Distributions     Value
------------     ---------   -------------   ------------   ----------   ----------   -------------   -------------   ----------
Equity Index
    Fund
    2003/(d)/     $1.944      $0.013           $ 0.206       $ 0.219      $(0.012)       $    --         $(0.012)      $ 0.207
    2002           2.715       0.027            (0.616)       (0.589)      (0.028)        (0.154)         (0.182)       (0.771)
    2001           3.299       0.030            (0.422)       (0.392)      (0.029)        (0.163)         (0.192)       (0.584)
    2000           4.060       0.032            (0.362)       (0.330)      (0.034)        (0.397)         (0.431)       (0.761)
    1999           3.408       0.036             0.656         0.692       (0.035)        (0.005)         (0.040)        0.652
    1998           2.753       0.035             0.741         0.776       (0.034)        (0.087)         (0.121)        0.655
   Select
 Investment
Grade Income
 Fund/(1)/
    2003/(d)/     $1.134      $0.021           $ 0.018       $ 0.039      $(0.026)       $    --         $(0.026)      $ 0.013
    2002           1.106       0.054             0.034         0.088       (0.060)            --          (0.060)        0.028
    2001           1.086       0.064/(3)/        0.021         0.085       (0.065)            --          (0.065)        0.020
    2000           1.051       0.070             0.035         0.105       (0.070)            --          (0.070)        0.035
    1999           1.132       0.068            (0.079)       (0.011)      (0.069)        (0.001)         (0.070)       (0.081)
    1998           1.112       0.067             0.020         0.087       (0.067)            --          (0.067)        0.020
 Government
Bond Fund/(1)/
    2003/(d)/     $1.130      $0.016           $ 0.016       $ 0.032      $(0.022)       $    --         $(0.022)      $ 0.010
    2002           1.077       0.041             0.057         0.098       (0.045)            --          (0.045)        0.053
    2001           1.051       0.049/(3)/        0.030         0.079       (0.053)            --          (0.053)        0.026
    2000           1.011       0.058             0.040         0.098       (0.058)            --          (0.058)        0.040
    1999           1.068       0.058            (0.056)        0.002       (0.059)            --          (0.059)       (0.057)
    1998           1.047       0.058             0.021         0.079       (0.058)            --          (0.058)        0.021
Money Market
    Fund
    2003/(d)/     $1.000      $0.005           $    --       $ 0.005      $(0.005)       $    --         $(0.005)      $    --
    2002           1.000       0.016                --         0.016       (0.016)            --          (0.016)           --
    2001           1.000       0.042                --         0.042       (0.042)            --          (0.042)           --
    2000           1.000       0.062                --         0.062       (0.062)            --          (0.062)           --
    1999           1.000       0.051                --         0.051       (0.051)            --          (0.051)           --
    1998           1.000       0.054                --         0.054       (0.054)            --          (0.054)           --

----------
*    Annualized.
**   Not Annualized.
(a)  Including reimbursements, waivers and reductions.
(b) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(c)  Excluding reimbursements and reductions.
/(d)/ For the six months ended June 30, 2003 (Unaudited).
(e) Certain prior year amounts have been reclassified to conform to curent year presentation.
/(1)/ Effective January 1, 2001 the Select Investment Grade Income Fund and
     Government Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and is amortizing premium and discount on debt securitites using the daily effective yield method. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share by $0.003 for Select Investment Grade Income Fund and a decrease in net investment income per share by $0.007 for Government Bond Fund, an increase in net realized and unrealized gains and losses per share by $0.003 for Select Investment Grade Income Fund and an increase in net realized and unrealized gains and losses per share by $0.007 for Government Bond Fund and a decrease in the ratio of net investment income to average net assets from 6.04% to 5.79% for Select Investment Grade Income Fund and a decrease in the ratio of net investment income to average net assets from 5.16% to 4.52% for Government Bond Fund. Per share data and ratio/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
/(2)/ Net investment income (loss) per share before reimbursement of fees by the investment advisor was less than $0.013 for the six months ended June 30, 2003, less than $0.027 in 2002, $0.029 in 2001, and less than $0.032 in
     2000 for Equity Index Fund.
/(3)/ Computed using average shares outstanding throughout the period.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           Allmerica Investment Trust

                                                    Ratios/Supplemental Data
                 ------------------------------------------------------------------------------------------------
                                                                 Ratios To Average Net Assets
                 Net Asset              Net Assets   ------------------------------------------------------------
                   Value                 End of         Net           Operating Expenses        Management Fee   Portfolio
 Year Ended       End of      Total      Period      Investment   --------------------------   ---------------    Turnover
December 31,      Period      Return     (000's)       Income      (a)       (b)       (c)      Gross     Net       Rate
--------------   ---------   -------    ----------   ----------   ------   -------   -------   ------   ------   --------
Equity Index
    Fund
    2003/(d)/     $2.151      11.33%**   $638,065       1.35%*     0.48%*    0.50%*    0.50%*   0.28%*   0.28%*     26%**
    2002           1.944     (22.22)%     342,683       1.16%      0.45%     0.47%     0.47%    0.28%    0.28%      10%
    2001           2.715     (12.02)%     517,315       1.02%      0.32%     0.34%     0.34%    0.28%    0.28%      21%
    2000           3.299      (9.03)%     599,266       0.87%      0.32%     0.33%     0.33%    0.27%    0.27%       9%
    1999           4.060      20.41%      638,230       0.98%      0.35%     0.35%     0.35%    0.28%    0.28%      21%
    1998           3.408      28.33%      481,877       1.17%      0.36%     0.36%     0.36%    0.29%    0.29%       6%
   Select
 Investment
Grade Income
  Fund/(1)/
    2003/(d)/     $1.147       3.48%**   $648,766       3.60%*     0.63%*    0.63%*    0.63%*   0.41%*   0.41%*    107%**
    2002           1.134       8.14%      620,074       4.85%      0.58%     0.58%     0.58%    0.41%    0.41%     130%
    2001           1.106       7.94%      571,582       5.79%      0.47%     0.47%     0.47%    0.41%    0.41%     114%
    2000           1.086      10.31%      445,609       6.53%      0.49%     0.49%     0.49%    0.42%    0.42%     159%
    1999           1.051      (0.97)%     240,541       6.22%      0.50%     0.50%     0.50%    0.43%    0.43%      75%
    1998           1.132       7.97%      230,623       6.01%      0.52%     0.52%     0.52%    0.43%    0.43%     158%
 Government
Bond Fund/(1)/
    2003/(d)/     $1.140       2.81%**   $273,851       2.77%*     0.71%*    0.71%*    0.71%*   0.50%*   0.50%*     31%**
    2002           1.130       9.28%      291,995       3.48%      0.68%     0.68%     0.68%    0.50%    0.50%      79%
    2001           1.077       7.63%      116,514       4.52%      0.58%     0.58%     0.58%    0.50%    0.50%     190%
    2000           1.051      10.00%       78,531       5.58%      0.61%     0.61%     0.61%    0.50%    0.50%      53%
    1999           1.011       0.23%       87,247       5.64%      0.62%     0.62%     0.62%    0.50%    0.50%      37%
    1998           1.068       7.67%       81,018       5.63%      0.64%     0.64%     0.64%    0.50%    0.50%      61%
Money Market
    Fund
    2003/(d)/     $1.000       0.47%**   $521,126       0.96%*     0.51%*    0.51%*    0.51%*   0.30%*   0.30%*    N/A
    2002           1.000       1.66%      704,805       1.63%      0.45%     0.45%     0.45%    0.30%    0.30%     N/A
    2001           1.000       4.28%      604,657       4.11%      0.36%     0.36%     0.36%    0.31%    0.31%     N/A
    2000           1.000       6.40%      457,912       6.19%      0.31%     0.31%     0.31%    0.26%    0.26%     N/A
    1999           1.000       5.19%      513,606       5.09%      0.29%     0.29%     0.29%    0.24%    0.24%     N/A
    1998           1.000       5.51%      336,253       5.36%      0.32%     0.32%     0.32%    0.26%    0.26%     N/A

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           Allmerica Investment Trust

                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION

Allmerica Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, diversified management investment company established as a Massachusetts business trust. The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance companies, (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) life insurance companies and advisers to the Portfolios and their affiliates. Allmerica Financial Corporation ("AFC") has ceased all new sales of proprietary variable annuities and life insurance products. The Trust is comprised of nine managed investment portfolios. The accompanying financial statements and financial highlights are those of the Select Capital Appreciation, Select Value Opportunity, Select International Equity, Select Growth, Core Equity, Equity Index, Select Investment Grade Income, Government Bond and Money Market Funds (individually a "Portfolio", collectively, the "Portfolios").

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation: Equity securities which are traded on a recognized exchange are valued at the last quoted sales price available at the time of the closing of the New York Stock Exchange or, if there were no sales that day, at the mean of the closing bid and asked price. Over-the-counter securities are valued at the last available price in the market prior to the time of valuation. Securities that are primarily traded on foreign exchanges generally are valued at the closing values of such securities on their respective exchanges. Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. The investments of the Money Market Fund are valued utilizing the amortized cost valuation method, permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Forward Foreign Currency Contracts: The Select Capital Appreciation, Select International Equity and Select Growth Funds may enter into forward foreign currency contracts whereby the Portfolios agree to exchange a specific currency at a specific price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of certain portfolio instruments. Forward foreign currency contracts are valued at the daily forward exchange rate of the underlying currency with any fluctuations recorded as unrealized gains or losses. Gains or losses on the purchase or sale of forward foreign currency contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains and losses are recognized on the settlement date.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Portfolios, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

--------------------------------------------------------------------------------

                           Allmerica Investment Trust

--------------------------------------------------------------------------------

Foreign Currency Translation: Investment valuations, other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are translated into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received and paid, and gains or losses between the trade and settlement date on the purchases and sales of the securities. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Security Transactions and Investment Income: Security transactions are recorded as of the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Portfolios from investments in certain investment companies are recorded as interest income in the accompanying financial statements. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Portfolios are informed of the ex-dividend date.

Federal Income Taxes: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. Withholding taxes on foreign dividend income and gains have been paid or provided for in accordance with the applicable country's tax rules and rates.

Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily for the Money Market Fund, declared and distributed quarterly for the Core Equity, Equity Index, Select Investment Grade Income and Government Bond Funds, and annually for the Select Capital Appreciation, Select Value Opportunity, Select International Equity and Select Growth Funds. All Portfolios declare and distribute all net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with income tax regulations. Differences between book basis and tax basis amounts are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses, including "Post-October Losses", foreign currency gains and losses, and losses deferred due to wash sales and differing treatments for foreign currency transactions, amortization of premium and market discount, and non-taxable dividends. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights, as applicable.

Futures Contracts: All Portfolios, except the Money Market Fund, may use futures contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase a Portfolio's exposure to the underlying instrument, while selling futures tends to decrease a Portfolio's exposure to the underlying instrument or hedge other portfolio investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin, if any, reflected in each applicable Portfolio's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable Portfolio's portfolio of investments. The face amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the terms of the contracts. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

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                           Allmerica Investment Trust

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Securities Lending: Each Portfolio, using Investors Bank & Trust Company ("IBT") as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders' fees. These fees are disclosed as "Securities lending income" in the Statements of Operations. Each applicable Portfolio receives collateral against the loaned securities which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. Collateral received is generally cash, and is invested in short term investments. There may be risks of delay in recovery of the securities loaned or even loss of rights in the collateral should the counterparty (borrower) not meet its obligations under the terms of the loan. Information regarding the value of the securities loaned and the value of the collateral at period end is included in a footnote at the end of each applicable Portfolio's portfolio of investments.

Cash Accounts: From time to time the Portfolios may leave cash overnight in their account. IBT has been contracted on behalf of the Portfolios to sweep these moneys into a demand note account, which will pay interest equal to 75% of that day's U.S. Treasury Bill rate back to the Portfolios.

Expenses: Expenses directly attributed to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated based upon relative net assets among the respective Portfolios and one other affiliated investment company, Allmerica Securities Trust.

Forward Commitments: The Select Capital Appreciation, Select Investment Grade Income, Government Bond, and Money Market Funds may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring securities for their portfolios, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

Options: All Portfolios, except the Money Market Fund, may use options to manage its exposure to the stock and bond markets and to fluctuations in interest rates. Writing puts and buying calls tend to increase a Portfolio's exposure to the underlying security. Buying puts and writing calls tend to decrease a Portfolio's exposure to the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security to determine the realized gain or loss. Realized gains and losses on written options are included in realized gains and losses on securities. The underlying value of any open options at period end is shown in the portfolio of investments under the caption "Written Options." This amount reflects each contract's exposure to the underlying security at period end. Written options involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying securities, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the terms of the contracts. Exchange-traded options are valued using the last sale price or, if there were no sales that day, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions with institutions that the Sub-Adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each Portfolio requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust's Custodian in a manner that is intended to enable the Portfolio to obtain those securities in the event of a counterparty default. The Sub-Adviser monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

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                           Allmerica Investment Trust

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3.   INVESTMENT MANAGEMENT, ADMINISTRATION, AND OTHER RELATED PARTY TRANSACTIONS

Management Fees: Allmerica Financial Investment Management Services, Inc. (the "Manager"), a wholly-owned subsidiary of Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), serves as investment manager and administrator to the Trust. Allmerica Financial is a wholly-owned subsidiary of AFC. Under the terms of the management agreement, the Portfolios pay a management fee, calculated daily and payable monthly, at an annual rate based upon the following fee schedules:

                                                  Percentage of Average Daily Net Assets
                           -----------------------------------------------------------------------------------------
                              First           Next           Next           Next           Next            Over
Portfolio                  $100,000,000   $150,000,000   $250,000,000   $250,000,000   $250,000,000   $1,000,000,000
--------------------------------------------------------------------------------------------------------------------
Select Capital
   Appreciation Fund           1.00%          0.90%          0.80%          0.70%          0.70%          0.65%
Select Value Opportunity
   Fund                        1.00%          0.85%          0.80%          0.75%          0.70%          0.70%
Select International
   Equity Fund                 1.00%          0.90%          0.85%          0.85%          0.85%          0.85%
Select Growth Fund             0.85%          0.85%          0.80%          0.75%          0.70%          0.70%
Core Equity Fund               0.60%          0.60%          0.55%          0.50%          0.45%          0.45%
Government Bond Fund           0.50%          0.50%          0.50%          0.50%          0.50%          0.50%
Money Market Fund              0.35%          0.30%          0.30%          0.25%          0.20%          0.20%

                          First          Next           Over
Portfolio              $50,000,000   $200,000,000   $250,000,000
----------------------------------------------------------------
Equity Index Fund          0.35%         0.30%         0.25%

                          First         Next           Over
Portfolio              $50,000,000   $50,000,000   $100,000,000
---------------------------------------------------------------
Select Investment
   Grade Income Fund       0.50%        0.45%          0.40%

The Manager has entered into Sub-Adviser Agreements for the management of the investments of each of the Portfolios. The Manager is solely responsible for the payment of all fees to the Sub-Advisers. The Sub-Advisers for each of the Portfolios are as follows:

Select Capital Appreciation Fund      T. Rowe Price Associates, Inc. ("T. Rowe Price")
Select Value Opportunity Fund         Cramer Rosenthal McGlynn, LLC
Select International Equity Fund      Bank of Ireland Asset Management (U.S.) Limited
Select Growth Fund                    Putnam Investment Management, LLC ("Putnam")
                                      Jennison Associates LLC ("Jennison")
Core Equity Fund                      UBS Global Asset Management (Americas) Inc. ("UBS")
                                      Goldman Sachs Asset Management, L.P. ("Goldman")
Equity Index Fund                     Opus Investment Management, Inc. (formerly
                                         Allmerica Asset Management, Inc.; wholly-owned
                                         subsidiary of AFC)
Select Investment Grade Income Fund   Opus Investment Management, Inc.
Government Bond Fund                  Opus Investment Management, Inc.
Money Market Fund                     Opus Investment Management, Inc.

T. Rowe Price International Series, Inc., an investment company managed by an affiliate of T. Rowe Price, is currently used as an investment vehicle for certain insurance products sponsored by Allmerica Financial and First Allmerica Financial Life Insurance Company ("First Allmerica"), a wholly-owned subsidiary of Allmerica Financial. In addition, T. Rowe Price currently serves as investment adviser to a corporate investment account of AFC. Effective
April 18, 2003, both Putnam and Jennison assumed sub-adviser responsibilities for the Select Growth Fund; prior to April 18, 2003, Putnam was the sole sub-adviser. Putnam and Jennison each independently manages their own portion of the Select

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                           Allmerica Investment Trust

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Growth Fund. UBS and Goldman each independently manages its own portion of the Core Equity Fund. In addition, UBS and Goldman each independently manages its own portion of certain assets for First Allmerica and its affiliates. Effective February 1, 2003, the name of Allmerica Asset Management, Inc. was changed to Opus Investment Management, Inc.

Plan of distribution and Service: The 12b-1 Plan permits the Portfolios to pay Allmerica Financial and First Allmerica for marketing and distribution expenses to support the sale and distribution of the Portfolios' shares and the provision of services to maintain and retain accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of each Portfolio's average daily net assets. As directed by the Board of Trustees, each Portfolio pays a distribution fee at an annual rate of 0.15% of each Portfolio's average daily net assets. For the six months ended June 30, 2003, total payments made to Allmerica Financial and First Allmerica by the Portfolios under the 12b-1 Plan amounted to $3,097,534.

Custodian, Fund Accounting, and Administrative Fees: IBT provides portfolio accounting and custody services to the Trust and receives fees and reimbursement of certain out-of-pocket expenses for its services from the Trust. The Manager has entered into an Administrative Services Agreement with IBT, whereby IBT performs certain administrative services for the Portfolios and is entitled to receive an administrative fee and reimbursement of certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administrative fee to IBT. The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

4.   REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

In the event normal operating expenses of each Portfolio, excluding taxes, interest, broker commissions, and extraordinary expenses, but including the management fee, exceed certain voluntary expense limitations as a percentage of average net assets, The Manager will voluntarily reimburse fees and any expenses in excess of the expense limitations. The Portfolios' voluntary expense limitations are as follows:

Select Capital Appreciation Fund      1.35%
Select Value Opportunity Fund*        1.25%
Select International Equity Fund      1.50%
Select Growth Fund                    1.20%
Core Equity Fund                      1.20%
Equity Index Fund                     0.60%
Select Investment Grade Income Fund   1.00%
Government Bond Fund                  1.00%
Money Market Fund                     0.60%

Expense limitations may be removed or revised at any time after a Portfolio's first fiscal year of operations without prior notice to existing shareholders.

     * The Manager has also voluntarily agreed to limit its management fees to an annual rate of 0.90% of average daily net assets of the Select Value Opportunity Fund until further notice.

5.   REDUCTION OF EXPENSES

Certain Portfolios have entered into agreements with brokers whereby the brokers will rebate a portion of brokerage commissions. Such amounts earned by the Portfolios, under such agreements, are presented as a reduction of expenses in the Statements of Operations.

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                           Allmerica Investment Trust

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6.   SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each without a par value.

7.   FOREIGN SECURITIES

All Portfolios except the Government Bond Fund may purchase securities of foreign issuers. The Money Market Fund may invest in only U.S. dollar denominated foreign securities. Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

8.   FINANCIAL INSTRUMENTS

Investing in certain financial instruments including futures and options transactions, and forward foreign currency contracts involves risks other than those reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include the potential for an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under terms of the contracts, and changes in the value of foreign currency relative to the U.S. dollar. The Select Capital Appreciation, Select International Equity and Select Growth Funds may enter into these forward contracts primarily to protect the Portfolio from adverse currency movement.

9.   REORGANIZATIONS

Pursuant to separate Agreements and Plans of Reorganization ("Reorganizations") approved by the Board of Trustees on January 7, 2003 and then approved by shareholders on March 27, 2003, each of the following Acquired Funds of the Trust were reorganized into the respective Acquiring Funds of the Trust after the close of business on the effective date shown. Each Reorganization was accomplished by a tax-free exchange of all of the assets and liabilities of the Acquired Fund for shares of the Acquiring Fund and by the distribution of such shares to the shareholders of the Acquired Fund, in complete liquidation of the Acquired Fund. The reorganizations qualified as tax-free reorganizations for federal income tax purposes with no gain or loss recognized to the Portfolios or the separate account level of shares.

                           Acquired Fund                     Acquiring Fund              Effective Date
-------------------------------------------------------------------------------------------------------
Reorganization #1  Select Strategic Growth Fund    Select Growth Fund                    April 17, 2003
Reorganization #2  Select Emerging Markets Fund    Select International Equity Fund      April 30, 2003
Reorganization #3  Select Growth and Income Fund   Equity Index Fund                     April 25, 2003
Reorganization #4  Select Aggressive Growth Fund   Select Growth Fund                    April 17, 2003
Reorganization #5  Select Strategic Income Fund    Select Investment Grade Income Fund   April 22, 2003

Each Reorganization was accomplished as follows:

Reorganization #1: An exchange of 15,107,801 shares of Select Growth Fund for the 67,820,054 shares then outstanding (each valued at $0.262) of Select Strategic Growth Fund; whose net assets, including $8,264,448 of unrealized depreciation were combined with Select Growth Fund for total net assets after the reorganization of $601,471,129 (includes the net assets of Select Aggressive Growth Fund of Reorganization #4).

Reorganization #2: An exchange of 52,384,344 shares of Select International Equity Fund for the 70,465,156 shares then outstanding (each valued at $0.642) of Select Emerging Markets Fund; whose net assets, including $1,690,066 of unrealized appreciation were combined with Select International Equity Fund for total net assets after the reorganization of $344,940,863.

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                           Allmerica Investment Trust

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Reorganization #3: An exchange of 147,106,786 shares of Equity Index Fund for the 306,640,159 shares then outstanding (each valued at $0.953) of Select Growth and Income Fund; whose net assets, including $39,999,505 of unrealized depreciation were combined with Equity Index Fund for total net assets after the reorganization of $611,065,810.

Reorganization #4: An exchange of 220,257,679 shares of Select Growth Fund for the 281,013,367 shares then outstanding (each valued at $0.922) of Select Aggressive Growth Fund; whose net assets, including $14,734,409 of unrealized depreciation were combined with Select Growth Fund for total net assets after the reorganization of $601,471,129 (includes the net assets of Select Strategic Growth Fund of Reorganization #1).

Reorganization #5: An exchange of 125,882,319 shares of Select Investment Grade Income Fund for the 131,490,310 shares then outstanding (each valued at $1.085) of Select Strategic Income Fund; whose net assets, including $3,796,669 of unrealized appreciation were combined with Select Investment Grade Income Fund for total net assets after the reorganization of $674,124,396.

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                           Allmerica Investment Trust

                                OTHER INFORMATION
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SHAREHOLDER VOTING RESULTS: (UNAUDITED)

A special meeting of the Trust's shareholders was held on March 27, 2003 in which they approved five proposals. The voting results were as follows:

Proposal 1 To approve the Agreement and Plan of Reorganization providing for the sale of all of the assets of the Select Strategic Growth Fund to, and the assumption of all of the liabilities of the Select Strategic Growth Fund by, the Select Growth Fund in exchange for shares of the Select Growth Fund, and the distribution of such shares to the shareholders of the Select Strategic Growth Fund, in complete liquidation of the Select Strategic Growth Fund.

                                                        Shares        Shares      Shares
                                                          For        Against    Abstaining     Total
                                                      -----------   ---------   ----------   ----------
Select Strategic Growth
   Fund:                  Number of Votes Cast:       67,339,974    1,313,765   4,172,201    72,825,940
                          Percentage of Votes Cast:        92.47%        1.80%       5.73%       100.00%

Proposal 2 To approve the Agreement and Plan of Reorganization providing for the sale of all of the assets of the Select Emerging Markets Fund to, and the assumption of all of the liabilities of the Select Emerging Markets Fund by, the Select International Equity Fund in exchange for shares of the Select International Equity Fund, and the distribution of such shares to the shareholders of the Select Emerging Markets Fund, in complete liquidation of the Select Emerging Markets Fund.

                                                        Shares        Shares      Shares
                                                          For        Against    Abstaining     Total
                                                      -----------   ---------   ----------   ----------
Select Emerging Markets
   Fund:                  Number of Votes Cast:       73,191,917    3,286,060   4,837,143    81,315,120
                          Percentage of Votes Cast:        90.01%        4.04%       5.95%       100.00%

Proposal 3 To approve the Agreement and Plan of Reorganization providing for the sale of all of the assets of the Select Growth and Income Fund to, and the assumption of all of the liabilities of the Select Growth and Income Fund by, the Equity Index Fund in exchange for shares of the Equity Index Fund, and the distribution of such shares to the shareholders of the Select Growth and Income Fund, in complete liquidation of the Select Growth and Income Fund.

                                                         Shares        Shares       Shares
                                                           For         Against    Abstaining      Total
                                                       -----------   ----------   ----------   -----------
Select Growth and Income
   Fund:                   Number of Votes Cast:       318,020,168   11,016,836   24,036,001   353,073,005
                           Percentage of Votes Cast:         90.07%        3.12%        6.81%       100.00%

Proposal 4 To approve the Agreement and Plan of Reorganization providing for the sale of all of the assets of the Select Aggressive Growth Fund to, and the assumption of all of the liabilities of the Select Aggressive Growth Fund by, the Select Growth Fund in exchange for shares of the Select Growth Fund, and the distribution of such shares to the shareholders of the Select Aggressive Growth Fund, in complete liquidation of the Select Aggressive Growth Fund.

                                                         Shares        Shares       Shares
                                                           For        Against     Abstaining      Total
                                                       -----------   ----------   ----------   -----------
Select Aggressive Growth
   Fund:                   Number of Votes Cast:       286,858,081   11,381,224   19,961,572   318,200,877
                           Percentage of Votes Cast:         90.15%        3.58%        6.27%       100.00%

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                           Allmerica Investment Trust

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Proposal 5 To approve the Agreement and Plan of Reorganization providing for the sale of all of the assets of the Select Strategic Income Fund to, and the assumption of all of the liabilities of the Select Strategic Income Fund by, the Select Investment Grade Income Fund in exchange for shares of the Select Investment Grade Income Fund, and the distribution of such shares to the shareholders of the Select Strategic Income Fund, in complete liquidation of the Select Strategic Income Fund.

                                                        Shares        Shares     Shares
                                                          For        Against    Abstaining      Total
                                                      -----------   ---------   ----------   -----------
Select Strategic Income   Number of Votes Cast:       121,765,245   2,239,410   9,436,545    133,441,200
  Fund:                   Percentage of Votes Cast:         91.25%       1.68%       7.07%        100.00%

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                           Allmerica Investment Trust

                       REGULATORY DISCLOSURES (Unaudited)
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The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios and are not authorized for distribution to prospective investors in the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company, and Allmerica Investment Trust which include important information related to charges and expenses.

                           CLIENT NOTICES (Unaudited)
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This report includes financial statements for Allmerica Investment Trust. It does not include financial statements for the separate accounts that correspond to the insurance and/or annuity products included in this report.

The SEC has modified mailing requirements for annual reports to allow a single copy of this report to be delivered to customers who share the same last name and address. This will automatically apply to all customers. If you would prefer to receive your own copy, please notify us at the phone number listed on the back cover of this report.

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                           [LOGO] Allmerica FINANCIAL (R)

                       THE ALLMERICA FINANCIAL COMPANIES

 The Hanover Insurance Company . Allmerica Financial Alliance Insurance Company
                . Allmerica Financial Benefit Insurance Company
 Citizens Insurance Company of America . Citizens Management Inc. . AMGRO, Inc.
                           . Financial Profiles, Inc.
        VeraVest Investments, Inc. . VeraVest Investments Advisors, Inc.
        . Opus Investment Management, Inc. . Allmerica Trust Company, N.A. First Allmerica Financial Life Insurance Company . Allmerica Financial Life
              Insurance and Annuity Company (all states except NY)

12260SAR (6/03)                                                          03-1471

        Allmerica Financial                              Semi-Annual Report
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          June 30, 2003                              Allmerica Investment Trust

                                                             .Money Market Fund

[GRAPHIC]  AIT


                                                                2003



                                                 [LOGO]   Allmerica Financial(R)

                               TABLE OF CONTENTS


A Letter from the Chairman.......................................   1
Money Market Fund................................................   2

FINANCIALS....................................................... F-1

For information on ordering additional copies of this report, see Client Notices on page F-10.

One or more Funds may not be available under the variable annuity or variable life insurance policy which you have chosen. Inclusion in this report of a Fund which is not available under your policy is not to be considered a solicitation.

                          A LETTER FROM THE CHAIRMAN

Dear Client:

The global economy continued to sputter during the first half of 2003. At the June economic summit in France, five of the eight leading industrialized nations were either in recession or suffering from slow economic growth. Some European and Japanese officials expressed concern that a continued decline in the value of the already weak U.S. dollar could delay any global recovery. When SARS appeared in China, the country's economic growth decelerated and exports declined throughout the region. As the effects of deflation continued to wreak havoc on Japan's economy, many companies struggled to remain viable. Global stock markets dropped precipitously in the first quarter, but evolving worldwide events triggered a strong second quarter rally, leaving many indices in positive territory for the first half of 2003. Japan's Nikkei Average finished the period up 6.48%, Hong Kong's Hang Seng Index was higher by 5.60%, Germany's DAX Index rose 11.34%, England's FTSE Index gained 4.81% and France's CAC 40 Index was up 3.08%.

During the period, business spending remained on hold as the United States led a war against the leaders of Iraq. When coalition forces achieved rapid success on the battlefield, several analysts predicted a surge in post-war economic activity on the home front. Consumer confidence did spike when the major fighting ended, but a stalled labor market and a continued lack of corporate investment limited the extent of the rebound. The U.S. unemployment rate reached 6.1% during the six-month period, as sluggish demand resulted in additional layoffs. In an effort to stimulate economic growth and create jobs, the U.S. Congress passed a $350 billion tax cut package and the Federal Reserve Board cut the federal funds rate by 0.25%, to a low 1.00%. The U.S. stock and bond markets seemed to be signaling better times ahead, as they posted solid returns for the first six months of 2003. The S&P 500(R) Index finished up 11.77%, the Nasdaq Composite Index was higher by 21.82% and the Lehman Brothers Aggregate Bond Index gained 3.92%.

Money market fund returns declined during the first half of 2003, as short-term interest rates continued to fall. When the Federal Reserve Board cut the target federal funds rate by 0.25% in June, it reinforced the downward trend in short-term interest rates and reduced money market fund returns to historically low levels. The Money Market Fund continued its strong relative performance during the six-month period, returning 0.47%, outperforming its benchmark, the Money Fund Report Averages: First Tier Taxable. According to iMoneyNet, Inc., the Money Market Fund ranked in the top ten percent for net return among money market funds in the First Tier Taxable universe for the first six months of 2003.

On behalf of the Board of Trustees,

/s/ John P. Kavanaugh
John P. Kavanaugh

Chairman of the Board

Allmerica Investment Trust

                               MONEY MARKET FUND


The Money Market Fund returned 0.47% for the first half of 2003, outperforming its benchmark, the Money Fund Report Averages: First Tier Taxable, which returned 0.29%.

The first quarter of 2003 was marked by economic and political uncertainty. The strong second quarter was powered by lower interest rates across the board, with the five-year Treasury security ending the quarter a remarkable 30 basis points lower than where it was at the beginning of the quarter. The Federal Reserve Board acted late in the second quarter, lowering the federal funds rate by 0.25% to 1.00%, and implied that rates will not be raised in the near future. The Federal Reserve Board has not said what else it may do to attempt to reinvigorate the economy. Many analysts believed that the Federal Reserve Board might employ more non-traditional methods of managing interest rates, such as buying longer-dated treasury securities, as the overnight lending rate approached 0.00%. However, the Chairman has commented about a deep-seated fear of the potential secondary effects of such actions, so cutting the federal funds rate appears to be the primary tactic the Federal Reserve Board intends to utilize.

Since the major fighting in Iraq ended, the pickup in economic activity that many forecasters expected has not materialized. The jobless recovery remains intact, but growth of less than 2% has not been enough to persuade businesses to build inventories or increase capital spending. The investment sub-adviser plans to maintain a slightly short duration, between 50-55 days, and a laddered portfolio, in an attempt to provide maximum liquidity and stable current income through this ongoing market uncertainty.

                         Average Annual Total Returns

                                               1 Year 5 Year 10 Year
Money Market Fund                              1.20%  4.13%   4.55%
Money Fund Report Averages: First Tier Taxable 0.79%  3.54%   4.05%
Lipper Money Market Funds Average              0.98%  3.74%   4.23%

                 Average Yield as of June 30, 2003

Money Market Fund 7-Day Yield                                 0.71%

                   Growth of a $10,000 Investment Since 1993

                                    [CHART]

                                 Money Fund Report Averages:
             Money Market Fund       First Tier Taxable
             -----------------   ---------------------------
6/93             $10,000                  $10,000
6/94              10,314                   10,282
6/95              10,852                   10,790
6/96              11,458                   11,342
6/97              12,072                   11,898
6/98              12,746                   12,501
6/99              13,407                   13,078
6/00              14,184                   13,753
6/01              15,035                   14,490
6/02              15,418                   14,758
6/03              15,603                   14,873


The Money Market Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.
The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.
Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Money Fund Report Averages: First Tier Taxable is published by iMoneyNet, Inc., an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis. The Lipper Money Market Funds Average is the average investment performance of funds within the money market category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser
Opus Investment Management, Inc.

About the Fund
Seeks to maximize current income for investors while preserving capital and liquidity.

                             Portfolio Composition

As of June 30, 2003, the sector allocation of net assets was:

                                    [CHART]

Corporate Notes                             46%
Commercial Paper                            28%
U.S. Government & Agency Obligations        15%
Investment Company                           8%
Certificates of Deposit                      3%




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Financials

                                Money Market Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2003 (Unaudited)
-------------------------------------------------------------------------------

                                                                      Value
Par Value                                                            (Note 2)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.3%

              Fannie Mae - 6.2%
$ 5,000,000   1.18%, 07/27/04                                      $  5,000,000
 14,850,000   1.19%, 03/05/04 (a)                                    14,728,774
 12,681,000   1.23%, 07/01/03 (a)                                    12,681,000
                                                                   ------------
                                                                     32,409,774
                                                                   ------------

              Federal Home Loan Bank - 8.1%
 25,000,000   1.16%, 03/15/04 (b)                                    25,000,000
  7,500,000   1.35%, 03/30/04                                         7,500,000
 10,000,000   1.40%, 06/04/04                                        10,000,000
                                                                   ------------
                                                                     42,500,000
                                                                   ------------
              Freddie Mac - 1.0%
  5,000,000   0.89%, 09/30/03 (a)                                     4,988,752
                                                                   ------------
              Total U.S. Government Agency Obligations               79,898,526
                                                                   ------------
              (Cost $79,898,526)

CORPORATE NOTES - 46.5%

              Banking - 8.6%
 25,000,000   Bayerische Landesbank NY (b)
              1.26%, 02/23/04                                        25,000,000
 20,000,000   Marshall & Isley Bank (b)
              1.17%, 12/19/03                                        20,000,000
                                                                   ------------
                                                                     45,000,000
                                                                   ------------

              Financial Services - 22.3%
  7,864,000   Caterpillar Financial Services Corp. (b)
              1.37%, 07/09/03                                         7,864,157
 10,000,000   Caterpillar Financial Services Corp. (b)
              1.43%, 04/02/04                                        10,013,992
  3,050,000   Citigroup, Inc.
              5.70%, 02/06/04                                         3,128,827
 23,000,000   Countrywide Home Loans, Inc. (b)
              1.68%, 11/21/03                                        23,018,861
 12,000,000   J.P. Morgan Chase & Co.
              5.75%, 02/25/04                                        12,338,641
 15,000,000   Money Market Trust LLC (b) (c)
              1.37%, 12/03/03                                        15,000,000
 30,000,000   Money Market Trust Series 2003A (b) (c)
              1.19%, 08/19/03                                        29,998,977
  5,000,000   Sigma Finance, Inc. (b) (c)
              1.14%, 05/18/04                                         4,999,750
 10,000,000   Sigma Finance, Inc.
              1.64%, 12/03/03                                        10,000,000
                                                                   ------------
                                                                    116,363,205
                                                                   ------------

              Oil & GAS - 3.9%
 20,000,000   Deer Park Refining, LP (c)
              1.15%, 07/18/03                                        20,000,000
                                                                   ------------

              Securities Broker - 11.7%
$10,000,000   Bear Stearns Cos., Inc. (b)
              1.50%, 12/12/03                                      $ 10,006,767
 10,000,000   Goldman Sachs Group, Inc. (b)
              1.28%, 12/08/03                                        10,000,000
  4,000,000   Goldman Sachs Group, Inc. (b)
              1.28%, 01/23/04                                         4,000,000
  6,885,000   Lehman Brothers Holdings, Inc.
              7.36%, 12/15/03                                         7,070,625
 10,000,000   Morgan Stanley Dean Witter & Co. (b)
              1.28%, 11/14/03                                        10,000,000
 13,000,000   Morgan Stanley Dean Witter & Co.
              5.63%, 01/20/04                                        13,293,530
  6,488,000   Travelers Group, Inc.
              6.75%, 08/15/03                                         6,531,904
                                                                   ------------
                                                                     60,902,826
                                                                   ------------
              Total Corporate Notes                                 242,266,031
                                                                   ------------
              (Cost $242,266,031)

ASSET BACKED SECURITIES - 0.2%

  1,077,195   Whole Auto Loan Trust, Series 2002-1,
              Class A1
              1.42%, 12/15/03                                         1,077,195
                                                                   ------------
              Total Asset Backed Securities                           1,077,195
                                                                   ------------
              (Cost $1,077,195)

COMMERCIAL PAPER (a) - 28.0%

              Banking - 5.9%
  5,000,000   Societe Generale North America, Inc.
              1.07%, 08/01/03                                         4,995,393
  7,500,000   UBS Finance (DE) LLC
              1.04%, 07/08/03                                         7,498,483
 18,300,000   UBS Finance (DE) LLC
              1.31%, 07/01/03                                        18,300,000
                                                                   ------------
                                                                     30,793,876
                                                                   ------------

              Financial Services - 16.3%
 15,000,000   Amstel Funding Corp. (c)
              1.22%, 07/02/03                                        14,999,491
 15,000,000   Blue Ridge Asset Funding (c)
              1.17%, 08/05/03                                        14,982,938
 15,000,000   Clipper Receivables Corp.
              1.02%, 07/22/03                                        14,991,075
 10,000,000   High Peak Funding LLC (c)
              0.97%, 09/12/03                                         9,980,331
 10,000,000   High Peak Funding LLC (c)
              1.12%, 08/06/03                                         9,988,800
 10,000,000   Ivory Funding Corp. (c)
              1.23%, 08/12/03                                         9,985,650
  5,000,000   Newbury Funding (c)
              1.12%, 10/24/03                                         4,982,111
  5,000,000   Sheffield Receivables Corp. (c)
              1.20%, 07/08/03                                         4,998,834
                                                                   ------------
                                                                     84,909,230
                                                                   ------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                               Money Market Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2003 (Unaudited)
-------------------------------------------------------------------------------

                                                                      Value
Par Value                                                            (Note 2)
-------------------------------------------------------------------------------
             Securities Broker - 5.8%
$20,000,000  Barton Capital Corp. (c)
             1.25%, 07/07/03                                       $ 19,995,833
 10,000,000  Goldman Sachs Promissory Note
             1.35%, 07/25/03                                         10,000,000
                                                                   ------------
                                                                     29,995,833
                                                                   ------------
             Total Commercial Paper                                 145,698,939
                                                                   ------------
             (Cost $145,698,939)

CERTIFICATES OF DEPOSIT - 2.9%

 15,000,000  Associated Bank Green Bay
             1.34%, 07/16/03                                         15,000,000
                                                                   ------------
             Total Certificates of Deposit                           15,000,000
                                                                   ------------
             (Cost $15,000,000)

  Shares

INVESTMENT COMPANIES - 7.6%

 19,201,475  Bear Stearns Prime Money Market
             Portfolio                                               19,201,475
    110,405  Dreyfus Cash Management Plus Money
             Market Fund                                                110,405
 20,240,143  One Group Institutional Prime Money
             Market Fund                                             20,240,143
                                                                   ------------
             Total Investment Companies                              39,552,023
                                                                   ------------
             (Cost $39,552,023)
Total Investments - 100.5%                                          523,492,714
                                                                   ------------
(Cost $523,492,714)
Net Other Assets and Liabilities - (0.5)%                            (2,366,543)
                                                                   ------------
Total Net Assets - 100.0%                                          $521,126,171
                                                                   ============

----------
(a)  Effective yield at time of purchase.
(b) Variable rate security. The rate shown reflects rate in effect at period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At June 30, 2003, these securities amounted to $159,912,715 or 30.7% of net assets. These securities have been deemed to be liquid in accordance with procedures established by the Board of Trustees.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2003, the aggregate cost of investment securities for tax purposes was $523,492,714.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           Allmerica Investment Trust

         STATEMENT OF ASSETS AND LIABILITIES . June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Money Market
                                                                        Fund
--------------------------------------------------------------------------------

ASSETS:
   Total investments at value ...................................   $523,492,714
   Cash .........................................................         26,118
   Receivable for shares sold ...................................      1,341,932
   Interest receivable ..........................................      1,473,199
   Miscellaneous receivable .....................................          1,737
                                                                    ------------
      Total Assets ..............................................    526,335,700
                                                                    ------------

LIABILITIES:
   Payable for investments purchased ............................      5,000,000
   Management fee payable .......................................        132,792
   Distribution fee payable .....................................         64,799
   Trustees' fees and expenses payable ..........................          1,049
   Accrued expenses and other payables ..........................         10,889
                                                                    ------------
      Total Liabilities .........................................      5,209,529
                                                                    ------------
NET ASSETS ......................................................   $521,126,171
                                                                    ============

NET ASSETS consist of:
   Paid-in capital ..............................................   $521,008,388
   Accumulated net realized gain on investments
      sold ......................................................        117,783
                                                                    ------------
TOTAL NET ASSETS ................................................   $521,126,171
                                                                    ============
Shares of beneficial interest outstanding
(unlimited authorization, no par value) .........................    521,010,014

NET ASSET VALUE,
Offering and redemption price per share (Net
   Assets/Shares Outstanding) ...................................   $      1.000
                                                                    ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           Allmerica Investment Trust

  STATEMENT OF OPERATIONS . For the Six Months Ended June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Money Market
                                                                        Fund
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .....................................................    $4,413,129
                                                                     ----------
EXPENSES
   Management fees ..............................................       899,934
   Distribution fees ............................................       450,701
   Custodian and Fund accounting fees ...........................        90,661
   Legal fees ...................................................        26,747
   Audit fees ...................................................        23,210
   Trustees' fees and expenses ..................................        25,061
   Reports to shareholders ......................................        15,722
   Miscellaneous ................................................         3,195
                                                                     ----------
      Total expenses ............................................     1,535,231
                                                                     ----------
NET INVESTMENT INCOME ...........................................     2,877,898
                                                                     ----------
NET REALIZED GAIN ON INVESTMENTS ................................        80,778
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ...................................................    $2,958,676
                                                                     ==========

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           Allmerica Investment Trust

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           Money Market
                                                                Fund
------------------------------------------------------------------------------------
                                               Six Months Ended
                                                 June 30, 2003        Year Ended
                                                  (Unaudited)      December 31, 2002
------------------------------------------------------------------------------------
NET ASSETS at beginning of period ..........     $ 704,804,637       $ 604,656,688
                                                 -------------       -------------

Increase (decrease) in net assets
   resulting from operations:
   Net investment income ...................         2,877,898          10,414,765
   Net realized gain on investments
      sold .................................            80,778              48,471
                                                 -------------       -------------
   Net increase in net assets resulting
      from operations ......................         2,958,676          10,463,236
                                                 -------------       -------------
Distributions to shareholders from net
   investment income .......................        (2,877,898)        (10,414,765)
                                                 -------------       -------------

Capital share transactions:
   Net proceeds from sales of shares .......       121,525,921         962,438,922
   Issued to shareholders in
      reinvestment of distributions ........         2,877,898          10,414,765
   Cost of shares repurchased ..............      (308,163,063)       (872,754,209)
                                                 -------------       -------------
      Net increase (decrease) from
         capital share transactions ........      (183,759,244)        100,099,478
                                                 -------------       -------------
      Total increase (decrease) in net
         assets ............................      (183,678,466)        100,147,949
                                                 -------------       -------------
NET ASSETS at end of period ................     $ 521,126,171       $ 704,804,637
                                                 =============       =============

OTHER INFORMATION:
Share transactions:
   Sold ....................................       121,525,921         962,438,922
   Issued to shareholders in
      reinvestment of distributions ........         2,877,898          10,414,765
   Repurchased .............................      (308,163,063)       (872,754,209)
                                                 -------------       -------------
      Net increase (decrease) in shares
         outstanding .......................      (183,759,244)        100,099,478
                                                 =============       =============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           Allmerica Investment Trust

      FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                        Ratios/supplemental Data
                                                                           ------------------------------------------------
                                                                                            Ratios to Average Net Assets
                                                                                        -----------------------------------
                  Net
                 Asset                   Dividends    Net Asset            Net Assets
                 Value        Net        from Net       Value                End of        Net
 Year Ended    Beginning   Investment   Investment      End of     Total     Period     Investment   Operating   Management
December 31,   of Period     Income       Income        Period    Return     (000's)      Income      Expenses       Fee
------------   ---------   ----------   ----------    ---------   ------   ----------   ----------   ---------   ----------
Money Market
   Fund
   2003/(a)/    $1.000       $0.005      $(0.005)       $1.000     0.47%**  $521,126       0.96%*       0.51%*      0.30%*
   2002          1.000        0.016       (0.016)        1.000     1.66%     704,805       1.63%        0.45%       0.30%
   2001          1.000        0.042       (0.042)        1.000     4.28%     604,657       4.11%        0.36%       0.31%
   2000          1.000        0.062       (0.062)        1.000     6.40%     457,912       6.19%        0.31%       0.26%
   1999          1.000        0.051       (0.051)        1.000     5.19%     513,606       5.09%        0.29%       0.24%
   1998          1.000        0.054       (0.054)        1.000     5.51%     336,253       5.36%        0.32%       0.26%

----------
*    Annualized.
**   Not Annualized.
/(a)/ For the six months ended June 30, 2003 (Unaudited).

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           Allmerica Investment Trust

                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION

Allmerica Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 ("the 1940 Act"), as amended, as an open-end, diversified management investment company established as a Massachusetts business trust. The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance companies, (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) life insurance companies and advisers to the Portfolios and their affiliates. Allmerica Financial Corporation ("AFC") has ceased all new sales of proprietary variable annuities and life insurance products. The Trust is comprised of nine managed investment portfolios ("Portfolios"). The accompanying financial statements and financial highlights are those of the Money Market Fund (the "Portfolio").

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation: Securities of the Portfolio are valued utilizing the amortized cost valuation method, permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Security Transactions and Investment Income: Security transactions are recorded as of trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Portfolio from investments in certain investment companies are recorded as interest income in the accompanying financial statements.

Federal Income Taxes: The Trust treats each portfolio as a separate entity for Federal income tax purposes. The Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily for the Portfolio. The Portfolio declares and distributes all net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Expenses: Expenses directly attributed to a portfolio are charged to the portfolio, while expenses which are attributable to more than one portfolio of the Trust are allocated based upon relative net assets among the respective Portfolios and one other affiliated investment company, Allmerica Securities Trust.

Forward Commitments: The Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

--------------------------------------------------------------------------------

                           Allmerica Investment Trust

--------------------------------------------------------------------------------

Although the Portfolio generally will enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if its Sub-Adviser deems it appropriate to do so.

Repurchase Agreements: The Portfolio may engage in repurchase agreement transactions with institutions that the Sub-Adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust's Custodian in a manner that is intended to enable the Portfolio to obtain those securities in the event of a counterparty default. The Sub-Adviser monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

3.   INVESTMENT MANAGEMENT, ADMINISTRATION, AND OTHER RELATED PARTY TRANSACTIONS

Management Fees: Allmerica Financial Investment Management Services, Inc. (the "Manager"), a wholly-owned subsidiary of Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), serves as investment manager and administrator to the Trust. Allmerica Financial is a wholly-owned subsidiary of AFC. Under the terms of the management agreement, the Portfolio pays a management fee, calculated daily and payable monthly at annual rates of 0.35% for the first $100,000,000 in average daily net assets, 0.30% for the next $400,000,000 in average daily net assets, 0.25% for the next $250,000,000 in average daily net assets, and 0.20% for average daily net assets in excess of $750,000,000.

The Manager has entered into a Sub-Adviser Agreement for the management of the investments of the Portfolio. The Manager is solely responsible for the payment of all fees to the Sub-Adviser. The Sub-Adviser for the Portfolio is Opus Investment Management, Inc., a wholly-owned subsidiary of Allmerica Financial Corporation. Effective February 1, 2003, the name of Allmerica Asset Management, Inc. was changed to Opus Investment Management, Inc.

Plan of Distribution and Service: The 12b-1 Plan permits the Portfolio to pay Allmerica Financial and First Allmerica Financial Life Insurance Company, a wholly-owned subsidiary of Allmerica Financial, for marketing and distribution expenses to support the sale and distribution of the Portfolio's shares and the provision of services to maintain and retain accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of the Portfolio's average daily net assets. As directed by the Board of Trustees, the Portfolio pays a distribution fee at an annual rate of 0.15% of the Portfolio's average daily net assets.

Custodian, Fund Accounting, and Administrative Fees: Investors Bank & Trust Company ("IBT") provides portfolio accounting and custody services to the Trust and receives fees and reimbursement of certain out-of-pocket expenses for its services from the Trust. The Manager has entered into an Administrative Services Agreement with IBT, whereby IBT performs certain administrative services for the Portfolio and is entitled to receive an administrative fee and reimbursement of certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administrative fee to IBT. The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

4.   REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

In the event normal operating expenses, excluding taxes, interest, broker commissions, and extraordinary expenses, but including the management fee, exceed 0.60% of average net assets, the Manager will voluntarily reimburse fees and any expenses in excess of the expense limitation. Expense limitations may be removed or revised at any time after the Portfolio's first fiscal year of operations without prior notice to existing shareholders.

--------------------------------------------------------------------------------

                           Allmerica Investment Trust

--------------------------------------------------------------------------------

5.   SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolio, each without a par value.

6.   FOREIGN SECURITIES

The Portfolio may invest in only U.S. dollar denominated foreign securities. Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

--------------------------------------------------------------------------------

                           Allmerica Investment Trust

                       REGULATORY DISCLOSURES (Unaudited)

--------------------------------------------------------------------------------

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio and are not authorized for distribution to prospective investors in the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company and Allmerica Investment Trust which include important information related to charges and expenses.

                           CLIENT NOTICES (Unaudited)
--------------------------------------------------------------------------------

This report includes financial statements for the Money Market Fund of Allmerica Investment Trust. It does not include financial statements for the separate accounts that correspond to the insurance and/or annuity products included in this report.

The SEC has modified mailing requirements for annual reports to allow a single copy of this report to be delivered to customers who share the same last name and address. This will automatically apply to all customers. If you would prefer to receive your own copy, please notify us at the phone number listed on the back cover of this report.

--------------------------------------------------------------------------------

                         [LOGO] ALLMERICA FINANCIAL(R)

                       THE ALLMERICA FINANCIAL COMPANIES
                       ---------------------------------
 The Hanover Insurance Company . Allmerica Financial Alliance Insurance Company
                 . Allmerica Financial Benefit Insurance Company
 Citizens Insurance Company of America . Citizens Management Inc. . AMGRO, Inc.
                           . Financial Profiles, Inc.
         VeraVest Investments, Inc. . VeraVest Investment Advisors, Inc.
       . Opus Investment Management, Inc. . Allmerica Trust Company, N.A.
                First Allmerica Financial Life Insurance Company
.. Allmerica Financial Life Insurance and Annuity Company (all states except NY)

11129SAR (6/03)                                                          03-1471

Item 2.   Code of Ethics

          Not Applicable

Item 3.   Audit Committee Financial Expert

          Not Applicable

Item 4.   Principal Accountant Fees and Services

          Not Applicable

Item 5.   Audit Committee of Listed Registrants

          Not Applicable

Item 6.   Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          Not Applicable

Item 8.   Reserved.

Item 9.   Controls and Procedures

          (a) The registrant's principal executive and principal financial officers have concluded that, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of the date within 90 days of the filing date of this report on Form N-CSR, such disclosure controls and procedures provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons.

          (b)    Changes to internal control over financial reporting: Not
                 Applicable

Item 10.  Exhibits

          (a)    Not Applicable

          (b)(1) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto as Exhibit 99.CERT.

          (2) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
                 Exhibit 99.906 CERT.

                                   Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allmerica Investment Trust


By:  /s/ John P. Kavanaugh
     --------------------------------------
     John P. Kavanaugh
     President and Chairman

Date: August 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ John P. Kavanaugh
     --------------------------------------
     John P. Kavanaugh
     President and Chairman

Date: August 19, 2003


By:  /s/ Paul T. Kane
     --------------------------------------
     Paul T. Kane
     Assistant Vice President and Treasurer
     (Principal Accounting Officer and
     Principal Financial Officer)

Date: August 19, 2003